ANNUAL REPORTS OF
                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            SCUDDER VARIABLE SERIES I
                  AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                        CALVERT SOCIAL BALANCED PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                                 PRODUCTS FUNDS:
                             EQUITY-INCOME PORTFOLIO
                              CONTRAFUND PORTFOLIO
                           AND ASSET MANAGER PORTFOLIO

                                DECEMBER 31, 2002

   This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----

Annual Report of Mutual of America Investment Corporation
  President's Message .....................................................    1
  Portfolio Management Discussions ........................................    2
  Portfolio of Investments in Securities:
    Money Market Fund .....................................................   10
    All America Fund ......................................................   11
    Equity Index Fund .....................................................   19
    Mid-Cap Equity Index Fund .............................................   24
    Bond Fund .............................................................   28
    Short-Term Bond Fund ..................................................   31
    Mid-Term Bond Fund ....................................................   34
    Composite Fund ........................................................   36
    Aggressive Equity Fund ................................................   40
  Statement of Assets and Liabilities .....................................   42
  Statement of Operations .................................................   43
  Statements of Changes in Net Assets .....................................   45
  Financial Highlights ....................................................   47
  Notes to Financial Statements ...........................................   55
  Independent Auditors' Report ............................................   61
  Directors and Officers ..................................................   62

Annual Report of Scudder Variable Series I

Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

Annual  Report  of  Fidelity  Investments  Variable  Insurance  Products  Funds:
Equity-Income Portfolio

Annual  Report  of  Fidelity  Investments  Variable  Insurance  Products  Funds:
Contrafund Portfolio

Annual Report of Fidelity Investments Variable Insurance Products Funds: Asset Manager Portfolio

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

      The Mutual of America Investment Corporation results for the year ending December 31, 2002 are presented within this report.

      The year ending December 31, 2002 was challenging and difficult for the capital markets in general. As the year began, the U.S. was still struggling with the aftermath of the September 11, 2001 terrorist attacks. A wide range of challenges, including investor uncertainty caused by corporate and accounting scandals at large, once-respected companies, negatively impacted the U.S. equity market and led to record corporate bond defaults. The Standard & Poor's 500 stock index fell more than 22%, its worst year since 1974. The federal budget came under pressure as spending increased on homeland security and the war against terrorism. Consumer confidence began to slip and unemployment levels rose.

      Yet, despite all that, the U.S. economy, helped no doubt by historically low interest rates which were further driven down by the Federal Reserve lowering its borrowing rate in November, began to pull out of a recession, The level of interest rates helped keep mortgage rates low and the housing industry continued to grow at impressive rates. Low interest rates helped support consumer spending in the face of extraordinarily negative news and kept the U.S. economy growing. Corporate profits reversed a downward trend and started to show positive year-over-year results. Business spending, however, remained conservative as companies continue to work through the excess capacity that resulted from the enormous capital investment of the last decade.

      Looking ahead over the longer term, the U.S. economy should continue to move forward as interest rates stay low and investor confidence in corporate America begins to recover. However, in the near term, the risk of war with Iraq creates an environment of uncertainty.

      The total return performance for each of the Mutual of America Investment Corporation Funds is reflected below.

                  Total Returns -- Year Ended December 31, 2002

      Money Market Fund ..............................................    + 1.5%
      All America Fund ...............................................    -22.4%
      Equity Index Fund ..............................................    -22.1%
      Mid-Cap Equity Index Fund ......................................    -15.2%
      Bond Fund ......................................................    + 6.8%
      Short-Term Bond Fund ...........................................    + 5.0%
      Mid-Term Bond Fund .............................................    + 9.7%
      Composite Fund .................................................    - 7.5%
      Aggressive Equity Fund .........................................    -20.5%

      The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                        Sincerely,

                                        /s/ Dolores J. Morrissey
                                        ---------------------------------
                                        Dolores J. Morrissey
                                        Chairman of the Board and President,
                                        Mutual of America Investment Corporation

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper, the Fund returned 1.5% for the 12 months ended December 31, 2002. Short-term rates declined substantially during this period, as the Federal Reserve Board lowered the Federal Funds Rate from 1.75% to 1.25% in an attempt to stimulate the economy. The seven-day effective yield as of February 18, 2003 is 1.0%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

                                ALL AMERICA FUND

      The many challenges faced by the U.S. equity markets in 2002 resulted in a third consecutive year of negative returns for the Standard & Poor's 500 Index and Russell 2000(R) Index. For the year, small-cap stocks slightly outperformed large caps, while value stocks outperformed growth stocks across all market caps.

      The investment  objective of the All America Fund is to outperform the S&P
500. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed using four different investment approaches. The actively managed portion of the Fund is approximately equally distributed among large-cap growth, small-cap growth, large-cap value and small-cap value disciplines. Mutual of America Capital Management Corporation manages the value and the small-cap growth assets. A sub-advisor manages the large-cap growth assets.

     The Fund's return for the 12 months ending December 31, 2002 was -22.4% versus the benchmark return of -22.l%. Each internally managed component beat its respective benchmark, while the sub-advisor lagged its benchmark.

       [The following table represents a line graph in the printed report]

                         GROWTH OF A $10,000 INVESTMENT

   Dates                             All America Fund             S&P 500 Index
   -----                             ----------------             --------------
 12/31/1992                               10,000                     10,000
 12/31/1993                               11,215                     10,999
 12/31/1994                               11,359                     11,145
 12/31/1995                               15,514                     15,333
 12/31/1996                               18,729                     18,859
 12/31/1997                               23,747                     25,151
 12/31/1998                               28,794                     32,337
 12/31/1999                               36,223                     39,140
 12/31/2000                               34,415                     35,574
 12/31/2001                               28,435                     31,348
 12/31/2002                               22,070                     24,420

--------------------------------------------------------------------------------
                                All America Fund*

                                                              Total Return
 Period                                  Growth            ------------------
 Ended                                     of               Cumu-     Average
 12/31/02                                $10,000           lative     Annual
--------------------------------------------------------------------------------
 1 Year                                   $7,762            -22.4%   -22.4%
 5 Years                                  $9,294             -7.1%    -1.5%
 Since 5/2/94                            $20,086            100.9%     8.4%
 10 Years                                $22,070            120.7%     8.2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S & P 500 Index

                                                             Total Return
 Period                                  Growth        ------------------
 Ended                                     of               Cumu-     Average
 12/31/02                                $10,000           lative     Annual
--------------------------------------------------------------------------------
 1 Year                                   $7,790            -22.1%   -22.1%
 5 Years                                  $9,708             -2.9%    -0.6%
 Since 5/2/94                            $22,663            126.6%     9.9%
 10 Years                                $24,420            144.2%     9.3%
--------------------------------------------------------------------------------

* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflects performance results achieved in accordance with the previous objective of the Fund.

      The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The performance for the S&P 500 Index was down for the third consecutive year as the many challenges facing the U.S. on a social and geopolitical level overwhelmed investor sentiment. The continued threat of further terrorist attacks and management and corporate missteps at several of the country's larger corporations negatively impacted stock prices. Corporate profits have stopped declining for many of the companies within the S&P 500 Index and have been positive on a year-over-year basis for three quarters. Fourth-quarter earnings reports (to date) have been free from any restatements or scandal, which should help the markets going forward in 2003.

      The Equity Index Fund invests in the 500 stocks that comprise the S&P 500 Index. The S&P 500 Index is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in this Index tend to be market leaders. In July 2002, Standard & Poor's changed the composition of the Index by removing seven foreign companies (five Canadian and two European), replacing them with seven firms headquartered in the U.S. For the 12 months ending December 2002, all sectors within the Index had negative returns. The weakest sectors were Information Technology and Telecom Services. These sectors attracted the most capital in the late 1990s and the issues of excess capacity and overoptimistic expectations are undergoing a correction. Market sentiment may improve with an increase in corporate profit visibility and, at least, a partial resolution of the current geopolitical situation.

      The Fund's performance for the 12 months ended December 31, 2002 was -22.1%, which was in line with the benchmark return of -22.1%.

       [The following table represents a line graph in the printed report]

                         GROWTH OF A $10,000 INVESTMENT

     Dates                              Equity Index Fund         S&P 500 Index
     -----                              -----------------         -------------
    2/5/1993                                  10,000                  10,000
  12/31/1993                                  10,619                  10,729
  12/31/1994                                  10,781                  10,871
  12/31/1995                                  14,729                  14,957
  12/31/1996                                  18,079                  18,397
  12/31/1997                                  24,063                  24,534
  12/31/1998                                  30,940                  31,543
  12/31/1999                                  37,321                  38,180
  12/31/2000                                  33,955                  34,702
  12/31/2001                                  29,822                  30,579
  12/31/2002                                  23,221                  23,821

--------------------------------------------------------------------------------
                                Equity Index Fund

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                       $7,786       -22.1%    -22.1%
 5 Years                                      $9,650        -3.5%     -0.7%
 Since 2/5/93 (Inception)                    $23,221       132.2%      8.9%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S & P 500 Index

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                       $7,790       -22.1%    -22.1%
 5 Years                                      $9,708        -2.9%     -0.6%
 Since 2/5/93 (Inception)                    $23,821       138.2%      9.2%
--------------------------------------------------------------------------------

      The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index. The Index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and Nasdaq. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      The S&P MidCap 400 Index outperformed both the S&P 500 Index and the Russell 2000(R) Index, continuing a trend of recent years. The MidCap Index is rich in companies that have grown up from the smaller-cap Russell 2000(R) Index and continue to execute successful business strategies with relatively reasonable valuations. The Mid-Cap Equity Index Fund's performance for the 12-month period ending December 31, 2002 was -15.2% versus the -14.5% return of the S&P MidCap 400 Index. Mid-cap futures do not trade as precisely as the larger cap instruments, so the cash flows in and out of the Fund can have a large impact on the performance, which, therefore, may vary from the benchmark.

       [The following table represents a line graph in the printed report]

                         GROWTH OF A $10,000 INVESTMENT

    Dates                     Mid-Cap Equity Index Fund     S&P MidCap 400 Index
    -----                     -------------------------     --------------------
    5/3/1999                            10,000                   10,000
  12/31/1999                            11,174                   11,180
  12/31/2000                            13,039                   13,138
  12/31/2001                            12,900                   13,057
  12/31/2002                            10,934                   11,163
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Mid-Cap Equity Index Fund

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                       $8,476       -15.2%    -15.2%
 Since 5/3/99 (Inception)                    $10,934         9.3%      2.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             S & P MidCap 400 Index

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                       $8,549       -14.5%    -14.5%
 Since 5/3/99 (Inception)                    $11,163        11.6%      3.1%
--------------------------------------------------------------------------------

      The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                    BOND FUND

      The Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, which yield more than U.S. Treasury issues. For the 12 months ending December 31, 2002, the Fund returned 6.8%. The Fund's previous benchmark, the Lehman Brothers Government/Credit Index (which is over 50% invested in U.S. Government issues) returned 11.0% and the Lehman Brothers Aggregate Bond Index returned 10.3% for the same period. The Fund continued to underweight government securities and emphasized higher-yielding, but more volatile, corporate issues. This volatility has risen to unprecedented levels due to a number of bankruptcies, particularly in the telecommunications sector, and well-publicized accounting and corporate governance issues. As these are resolved, we expect corporate bond prices to stabilize and yield relationships to revert to historical ranges. This should enable the Fund to outperform the more stable issues that dominate the Lehman Aggregate and Government/Credit Bond indexes.

      The Bond Fund has recently increased its holdings of mortgage-backed securities, based on market conditions and the growing preference within the fixed-income securities industry for portfolios that are diversified among government, corporate and mortgage-backed securities. Consequently, the comparative index for the Fund has been changed to the Lehman Brothers Aggregate Bond Index, which includes a significant mortgage-backed securities component. The Fund's previous benchmark, the Lehman Brothers Government/Credit Bond Index, does not include any mortgage-backed securities.

       [The following table represents a line graph in the printed report]

                         GROWTH OF A $10,000 INVESTMENT

                                  Lehman Bros.               Lehman Bros.
     Dates        Bond Fund    Aggregate Bond Index    Gov't/Credit Bond Index
     -----        ---------    --------------------    -----------------------

   12/31/1992      10,000            10,000                      10,000
   12/31/1993      11,325            10,975                      11,103
   12/31/1994      10,967            10,654                      10,715
   12/31/1995      13,096            12,623                      12,776
   12/31/1996      13,562            13,079                      13,147
   12/31/1997      14,976            14,345                      14,430
   12/31/1998      16,047            15,588                      15,796
   12/31/1999      15,741            15,459                      15,457
   12/31/2000      17,136            17,257                      17,287
   12/31/2001      18,633            18,710                      18,758
   12/31/2002      19,891            20,631                      20,825
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    Bond Fund

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                      $10,675         6.8%      6.8%
 5 Years                                     $13,282        32.8%      5.8%
 10 Years                                    $19,891        98.9%      7.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Lehman Bros. Aggregate Bond Index

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                      $11,027        10.3%     10.3%
 5 Years                                     $14,382        43.8%      7.5%
 10 Years                                    $20,631       106.3%      7.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Lehman Bros. Gov't./Credit Bond Index

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                      $11,102        11.0%     11.0%
 5 Years                                     $14,431        44.3%      7.6%
 10 Years                                    $20,825       108.2%      7.6%
--------------------------------------------------------------------------------

      The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indexes do not.

                              SHORT-TERM BOND FUND

      The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, which yield more than U.S. Treasury issues. The Fund's strategy focuses on tightly structured U.S. Government agency mortgage securities, which are normally less volatile than other securities of similar maturity. Over the 12-month period, the yield on three-year Treasury issues declined from 3.67% to 1.95%. The positive influence of price returns on the Index overwhelmed the higher current yield by the Fund's mortgage-backed securities. The yield curve remains unusually steep and is expected to flatten over the next 12 months, potentially resulting in favorable returns for the Fund relative to the Index. The Fund returned 5.0% for the 12 months ended December 31, 2002, compared to its benchmark, the Salomon Bros. 1-3 Year Bond Index, which returned 6.2% for the same period.

       [The following table represents a line graph in the printed report]

                         GROWTH OF A $10,000 INVESTMENT

                                                               Salomon Bros.
     Dates                 Short-Term Bond Fund            1-3 Year Bond Index
     -----                 --------------------            -------------------
     2/5/1993                     10,000                          10,000
   12/31/1993                     10,449                          10,448
   12/31/1994                     10,600                          10,511
   12/31/1995                     11,421                          11,655
   12/31/1996                     11,985                          12,257
   12/31/1997                     12,709                          13,074
   12/31/1998                     13,428                          13,985
   12/31/1999                     13,999                          14,444
   12/31/2000                     15,088                          15,621
   12/31/2001                     16,212                          17,001
   12/31/2002                     17,030                          18,058
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Short-Term Bond Fund

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
1 Year                                       $10,505         5.0%      5.0%
5 Years                                      $13,401        34.0%      6.0%
Since 2/5/93 (Inception)                     $17,030        70.3%      5.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Salomon Bros. 1-3 Year Bond Index

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                      $10,622         6.2%      6.2%
 5 Years                                     $13,811        38.1%      6.7%
 Since 2/5/93 (Inception)                    $18,058        80.6%      6.1%
--------------------------------------------------------------------------------

      The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                               MID-TERM BOND FUND

      The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. The spreads against Treasuries widened considerably during 2002, detracting appreciably from total return for the year. For the 12 months ended December 31, 2002, the Fund returned 9.7%, compared to the Salomon Bros. 3-7 Year Bond Index, which returned 11.0%.

       [The following table represents a line graph in the printed report]

                         GROWTH OF A $10,000 INVESTMENT

    Dates             Mid-Term Bond Fund       Salomon Bros. 3-7 Year Bond Index
    -----             ------------------       ---------------------------------
    2/1/1993                10,000                          10,000
  12/31/1993                10,727                          10,722
  12/31/1994                10,355                          10,436
  12/31/1995                12,042                          12,197
  12/31/1996                12,511                          12,669
  12/31/1997                13,429                          13,717
  12/31/1998                14,282                          14,939
  12/31/1999                14,479                          14,938
  12/31/2000                15,181                          16,527
  12/31/2001                16,766                          18,089
  12/31/2002                18,384                          20,075
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Mid-Term Bond Fund

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                      $10,966         9.7%      9.7%
 5 Years                                     $13,690        36.9%      6.5%
 Since 2/5/93 (Inception)                    $18,384        83.8%      6.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Salomon Bros. 3-7 Year Bond Index

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                      $11,098        11.0%     11.0%
 5 Years                                     $14,634        46.3%      7.9%
 Since 2/5/93 (Inception)                    $20,075       100.8%      7.3%
--------------------------------------------------------------------------------

      The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                 COMPOSITE FUND

      The Composite Fund seeks appreciation and current income by investing in a diversified portfolio of common stocks and fixed-income securities. The equity portion of the Fund invests in stocks within the S&P 500 Index. Approximately 25 of the largest stocks by market capitalization will have representation in the Fund along with additional stocks, with the total owned usually falling between 75-100 companies. The bond portion of the Fund invests primarily in corporate, U.S. Government agency issues and mortgage-backed securities, which yield more than U.S. Treasury securities.

      For the 12 months ended December 31, 2002, the Lehman Brothers Government/Credit Bond Index returned 11.0%, the Lehman Brothers Aggregate Bond Index returned 10.3% and the S&P 500 Index returned -22.1%. The Composite Fund returned -7.5%.

      In the past year, interest rates have remained low as a result of Federal Reserve actions and investor uncertainty regarding the stock market. A number of bankruptcies, particularly in the telecommunications sector, have tested investor resilience. Investor time horizons are short and rising gains (as a group) are quickly taken, making it difficult to establish new sector leadership. The specter of questionable accounting and management practices should continue to affect the market.

      The fixed-income component of the Composite Fund has recently increased its holdings of mortgage-backed securities. Consequently, the comparative index for the fixed-income component has been changed to the Lehman Brothers Aggregate Bond Index, which includes a significant mortgage-backed securities component. The fixed-income component's previous benchmark, the Lehman Brothers Government/Credit Bond Index, does not include any mortgage-backed securities.

      [The following table represents a line graph in the printed report]

                         GROWTH OF A $10,000 INVESTMENT

                            Lehman Bros.     Lehman Bros.                         Salomon Bros.
               Composite     Aggregate       Gov't/Credit                        3 - Mo. Treasury
  Dates          Fund        Bond Index       Bond Index       S&P 500 Index        Bill Index
  -----        ---------    ------------     ------------      -------------     -----------------
12/31/1992      10,000         10,000           10,000            10,000               10,000
12/31/1993      11,717         10,975           11,103            10,999               10,308
12/31/1994      11,358         10,654           10,715            11,144               10,746
12/31/1995      13,845         12,623           12,776            15,333               11,364
12/31/1996      15,492         13,079           13,147            18,859               11,961
12/31/1997      18,234         14,345           14,430            25,150               12,589
12/31/1998      20,871         15,588           15,796            32,336               13,224
12/31/1999      24,040         15,459           15,457            39,139               13,851
12/31/2000      23,912         17,257           17,287            35,574               14,677
12/31/2001      21,282         18,710           18,758            31,348               15,277
12/31/2002      19,685         20,631           20,825            24,420               15,537

--------------------------------------------------------------------------------
                                 Composite Fund

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                       $9,249        -7.5%     -7.5%
 5 Years                                     $10,796         8.0%      1.5%
 10 Years                                    $19,685        96.8%      7.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 S & P 500 Index

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                       $7,790       -22.1%    -22.1%
 5 Years                                      $9,708        -2.9%     -0.6%
 10 Years                                    $24,420       144.2%      9.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        Lehman Bros. Aggregate Bond Index

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                      $11,027        10.3%     10.3%
 5 Years                                     $14,382        43.8%      7.5%
 10 Years                                    $20,631       106.3%      7.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Salomon Bros. 3 - Month T-Bill Index

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                      $10,170         1.7%      1.7%
 5 Years                                     $12,341        23.4%      4.3%
 10 Years                                    $15,536        55.4%      4.5%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Lehman Bros. Gov't/Credit Bond Index

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                      $11,102        11.0%     11.0%
 5 Years                                     $14,431        44.3%      7.6%
 10 Years                                    $20,825       108.2%      7.6%
--------------------------------------------------------------------------------

      The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indexes do not.

                             AGGRESSIVE EQUITY FUND

      In 2002, the Russell 2000(R) Index recorded its worst year since its 1979 inception. Financial Services and Real Estate Investment Trusts (REITs) were the only sectors to achieve positive performance for the year. All other sectors were down double digits for the period with Technology, Health Care and Producer Durables the weakest. Within the Index, value continued to significantly outperform growth, although the disparity began to decelerate in the fourth quarter. Small-cap stocks outperformed large cap for the year, but at a narrower margin than in recent years.

      The objective of the Aggressive Equity Fund is capital appreciation through investing in both growth and value stocks, with the respective weightings to be determined by market conditions. Over the 12-month period ending December 31, 2002, the Fund returned -20.5% versus the -20.5% return for the Russell 2000(R) Index.

      [The following table represents a line graph in the printed report]

                         GROWTH OF A $10,000 INVESTMENT

       Dates               Aggressive Equity Fund             Russell 2000 Index
       -----               ----------------------             ------------------
       5/1/1994                    10,000                           10,000
     12/31/1994                    10,597                           9,845
     12/31/1995                    14,640                           12,645
     12/31/1996                    18,678                           14,730
     12/31/1997                    22,556                           18,024
     12/31/1998                    21,395                           17,564
     12/31/1999                    30,656                           21,298
     12/31/2000                    30,300                           20,653
     12/31/2001                    27,082                           21,167
     12/31/2002                    21,540                           16,832
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Aggressive Equity Fund

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                       $7,954       -20.5%    -20.5%
 5 Years                                      $9,550        -4.5%     -0.9%
 Since 5/2/94 (Inception)                    $21,540       115.4%      9.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               Russell 2000 Index

                                                             Total Return
 Period                                       Growth      ------------------
 Ended                                         of          Cumu-     Average
 12/31/02                                    $10,000      lative     Annual
--------------------------------------------------------------------------------
 1 Year                                       $7,952       -20.5%    -20.5%
 5 Years                                      $9,338        -6.6%     -1.4%
 Since 5/2/94 (Inception)                    $16,832        68.3%      6.2%
--------------------------------------------------------------------------------

      The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                                                                Face
                                                         Rating*        Rate   Maturity        Amount            Value
                                                         -------        ----   --------        ------            -----
SHORT-TERM DEBT SECURITIES:
AGENCIES (26.4%)
   Federal Home Loan Bank ..........................        AAA         1.28%   01/08/03     $7,826,000       $ 7,824,051
   Federal Home Loan Mortgage Corp. ................        AAA         1.24    01/07/03      8,301,000         8,299,262
   Federal National Mortgage Association ...........        AAA         1.28    01/14/03      8,527,000         8,523,056
                                                                                                              -----------
                                                                                                               24,646,369
                                                                                                              -----------
COMMERCIAL PAPER (73.6%)
   7-Eleven, Inc. ..................................     A1+/P1         1.32    01/24/03      2,500,000         2,497,888
   Archer Daniels Midland ..........................      A1/P1         1.32    02/20/03      1,022,000         1,020,126
   Abbott Laboratories .............................     A1+/P1         1.26    01/07/03      2,549,000         2,548,464
   Abbott Laboratories .............................     A1+/P1         1.28    01/10/03        294,000           293,906
   Alcoa, Inc. .....................................      A1/P1         1.32    01/09/03        742,000           741,782
   American Express Credit Corp. ...................      A1/P1         1.32    01/17/03      2,500,000         2,498,531
   Bayer Corporation ...............................      A1/P1         1.32    01/17/03      2,000,000         1,998,826
   Bayer Corporation ...............................      A1/P1         1.34    03/19/03        600,000           598,258
   Becton Dickinson & Co. ..........................      A1/P1         1.27    01/28/03      1,000,000           999,046
   Becton Dickinson & Co. ..........................      A1/P1         1.31    02/03/03        855,000           853,973
   Becton Dickinson & Co. ..........................      A1/P1         1.30    03/10/03        563,000           561,597
   Bemis Co. .......................................      A1/P1         1.32    01/15/03      2,600,000         2,598,664
   Bristol-Meyers Squibb ...........................     A1+/P1         1.32    01/14/03      2,600,000         2,598,760
   Coca-Cola Co. ...................................      A1/P1         1.25    01/14/03      2,500,000         2,498,870
   Coca-Cola Enterprises ...........................      A1/P1         1.27    01/13/03      2,500,000         2,498,940
   Executive Jet, Inc. .............................     A1+/P1         1.32    02/19/03      2,500,000         2,495,505
   Gannett Co. .....................................      A1/P1         1.28    01/14/03      2,500,000         2,498,844
   General Dynamics Corp. ..........................      A1/P1         1.27    01/08/03      2,500,000         2,499,382
   General Electric Capital Corp. ..................     A1+/P1         1.32    01/13/03      2,500,000         2,498,898
   International Lease Fin. Corp. ..................     A1+/P1         1.28    01/13/03      1,500,000         1,499,359
   International Lease Fin. Corp. ..................     A1+/P1         1.34    01/22/03      1,500,000         1,498,826
   Kimberly-Clark Worldwide ........................     A1+/P1         1.27    01/22/03      1,451,000         1,449,923
   Merck & Co., Inc. ...............................     A1+/P1         1.28    01/17/03      2,600,000         2,598,519
   Medtronic, Inc. .................................     A1+/P1         1.26    02/06/03      2,113,000         2,110,338
   Nestle Capital Corp. ............................     A1+/P1         1.29    03/19/03      2,000,000         1,994,408
   Novartis Finance Corp. ..........................     A1+/P1         1.30    01/15/03      2,500,000         2,498,734
   Pfizer, Inc. ....................................     A1+/P1         1.29    02/06/03      2,000,000         1,997,418
   Siemens Capital Corp. ...........................     A1+/P1         1.26    01/13/03      2,600,000         2,598,906
   SLM Corp. .......................................      A1/P1         1.40    01/06/03      1,453,000         1,452,717
   Schering-Plough Corporation .....................     A1+/P1         1.30    01/23/03      2,600,000         2,597,932
   Unilever Capital Corp. ..........................      A1/P1         1.29    01/10/03      2,000,000         1,999,354
   Washington Gas Light Co. ........................     A1+/P1         1.35    01/09/03      1,891,000         1,890,432
   Washington Post Co. .............................      A1/P1         1.34    01/21/03      1,000,000           999,255
   Washington Post Co. .............................      A1/P1         1.75    01/21/03      1,500,000         1,498,536
   Wisconsin Electric Fuel Tr. .....................      A1/P1         1.33    01/24/03      2,500,000         2,497,874
   Wisconsin Gas Co. ...............................      A1/P1         1.31    01/15/03      1,470,000         1,469,250
   Wisconsin Gas Co. ...............................      A1/P1         1.32    01/29/03      1,110,000         1,108,860
                                                                                                              -----------
                                                                                                               68,560,901
                                                                                                              -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $93,207,384) 100.0% .............................................................................   $93,207,270
                                                                                                              ===========


----------
* Ratings as per Standard & Poor's Corporation/Moody's Investors Service, Inc., and are unaudited.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS:
COMMON STOCKS
   3M Company ..............................            11,738      $  1,447,295
   Abbott Laboratories .....................            46,794         1,871,760
   Ace, Ltd.* ..............................             7,860           230,612
   ADC Telecommunications, Inc.* ...........            23,855            49,857
   Adobe Systems, Inc. .....................             7,189           179,078
   Advanced Micro Devices, Inc.* ...........            10,306            66,577
   AES Corp.* ..............................            16,256            49,093
   Aetna, Inc. .............................             4,503           185,163
   Aflac, Inc. .............................            15,500           466,860
   Agilent Technologies, Inc.* .............            14,004           251,512
   Air Products & Chemicals, Inc. ..........             6,799           290,657
   Alberto-Culver Co. ......................             1,724            86,890
   Albertson's, Inc. .......................            11,377           253,252
   Alcoa, Inc. .............................            25,364           577,792
   Allegheny Energy, Inc.* .................             3,741            28,282
   Allegheny Technologies, Inc. ............             2,401            14,958
   Allergan, Inc. ..........................             3,920           225,870
   Allied Waste Industries, Inc.* ..........             5,893            58,930
   Allstate Corp. ..........................            21,093           780,230
   Alltel Corp. ............................             9,302           474,402
   Altera Corp.* ...........................            11,527           142,243
   Ambac Financial Group, Inc. .............             3,157           177,550
   Amerada Hess Corp. ......................             2,653           146,048
   Ameren Corp. ............................             4,609           191,596
   American Electric Power, Inc. ...........            10,138           277,072
   American Express Co. ....................            39,438         1,394,133
   American Greetings Corp. Cl A* ..........             1,904            30,083
   American Int'l. Group, Inc. .............            78,274         4,528,151
   American Power Conversion* ..............             5,850            88,628
   American Standard Cos., Inc.* ...........             2,144           152,524
   Amerisource Bergen Corp. ................             3,108           168,795
   Amgen, Inc.* ............................            38,620         1,866,891
   AMR Corp.* ..............................             4,633            30,578
   AmSouth Bancorporation ..................            10,742           206,246
   Anadarko Petroleum Corp. ................             7,445           356,616
   Analog Devices, Inc.* ...................            10,916           260,565
   Andrew Corp.* ...........................             2,934            30,162
   Anheuser-Busch Cos., Inc. ...............            25,682         1,243,009
   Anthem, Inc.* ...........................             4,159           261,601
   AOL Time Warner, Inc.* ..................           134,132         1,757,129
   Aon Corp. ...............................             9,295           175,583
   Apache Corp. ............................             4,298           244,943
   Apollo Group, Inc. Cl A* ................             5,160           227,040
   Apple Computer, Inc.* ...................            10,750           154,047
   Applera Corp.-Applied Biosys ............             6,361           111,572
   Applied Materials, Inc.* ................            49,450           644,334
   Applied Micro Circuits, Corp.* ..........             9,065            33,450
   Archer-Daniels-Midland Co. ..............            19,492           241,701
   Ashland, Inc. ...........................             2,073            59,143
   AT&T Corp. ..............................            23,034           601,418
   AT&T Wireless Services* .................            81,288           459,277
   Autodesk, Inc. ..........................             3,431            49,063
   Automatic Data Processing, Inc. .........            17,970           705,323
   AutoZone, Inc.* .........................             2,988           211,102
   Avaya, Inc.* ............................            10,782            26,416
   Avery Dennison Corp. ....................             3,288           200,831
   Avon Products, Inc. .....................             7,068           380,753
   Baker Hughes, Inc. ......................            10,046           323,381
   Ball Corp. ..............................             1,635            83,696
   Bank of America Corp. ...................            45,008         3,131,207
   Bank of New York Co., Inc. ..............            21,777           521,777
   Bank One Corp. ..........................            34,945         1,277,240
   Bard (C.R.), Inc. .......................             1,525            88,450
   Bausch & Lomb, Inc. .....................             1,605            57,780
   Baxter International, Inc. ..............            17,802           498,456
   BB & T Corp. ............................            14,369           531,509
   Bear Stearns Cos., Inc. .................             2,885           171,369
   Becton Dickinson & Co. ..................             7,741           237,571
   Bed Bath & Beyond, Inc.* ................             8,688           299,997
   BellSouth Corp. .........................            55,768         1,442,718
   Bemis Co. ...............................             1,579            78,366
   Best Buy Co., Inc.* .....................             9,626           232,468
   Big Lots, Inc.* .........................             3,418            45,220
   Biogen, Inc.* ...........................             4,424           177,225
   Biomet, Inc. ............................             7,886           226,013
   BJ Services Co.* ........................             4,677           151,114
   Black & Decker Corp. ....................             2,389           102,464
   Block (H. & R.), Inc. ...................             5,465           219,693
   BMC Software, Inc.* .....................             7,065           120,882
   Boeing Co. ..............................            25,190           831,018
   Boise Cascade Corp. .....................             1,736            43,782
   Boston Scientific Corp.* ................            12,187           518,191
   Bristol-Myers Squibb Co. ................            58,123         1,345,547
   Broadcom Corp. Cl A* ....................             8,206           123,582
   Brown-Forman Corp. Cl B .................             2,043           133,530
   Brunswick Corp. .........................             2,619            52,013
   Burlington Northern Santa Fe ............            11,398           296,462
   Burlington Resources, Inc. ..............             6,010           256,327
   Calpine Corp.* ..........................            11,283            36,783
   Campbell Soup Co. .......................            12,256           287,648
   Capital One Financial Corp. .............             6,577           195,468
   Cardinal Health, Inc. ...................            13,278           785,925
   Carnival Corp. ..........................            17,545           437,748
   Caterpillar, Inc. .......................            10,275           469,773
   Cendant Corp.* ..........................            31,101           325,938
   Centerpoint Energy, Inc. ................             9,082            77,197
   Centex Corp. ............................             1,831            91,916
   CenturyTel, Inc. ........................             4,221           124,013
   Charles Schwab Corp. ....................            40,318           437,450
   Charter One Financial, Inc. .............             6,876           197,547
   ChevronTexaco Corp. .....................            32,051         2,130,750
   Chiron Corp.* ...........................             5,669           213,154
   Chubb Corp. .............................             5,077           265,019
   Ciena Corp.* ............................            12,929            66,455
   CIGNA Corp. .............................             4,215           173,321
   Cincinnati Financial Corp. ..............             4,833           181,479
   CINergy Corp. ...........................             4,972           167,656
   Cintas Corp. ............................             5,081           232,456
   Circuit City Group, Inc. ................             6,243            46,323
   Cisco Systems, Inc.* ....................           216,798         2,840,054
   Citigroup, Inc. .........................           154,119         5,423,448
   Citizens Communications Co.* ............             8,377            88,377
   Citrix Systems, Inc.* ...................             5,132            63,226
   Clear Channel Communications* ...........            18,329           683,488
   Clorox Co. ..............................             6,602           272,333
   CMS Energy Corp.* .......................             4,309            40,677
   Coca-Cola Co. ...........................            74,350         3,258,017
   Coca-Cola Enterprises, Inc. .............            13,429           291,678
   Colgate-Palmolive Co. ...................            16,151           846,797
   Comcast Corp. Cl A* .....................            69,254         1,632,317
   Comerica, Inc. ..........................             5,331           230,512
   Computer Associates Intl., Inc. .........            17,275           233,213
   Computer Sciences Corp.* ................             5,113           176,143
   Compuware Corp.* ........................            11,340            54,432
   Comverse Technology Inc.* ...............             5,571            55,821
   ConAgra Foods Inc. ......................            16,074           402,011
   Concord EFS, Inc.* ......................            15,265           240,271
   ConocoPhillips ..........................            20,266           980,672
   Consolidated Edison, Inc. ...............             6,350           271,907
   Constellation Energy Group ..............             4,898           136,262

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Convergys Corp.* ........................             5,146      $     77,962
   Cooper Industries, Ltd. .................             2,802           102,133
   Cooper Tire & Rubber Co. ................             2,171            33,303
   Coors (Adolph) Co. Cl B .................             1,082            66,273
   Corning, Inc.* ..........................            34,367           113,755
   Costco Wholesale Corp.* .................            13,675           383,721
   Countrywide Financial Corp. .............             3,792           195,857
   Crane Co. ...............................             1,785            35,575
   CSX Corp. ...............................             6,402           181,241
   Cummins, Inc. ...........................             1,235            34,741
   CVS Corp. ...............................            11,791           294,421
   Dana Corp. ..............................             4,446            52,285
   Danaher Corp. ...........................             4,573           300,446
   Darden Restaurants, Inc. ................             5,131           104,929
   Deere & Co. .............................             7,110           325,994
   Dell Computer Corp.* ....................            77,656         2,076,521
   Delphi Corporation ......................            16,762           134,934
   Delta Air Lines, Inc. ...................             3,688            44,625
   Deluxe Corp. ............................             1,872            78,811
   Devon Energy Corp. ......................             4,647           213,297
   Dillard's, Inc. Cl A ....................             2,504            39,713
   Disney (Walt) Co. .......................            61,277           999,428
   Dollar General Corp. ....................             9,951           118,914
   Dominion Resources, Inc. ................             9,219           506,123
   Donnelley (R.R.) & Sons Co. .............             3,378            73,539
   Dover Corp. .............................             6,064           176,826
   Dow Chemical Co. ........................            27,278           810,157
   Dow Jones & Co., Inc. ...................             2,525           109,156
   DTE Energy Co. ..........................             5,016           232,742
   Du Pont (E.I.) de Nemours & Co. .........            29,713         1,259,831
   Duke Energy Corp. .......................            26,753           522,754
   Dynergy, Inc.* ..........................            11,062            13,053
   Eastman Chemical Co. ....................             2,308            84,865
   Eastman Kodak Co. .......................             8,737           306,144
   Eaton Corp. .............................             2,071           161,766
   eBay, Inc.* .............................             9,264           628,284
   Ecolab, Inc. ............................             3,822           189,189
   Edison International* ...................             9,749           115,526
   El Paso Corp. ...........................            17,973           125,092
   Electronic Arts, Inc.* ..................             4,240           211,025
   Electronic Data Systems Corp. ...........            14,390           265,208
   EMC Corp.* ..............................            66,003           405,258
   Emerson Electric Co. ....................            12,588           640,100
   Engelhard Corp. .........................             3,885            86,830
   Entergy Corp. ...........................             6,710           305,909
   EOG Resources, Inc. .....................             3,455           137,924
   Equifax, Inc. ...........................             4,336           100,335
   Equity Office Properties ................            12,353           308,578
   Equity Residential ......................             8,215           201,925
   Exelon Corp. ............................             9,599           506,539
   Exxon Mobil Corp. .......................           201,908         7,054,666
   Family Dollar Stores, Inc. ..............             5,157           160,950
   Fannie Mae ..............................            29,897         1,923,274
   Federated Department Stores* ............             5,886           169,281
   FedEx Corp. .............................             8,926           483,968
   Fifth Third Bancorp .....................            17,385         1,017,892
   First Data Corp. ........................            22,569           799,168
   First Tennessee Natl. Corp. .............             3,793           136,320
   FirstEnergy Corp. .......................             8,903           293,532
   Fiserv, Inc.* ...........................             5,699           193,481
   FleetBoston Financial Corp. .............            31,494           765,304
   Fluor Corp. .............................             2,396            67,088
   Ford Motor Co. ..........................            55,064           512,095
   Forest Laboratories, Inc.* ..............             5,344           524,888
   Fortune Brands, Inc. ....................             4,442           206,597
   FPL Group, Inc. .........................             5,455           328,009
   Franklin Resources, Inc. ................             7,820           266,506
   Freddie Mac .............................            20,800         1,228,240
   Freeport-McMoran Copper Cl B* ...........             4,307            72,271
   Gannett Co., Inc. .......................             7,921           568,728
   Gap, Inc. ...............................            26,522           411,621
   Gateway, Inc.* ..........................             9,693            30,436
   General Dynamics Corp. ..................             6,039           479,315
   General Electric Co. ....................           298,592         7,270,715
   General Mills, Inc. .....................            11,040           518,328
   General Motors Corp. ....................            16,780           618,511
   Genuine Parts Co. .......................             5,201           160,191
   Genzyme Corp. (Genl. Div.)* .............             6,346           187,651
   Georgia-Pacific (Timber Group) ..........             7,503           121,248
   Gillette Co. ............................            31,682           961,866
   Golden West Financial Corp. .............             4,605           330,685
   Goldman Sachs Group, Inc. ...............            14,424           982,274
   Goodrich Corporation ....................             3,434            62,911
   Goodyear Tire & Rubber Co. ..............             5,241            35,691
   Grainger (W.W.), Inc. ...................             2,800           144,340
   Great Lakes Chemical Corp. ..............             1,501            35,844
   Guidant Corp.* ..........................             9,116           281,229
   Halliburton Co. .........................            13,033           243,847
   Harley-Davidson, Inc. ...................             9,058           418,480
   Harrah's Entertainment, Inc.* ...........             3,352           132,739
   Hartford Financial Svc. Gp., Inc. .......             7,656           347,812
   Hasbro, Inc. ............................             5,168            59,690
   HCA, Inc. ...............................            15,399           639,059
   Health Management Associates ............             7,234           129,489
   HealthSouth Corp.* ......................            11,873            49,867
   Heinz (H.J.) Co. ........................            10,473           344,248
   Hercules, Inc.* .........................             3,244            28,547
   Hershey Food Corp. ......................             4,055           273,469
   Hewlett-Packard Co. .....................            91,563         1,589,534
   Hilton Hotels Corp. .....................            11,263           143,153
   Home Depot, Inc. ........................            69,787         1,672,097
   Honeywell International, Inc. ...........            24,637           591,288
   Household International, Inc. ...........            14,209           395,152
   Humana, Inc.* ...........................             4,869            48,690
   Huntington Bancshares, Inc. .............             7,068           132,242
   Illinois Tool Works, Inc. ...............             9,113           591,069
   IMS Health, Inc. ........................             8,499           135,984
   Ingersoll Rand Co.* .....................             5,023           216,290
   Intel Corp. .............................           198,790         3,095,160
   International Game Technology* ..........             2,676           203,162
   International Paper Co. .................            14,420           504,267
   Interpublic Group of Cos., Inc. .........            11,572           162,934
   Intl. Business Machines Corp. ...........            50,749         3,933,048
   Intl. Flavors & Fragrances ..............             2,838            99,614
   Intuit, Inc.* ...........................             6,158           288,933
   ITT Industries, Inc. ....................             2,746           166,655
   J.P. Morgan Chase & Co. .................            59,907         1,437,768
   Jabil Circuit, Inc.* ....................             5,898           105,692
   JDS Uniphase Corp.* .....................            42,448           104,847
   Jefferson-Pilot Corp. ...................             4,306           164,102
   John Hancock Financial Services .........             8,695           242,591
   Johnson & Johnson .......................            89,119         4,786,581
   Johnson Controls, Inc. ..................             2,621           210,126
   Jones Apparel Group, Inc.* ..............             3,853           136,550
   KB Home .................................             1,504            64,446
   Kellogg Co. .............................            12,283           420,938
   Kerr-McGee Corp. ........................             2,998           132,811
   KeyCorp .................................            12,776           321,189
   Keyspan Corporation .....................             4,262           150,193
   Kimberly Clark Corp. ....................            15,523           736,877

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Kinder Morgan, Inc. .....................             3,701      $    156,441
   King Pharmaceuticals, Inc.* .............             7,224           124,181
   KLA Tencor Corp.* .......................             5,592           197,789
   Knight-Ridder, Inc. .....................             2,519           159,327
   Kohl's Corp.* ...........................            10,021           560,675
   Kroger Co.* .............................            23,202           358,471
   Leggett & Platt .........................             5,881           131,970
   Lehman Brothers Holdings, Inc. ..........             7,125           379,691
   Lexmark Int'l, Inc.* ....................             3,778           228,569
   Lilly (Eli) & Co. .......................            33,632         2,135,632
   Limited Brands, Inc. ....................            15,611           217,461
   Lincoln National Corp. ..................             5,313           167,785
   Linear Technology Corp. .................             9,362           240,791
   Liz Claiborne, Inc. .....................             3,146            93,279
   Lockheed Martin Corp. ...................            13,626           786,902
   Loews Corp. .............................             5,574           247,820
   Louisiana-Pacific Corp.* ................             3,126            25,196
   Lowe's Companies, Inc. ..................            23,417           878,138
   LSI Logic Corp.* ........................            11,138            64,266
   Lucent Technologies* ....................           103,002           129,783
   Manor Care, Inc.* .......................             2,945            54,806
   Marathon Oil Corp. ......................             9,367           199,423
   Marriott International, Inc. ............             7,207           236,894
   Marsh & McLennan Cos., Inc. .............            16,046           741,486
   Marshall & Ilsley Corp. .................             6,552           179,394
   Masco Corp. .............................            14,860           312,803
   Mattel, Inc. ............................            13,051           249,927
   Maxim Integrated Products, Inc. .........             9,613           317,614
   May Department Stores Co. ...............             8,564           196,801
   Maytag Corp. ............................             2,294            65,379
   MBIA, Inc. ..............................             4,443           194,870
   MBNA Corp. ..............................            38,338           729,189
   McDermott International, Inc.* ..........             1,842             8,068
   McDonald's Corp. ........................            38,087           612,439
   McGraw-Hill Cos., Inc. ..................             5,787           349,766
   McKesson Corp. ..........................             8,735           236,107
   MeadWestvaco Corp. ......................             5,940           146,777
   Medimmune, Inc.* ........................             7,508           203,992
   Medtronic, Inc. .........................            36,611         1,669,462
   Mellon Financial Corp. ..................            12,931           337,628
   Merck & Co., Inc. .......................            67,381         3,814,438
   Mercury Interactive Corp.* ..............             2,472            73,295
   Meredith Corp. ..........................             1,476            60,678
   Merrill Lynch & Co., Inc. ...............            25,919           983,626
   MetLife, Inc. ...........................            21,105           570,679
   MGIC Investment Corp. ...................             3,076           127,039
   Micron Technology, Inc.* ................            18,080           176,099
   Microsoft Corp. .........................           160,426         8,294,027
   Millipore Corp.* ........................             1,427            48,518
   Mirant Corp.* ...........................            12,090            22,850
   Molex, Inc. Cl A ........................             5,815           133,978
   Monsanto Co. ............................             7,779           149,746
   Moody's Corp. ...........................             4,534           187,209
   Morgan Stanley ..........................            32,575         1,300,394
   Motorola, Inc. ..........................            69,043           597,222
   Nabors Industries, Ltd.* ................             4,312           152,084
   National City Corp. .....................            18,303           500,038
   National Semiconductor Corp.* ...........             5,415            81,279
   Navistar International Corp.* ...........             1,792            43,564
   NCR Corp.* ..............................             2,903            68,917
   Network Appliance, Inc.* ................            10,112           101,120
   New York Times Co. Cl A .................             4,510           206,242
   Newell Rubbermaid, Inc. .................             7,985           242,185
   Newmont Mining Corp. Holding Co. ........            12,025           349,086
   Nextel Communications, Inc.* ............            28,899           333,783
   Nicor, Inc. .............................             1,326            45,124
   NIKE, Inc. Cl B .........................             8,020           356,649
   NiSource, Inc. ..........................             7,299           145,980
   Noble Corporation* ......................             3,947           138,737
   Nordstrom, Inc. .........................             4,021            76,278
   Norfolk Southern Corp. ..................            11,662           233,123
   North Fork Bancorp, Inc. ................             4,890           164,989
   Northern Trust Corp. ....................             6,647           232,977
   Northrop Grumman Corp. ..................             5,461           529,717
   Novell, Inc.* ...........................            10,851            36,242
   Novellus Systems, Inc.* .................             4,461           125,265
   Nucor Corp. .............................             2,328            96,146
   NVIDIA Corporation* .....................             4,584            52,762
   Occidental Petroleum Corp. ..............            11,311           321,798
   Office Depot, Inc.* .....................             9,183           135,541
   Omnicom Group, Inc. .....................             5,558           359,047
   Oracle Corp.* ...........................           160,711         1,735,679
   PACCAR, Inc. ............................             3,441           158,733
   Pactiv Corp.* ...........................             4,770           104,272
   Pall Corp. ..............................             3,654            60,949
   Parametric Technology Corp.* ............             7,778            19,601
   Parker Hannifin Corp. ...................             3,505           161,686
   Paychex, Inc. ...........................            11,213           312,843
   Penney (J.C.) Co., Inc. .................             7,997           184,011
   Peoples Energy Corp. ....................             1,060            40,969
   Peoplesoft, Inc.* .......................             9,392           171,874
   Pepsi Bottling Group Inc. ...............             8,415           216,266
   PepsiCo, Inc. ...........................            51,822         2,187,925
   PerkinElmer, Inc. .......................             3,791            31,276
   Pfizer, Inc. ............................           184,902         5,652,454
   PG & E Corp.* ...........................            12,143           168,788
   Pharmacia Corp. .........................            38,795         1,621,631
   Phelps Dodge Corp.* .....................             2,668            84,442
   Phillip Morris Cos., Inc. ...............            62,071         2,515,738
   Pinnacle West Capital Corp. .............             2,714            92,520
   Pitney Bowes, Inc. ......................             7,098           231,821
   Plum Creek Timber Co ....................             5,461           128,880
   PMC-Sierra Inc.* ........................             4,937            27,450
   PNC Financial Services Group ............             8,496           355,982
   Power One, Inc.* ........................             2,359            13,376
   PPG Industries, Inc. ....................             5,051           253,308
   PPL Corporation .........................             4,935           171,146
   Praxair, Inc. ...........................             4,808           277,758
   Principal Financial Group Inc. ..........            10,109           304,584
   Proctor & Gamble Co. ....................            38,987         3,350,543
   Progress Energy, Inc. ...................             7,107           308,088
   Progressive Corp. of Ohio ...............             6,579           326,516
   Providian Financial Corp.* ..............             8,639            56,067
   Prudential Financial Inc. ...............            16,987           539,167
   Public Svc. Enterprise Group ............             6,608           212,117
   Pulte Homes, Inc. .......................             1,805            86,405
   QLogic Corp.* ...........................             2,781            95,972
   QUALCOMM, Inc.* .........................            23,557           857,239
   Quest Diagnostics, Inc.* ................             2,960           168,424
   Quintiles Transnational Corp.* ..........             3,581            43,330
   Qwest Communications Intl.* .............            50,871           254,355
   RadioShack Corp. ........................             5,054            94,712
   Rational Software Corp.* ................             5,817            60,439
   Raytheon Co. ............................            12,179           374,504
   Reebok International, Ltd.* .............             1,760            51,744
   Regions Financial Corp. .................             6,625           221,010
   RJ Reynolds Tobacco Holdings ............             2,646           111,423
   Robert Half Intl., Inc.* ................             5,247            84,529
   Rockwell Automation, Inc. ...............             5,515           114,216
   Rockwell Collins ........................             5,493           127,767

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Rohm & Haas Co. .........................             6,593      $    214,141
   Rowan Cos., Inc. ........................             2,804            63,651
   Ryder System, Inc. ......................             1,812            40,661
   Sabre Group Holdings, Inc.* .............             4,272            77,366
   Safeco Corp. ............................             4,104           142,286
   Safeway, Inc.* ..........................            13,203           308,422
   Sanmina Corp.* ..........................            15,850            71,167
   Sara Lee Corp. ..........................            23,396           526,644
   SBC Communications, Inc. ................            99,595         2,700,020
   Schering-Plough Corp. ...................            43,923           975,091
   Schlumberger, Ltd. ......................            17,423           733,334
   Scientific-Atlanta, Inc. ................             4,681            55,517
   Sealed Air Corp.* .......................             2,504            93,399
   Sears Roebuck & Co. .....................             9,432           225,896
   Sempra Energy ...........................             6,204           146,725
   Sherwin-Williams Co. ....................             4,508           127,351
   Siebel Systems, Inc.* ...................            14,540           108,759
   Sigma-Aldrich Corp. .....................             2,195           106,897
   Simon Property Group ....................             5,557           189,327
   SLM Corporation .........................             4,693           487,415
   Snap-On, Inc. ...........................             1,732            48,687
   Solectron Corp.* ........................            24,785            87,987
   Southern Co. ............................            21,409           607,802
   SouthTrust Corp. ........................            10,369           257,670
   Southwest Airlines Co. ..................            23,244           323,092
   Sprint Corp. (FON Gp.) ..................            26,842           388,672
   Sprint Corp. (PCS Gp.)* .................            29,979           131,308
   St. Jude Medical, Inc.* .................             5,328           211,628
   St. Paul Companies, Inc. ................             6,779           230,825
   Stanley Works ...........................             2,649            91,602
   Staples, Inc.* ..........................            14,121           258,414
   Starbucks Corp.* ........................            11,653           237,488
   Starwood Hotels & Resorts ...............             5,915           140,422
   State Street Corp. ......................             9,714           378,846
   Stillwell Financial, Inc. ...............             6,620            86,523
   Stryker Corp. ...........................             5,880           394,666
   Sun Microsystems, Inc.* .................            93,458           290,654
   Sungard Data Sys. Inc.* .................             8,431           198,634
   Sunoco, Inc. ............................             2,262            75,053
   Suntrust Banks, Inc. ....................             8,537           485,926
   Supervalu, Inc. .........................             3,961            65,396
   Symbol Technologies, Inc. ...............             6,831            56,151
   Synovus Financial Corp. .................             8,997           174,542
   Sysco Corp. .............................            19,708           587,101
   T. Rowe Price Group, Inc. ...............             3,689           100,636
   Target Corp. ............................            27,257           817,710
   Teco Energy, Inc. .......................             5,270            81,527
   Tektronix, Inc.* ........................             2,610            47,476
   Tellabs, Inc.* ..........................            12,267            89,181
   Temple-Inland, Inc. .....................             1,596            71,517
   Tenet Healthcare Corp.* .................            14,606           239,538
   Teradyne, Inc.* .........................             5,398            70,228
   Texas Instruments, Inc. .................            51,955           779,845
   Textron, Inc. ...........................             4,125           177,334
   Thermo Electron Corp.* ..................             4,987           100,338
   Thomas & Betts Corp.* ...................             1,740            29,406
   Tiffany & Co. ...........................             4,335           103,650
   TJX Companies, Inc. .....................            15,850          309,3920
   TMP Worldwide, Inc.* ....................             3,306            37,391
   Torchmark Corp. .........................             3,570           130,412
   Toys R Us, Inc.* ........................             6,375            63,750
   Transocean, Inc.* .......................             9,538           221,282
   Travelers Property Casualty Co. Cl B ....            30,116           441,199
   Tribune Co. .............................             9,146           415,777
   Tupperware Corp. ........................             1,739            26,224
   TXU Corp. ...............................             9,666           180,561
   Tyco International, Ltd. ................            59,867         1,022,528
   Union Pacific Corp. .....................             7,535           451,120
   Union Planters Corp. ....................             5,945           167,292
   Unisys Corp.* ...........................             9,651            95,545
   United Parcel Service Cl B ..............            33,504         2,113,432
   United States Steel Group ...............             3,050            40,016
   United Technologies Corp. ...............            14,147           876,265
   UnitedHealth Group, Inc. ................             9,088           758,848
   Univision Communications, Inc. ..........             6,858           168,021
   Unocal Corp. ............................             7,698           235,405
   UNUM Provident Corp. ....................             7,240           126,990
   US Bancorp ..............................            57,479         1,219,704
   UST, Inc. ...............................             5,036           168,353
   V F Corp. ...............................             3,321           119,722
   Veritas Software Corp.* .................            12,350           192,907
   Verizon Communications ..................            82,090         3,180,988
   Viacom, Inc. Cl B* ......................            52,879         2,155,348
   Visteon Corp. ...........................             3,900            27,144
   Vulcan Materials Co. ....................             3,032           113,700
   Wachovia Corp. ..........................            40,818         1,487,408
   Walgreen Co. ............................            30,685           895,695
   Wal-Mart Stores, Inc. ...................           132,446         6,689,847
   Washington Mutual, Inc. .................            28,406           980,859
   Waste Management, Inc. ..................            18,321           419,917
   Waters Corp.* ...........................             3,912            85,203
   Watson Pharmaceuticals, Inc.* ...........             3,185            90,040
   Wellpoint Health Networks, Inc. .........             4,464           317,658
   Wells Fargo & Company ...................            50,767         2,379,449
   Wendy's International, Inc. .............             3,429            92,823
   Weyerhaeuser Co. ........................             6,592           324,392
   Whirlpool Corp. .........................             1,997           104,283
   Williams Cos., Inc. .....................            15,438            41,683
   Winn-Dixie Stores, Inc. .................             4,205            64,252
   Worthington Industries, Inc. ............             2,556            38,953
   Wrigley (Wm.) Jr. Co. ...................             6,739           369,836
   Wyeth ...................................            39,778         1,487,697
   Xcel Energy, Inc. .......................            11,922           131,142
   Xerox Corp.* ............................            22,063           177,607
   Xilinx, Inc.* ...........................            10,039           206,803
   XL Capital Limited* .....................             4,067           314,176
   Yahoo!, Inc.* ...........................            17,730           289,886
   Yum! Brands, Inc.* ......................             8,869           214,807
   Zimmer Holdings, Inc.* ..................             5,798           240,733
   Zions Bancorporation ....................             2,745           108,013
                                                                    ------------
TOTAL INDEXED ASSETS -- COMMON STOCKS+
    (Cost: $219,063,088) 57.8% .............                        $243,103,324
                                                                    ============

----------
* Non-income producing security.

+ See "(b)" on page 15 for economic sector weightings.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                           Face
                                   Rate    Maturity      Amount        Value
                                   ----    --------      ------        -----
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
   U.S. Treasury Bill(a) ........  0.99%   03/20/03   $  500,000    $    498,724
   U.S. Treasury Bill(a) ........  1.15    03/27/03      500,000         498,614
                                                                    ------------
                                                                         997,338

                                                                    ------------
COMMERCIAL PAPER (2.2%)
   Bayer Corporation ............  1.22    01/02/03    9,240,000       9,239,687
                                                                    ------------
TOTAL SHORT-TERM DEBT
  SECURITIES
   (Cost: $10,237,039) 2.4% ......................................    10,237,025
                                                                    ------------
TOTAL INDEXED ASSETS
   (Cost: $229,300,127) 60.2% ....................................  $253,340,349
                                                                    ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2002:

                                     Expiration    Underlying Face   Unrealized
                                        Date       Amount at Value   Gain(Loss)
                                     ----------    ---------------   ----------
PURCHASED
   47 S&P 500 Stock
     Index Futures Contracts ......  March 2003      $10,327,075     $(138,900)
                                                     ===========     =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.5%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Indexed Assets of the All America Fund's Portfolio of Investments in Securities at December 31, 2002 are those which comprise the 500 stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R)"). The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of December 31, 2002 the sector weightings of the common stocks component of the Indexed Assets of the fund was as follows:

      Basic Materials ............    2.8%    Healthcare ...............   14.9%
      Consumer Cyclical ..........   13.4     Industrials ..............   11.5
      Consumer Non-Cyclical ......    9.5     Technology ...............   14.3
      Energy .....................    6.0     Telecommunications .......    4.2
      Financials .................   20.5     Utilities ................    2.9

      "Standard & Poor's does not sponsor, endorse, sell or promote the All America Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the All America Fund and makes no representation as to the advisability of investing in the fund.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.8%)
   Boise Cascade Corp. .....................            26,240      $    661,773
   Bowater, Inc. ...........................            17,500           734,125
   Ecolab, Inc. ............................             8,600           425,700
   Praxair, Inc. ...........................             7,300           421,721
   Sigma-Aldrich Corp. .....................             8,500           413,950
   Worthington Industries, Inc. ............            53,070           808,787
                                                                    ------------
                                                                       3,466,056
                                                                    ------------
CONSUMER, CYCLICAL (4.8%)
   Action Performance Cos., Inc. ...........            17,307           328,833
   American Greetings Corp. Cl A* ..........            45,740           722,692
   AOL Time Warner, Inc.* ..................            42,700           559,370
   Best Buy Co., Inc.* .....................            49,000         1,183,350
   Chico's FAS, Inc.* ......................            66,846         1,264,058
   Coach, Inc.* ............................            48,037         1,581,378
   Columbia Sportswear Co.* ................            37,208         1,652,779
   Guitar Center, Inc.* ....................            21,635           358,276
   Hotels.com* .............................             7,040           384,595
   Hot Topic, Inc.* ........................            39,934           913,690
   K-Swiss, Inc. Cl A ......................            23,839           517,545
   McClatchy Company Cl A ..................            11,688           663,060
   Office Depot, Inc.* .....................            32,500           479,700
   Oshkosh Truck Corp. .....................            12,900           793,350
   Pulitzer, Inc. ..........................            18,420           827,979
   Regis Corporation .......................            35,535           923,555
   Sensient Technologies Corp. .............            32,180           723,085
   Service Corp. International* ............            82,567           274,122
   Timberland Company Cl A* ................            40,758         1,451,392
   Toro Co. ................................            17,117         1,093,776
   United Stationers, Inc.* ................            22,240           640,534
   Viacom, Inc. Cl B* ......................            24,750         1,008,810
   Westwood One, Inc.* .....................            47,350         1,768,996
                                                                    ------------
                                                                      20,114,925
                                                                    ------------
CONSUMER, NON-CYCLICAL (1.2%)
   Coors (Adolph) Co. Cl B .................            11,834           724,833
   Dial Corp. ..............................            31,610           643,896
   FTI Consulting, Inc.* ...................            19,734           792,320
   J.M. Smucker Co. ........................            48,150         1,916,852
   Weight Watchers Intl., Inc.* ............            16,780           771,377
                                                                    ------------
                                                                       4,849,278
                                                                    ------------
ENERGY (3.3%)
   Apache Corp. ............................            14,500           826,355
   Equitable Resources, Inc. ...............            16,200           567,648
   Exxon Mobil Corp. .......................            58,500         2,043,990
   Frontier Oil Corp. ......................            79,110         1,362,274
   Occidental Petroleum Corp. ..............             6,000           170,700
   Oil States International, Inc. ..........            89,330         1,152,357
   Patterson UTI Energy, Inc.* .............            18,920           570,816
   Pogo Producing Co. ......................            30,470         1,135,008
   Premcor, Inc.* ..........................            61,330         1,363,366
   Quicksilver Resources* ..................            18,765           420,899
   Schlumberger, Ltd. ......................            20,400           858,636
   Western Gas Resources ...................            53,840         1,984,004
   XTO Energy, Inc. ........................            52,820         1,304,654
                                                                    ------------
                                                                      13,760,707
                                                                    ------------
FINANCIAL (7.6%)
   Aflac, Inc. .............................             6,600           198,792
   Alabama National Bancorp ................            45,084         1,961,154
   Allstate Corp. ..........................            23,950           885,911
   American Int'l. Group, Inc. .............            62,000         3,586,700
   Bank of America Corp. ...................             7,100           493,947
   Bear Stearns Cos., Inc. .................            13,600           807,840
   Boston Private Finl. Holdings ...........            23,960           475,846
   Citigroup, Inc. .........................           104,400         3,673,836
   Countrywide Financial Corp. .............            16,000           826,400
   Cullen/Frost Bankers, Inc. ..............             5,368           175,534
   Doral Financial Group ...................            22,500           643,500
   East West Bancorp, Inc. .................            30,755         1,109,640
   Golden West Financial Corp. .............            25,200         1,809,612
   Healthcare Realty Trust .................            15,618           456,827
   Hibernia Corp. Cl A .....................            67,290         1,296,005
   MBNA Corp. ..............................           135,000         2,567,700
   Merrill Lynch & Co., Inc. ...............            10,000           379,500
   Morgan Stanley ..........................            46,500         1,856,280
   Pacific Capital Bancorp .................            36,000           916,200
   Privatebancorp, Inc. ....................             5,740           217,316
   Principal Financial Group, Inc. .........            13,700           412,781
   SLM Corporation .........................            11,200         1,163,232
   Safeco Corp. ............................            46,380         1,607,995
   Silicon Valley Bancshares* ..............            30,360           554,070
   SouthTrust Corp. ........................            10,400           258,440
   Sterling Bancshares, Inc. ...............            58,720           717,558
   Texas Regional Bancshares ...............            49,240         1,750,039
   UCBH Holdings Inc. ......................            12,960           550,152
   UnionBanCal Corporation .................            12,144           476,895
   Willow Grove Bancorp ....................            24,170           335,963
                                                                    ------------
                                                                      32,165,665
                                                                    ------------
HEALTHCARE (4.9%)
   Alaris Medical* .........................           123,543           753,612
   Cardinal Health, Inc. ...................            33,900         2,006,541
   Centene Corporation* ....................            19,740           663,067
   Closure Medical Corporation* ............            14,353           150,419
   Cytyc Corp.* ............................            64,832           661,286
   Edwards LifeSciences Corp.* .............            28,759           732,492
   Exact Sciences Corp.* ...................            24,518           265,530
   Health Net, Inc.* .......................            54,280         1,432,992
   IDEXX Laboratories, Inc.* ...............            33,297         1,108,790
   Lilly (Eli) & Co. .......................            33,000         2,095,500
   Medtronic, Inc. .........................            55,000         2,508,000
   Mid Atlantic Medical Svcs., Inc. ........            39,070         1,265,868
   Neurocrine Biosciences, Inc.* ...........            12,435           567,782
   Pfizer, Inc. ............................            65,000         1,987,050
   Scios, Inc.* ............................            22,454           731,551
   STERIS Corp.* ...........................            30,822           747,434
   Telik, Inc.* ............................            48,091           560,741
   Triad Hospitals, Inc.* ..................            43,420         1,295,219
   Varian Medical Systems, Inc.* ...........            23,193         1,150,373
   WellChoice, Inc.* .......................             2,218            53,121
                                                                    ------------
                                                                      20,737,368
                                                                    ------------
INDUSTRIAL (4.1%)
   AGCO Corp.* .............................            21,799           481,758
   Arkansas Best Corp. .....................            37,560           975,846
   Ball Corp. ..............................             8,200           419,758
   Benchmark Electronics* ..................            13,603           389,862
   Deere & Co. .............................            27,760         1,272,796
   Documentum, Inc.* .......................            20,542           321,688
   EMCOR Group, Inc.* ......................            17,262           915,059
   Electro Scientific Inds., Inc.* .........            24,206           484,120
   Fair, Isaac and Company, Inc. ...........            15,631           667,444
   InterMune, Inc.* ........................            18,898           482,088
   Jacobs Engineering Group, Inc. ..........            28,016           997,370
   Kirby Corp.* ............................            36,826         1,008,664
   Kroll, Inc.* ............................            48,996           934,844
   Landstar System, Inc.* ..................            29,580         1,726,289
   Republic Services, Inc.* ................            60,390         1,266,982
   Roadway Corporation .....................            17,860           657,427

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Temple-Inland, Inc. .....................            13,820        $  619,274
   Thomas Industries Inc. ..................            27,590           718,995
   United Parcel Service Cl B ..............            13,000           820,040
   Waste Connections, Inc.* ................            53,640         2,071,040
                                                                    ------------
                                                                      17,231,344
                                                                    ------------
TECHNOLOGY (10.6%)
   Amdocs, Ltd.* ...........................            80,416           789,685
   Applied Materials, Inc.* ................           182,800         2,381,884
   Broadcom Corp. Cl A* ....................            45,890           691,103
   Brocade Communication Sys.* .............           125,000           517,500
   Brooks-PRI Automation, Inc.* ............            30,784           352,785
   Charles River Laboratories, Inc. ........            17,262           664,242
   Cisco Systems, Inc.* ....................           235,000         3,078,500
   Cognizant Tech Solutions* ...............             7,875           568,811
   Cognos, Inc.* ...........................            34,593           811,206
   Compucom Systems, Inc.* .................            66,157           371,141
   Dell Computer Corp.* ....................            68,000         1,818,320
   EMC Corp.* ..............................           370,000         2,271,800
   Group 1 Software, Inc.* .................            18,081           216,068
   Hewlett-Packard Co. .....................            45,400           788,144
   Hyperion Solutions, Corp.* ..............            29,335           753,029
   Imation Corp.* ..........................            28,715         1,007,321
   Integrated Circuit Systems, Inc. ........            31,900           582,175
   Intel Corp. .............................            31,300           487,341
   Intergraph Corp.* .......................            65,383         1,161,201
   International Rectifier* ................            34,899           644,236
   Intl. Business Machines Corp. ...........             6,370           493,675
   Intersil Corp. Cl A* ....................            40,000           557,600
   J D Edwards & Company* ..................            43,160           486,845
   Juniper Networks, Inc.* .................           175,000         1,190,000
   Lattice Semiconductor Corp.* ............            93,326           818,469
   Linear Technology Corp. .................            98,850         2,542,421
   Marvell Technology Group* ...............            33,060           623,512
   Maxim Integrated Products, Inc. .........            91,400         3,019,855
   Mercury Interactive Corp.* ..............            14,239           422,186
   Microchip Technology, Inc. ..............            30,764           752,180
   Micromuse, Inc.* ........................            92,507           353,377
   Microsoft Corp. .........................            45,000         2,326,500
   Networks Associates, Inc.* ..............            22,281           358,501
   Novellus Systems, Inc.* .................            27,395           769,252
   PEC Solutions, Inc.* ....................            25,269           755,543
   Pinnacle Systems, Inc.* .................            65,123           886,324
   Pixar, Inc.* ............................            18,851           998,914
   Quality Systems, Inc.* ..................             2,490            50,049
   Silicon Image, Inc.* ....................            82,561           495,366
   Skyworks Solutions, Inc.* ...............            38,668           333,318
   Tektronix, Inc.* ........................            21,900           398,361
   Veritas Software Corp.* .................           127,000         1,983,740
   Western Digital Corp.* ..................           107,798           688,829
   Xilinx, Inc.* ...........................           143,800         2,962,280
   Zebra Technologies Cl A .................             9,180           526,014
                                                                    ------------
                                                                      44,749,603
                                                                    ------------
TELECOMMUNICATIONS (0.7%)
   AT&T Wireless Services* .................            67,400           380,810
   Alltel Corp. ............................            13,460           686,460
   QUALCOMM, Inc.* .........................             9,600           349,344
   SBC Communications, Inc. ................            38,000         1,030,180
   Verizon Communications ..................            13,300           515,375
                                                                    ------------
                                                                       2,962,169
                                                                    ------------
UTILITIES (0.5%)
   Consolidated Edison, Inc. ...............             9,700           415,354
   DTE Energy Co. ..........................            13,700           635,680
   Entergy Corp. ...........................            13,700           624,583
   FPL Group, Inc. .........................             7,000           420,910
                                                                    ------------
                                                                       2,096,527
                                                                    ------------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
   (Cost: $173,691,966) 38.5% ..............                        $162,133,642
                                                                    ============

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                         Face
                                    Rate    Maturity     Amount        Value
                                    ----    --------     ------        -----
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.3%)
   SLM Corp. .....................  1.22%   01/02/03   $5,540,000   $ 5,539,812
                                                                    ------------
TOTAL SHORT-TERM DEBT
  SECURITIES
   (Cost: $5,539,812) 1.3% ......................................      5,539,812
                                                                    ------------
TOTAL ACTIVE ASSETS
   (Cost: $179,231,778) 39.8% ...................................    167,673,454
                                                                    ------------
TEMPORARY CASH INVESTMENT**
   (Cost: $67,500) 0%(1) ........................................         67,500
                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $408,599,405) 100.0% ..................................   $421,081,303
                                                                    ============

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2002 was .66%.

(1)   Less than .05%.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS:
COMMON STOCKS
   3M Company ..............................            17,807      $  2,195,603
   Abbott Laboratories .....................            71,695         2,867,800
   Ace, Ltd.* ..............................            11,992           351,845
   ADC Telecommunications, Inc.* ...........            36,472            76,226
   Adobe Systems, Inc. .....................            10,841           270,049
   Advanced Micro Devices, Inc.* ...........            15,677           101,273
   AES Corp.* ..............................            24,855            75,062
   Aetna, Inc. .............................             6,885           283,111
   Aflac, Inc. .............................            23,692           713,603
   Agilent Technologies, Inc.* .............            21,414           384,595
   Air Products & Chemicals, Inc. ..........            10,395           444,386
   Alberto-Culver Co. ......................             2,636           132,854
   Albertson's, Inc. .......................            17,397           387,257
   Alcoa, Inc. .............................            38,660           880,675
   Allegheny Energy, Inc.* .................             5,721            43,251
   Allegheny Technologies, Inc. ............             3,671            22,870
   Allergan, Inc. ..........................             5,990           345,144
   Allied Waste Industries, Inc.* ..........             9,010            90,100
   Allstate Corp. ..........................            32,315         1,195,332
   Alltel Corp. ............................            14,223           725,373
   Altera Corp.* ...........................            17,491           215,839
   Ambac Financial Group, Inc. .............             4,827           271,470
   Amerada Hess Corp.* .....................             4,057           223,338
   Ameren Corp. ............................             7,048           292,985
   American Electric Power, Inc. ...........            15,498           423,560
   American Express Co. ....................            60,306         2,131,817
   American Greetings Corp. Cl A* ..........             3,021            47,732
   American Int'l. Group, Inc. .............           119,693         6,924,240
   American Power Conversion* ..............             8,919           135,123
   American Standard Cos., Inc.* ...........             3,279           233,268
   Amerisource Bergen Corp. ................             4,859           263,892
   Amgen, Inc.* ............................            59,056         2,854,767
   AMR Corp.* ..............................             7,083            46,748
   AmSouth Bancorporation ..................            16,308           313,114
   Anadarko Petroleum Corp. ................            11,381           545,150
   Analog Devices, Inc.* ...................            16,693           398,462
   Andrew Corp.* ...........................             4,487            46,126
   Anheuser-Busch Cos., Inc. ...............            39,272         1,900,765
   Anthem, Inc.* ...........................             6,490           408,221
   AOL Time Warner, Inc.* ..................           205,108         2,686,915
   Aon Corp. ...............................            14,213           268,484
   Apache Corp. ............................             6,570           374,424
   Apollo Group, Inc. Cl A* ................             8,005           352,220
   Apple Computer, Inc.* ...................            16,436           235,528
   Applera Corp.-Applied Biosys ............             9,600           168,384
   Applied Materials, Inc.* ................            75,617           985,290
   Applied Micro Circuits, Corp.* ..........            13,862            51,151
   Archer-Daniels-Midland Co. ..............            29,675           367,970
   Ashland, Inc. ...........................             3,170            90,440
   AT&T Corp. ..............................            35,348           922,936
   AT&T Wireless Services* .................           124,302           702,306
   Autodesk, Inc. ..........................             5,245            75,004
   Automatic Data Processing, Inc. .........            27,479         1,078,551
   AutoZone, Inc.* .........................             4,565           322,517
   Avaya, Inc.* ............................            16,607            40,687
   Avery Dennison Corp.* ...................             5,027           307,049
   Avon Products, Inc. .....................            10,807           582,173
   Baker Hughes, Inc. ......................            15,365           494,599
   Ball Corp. ..............................             2,607           133,452
   Bank of America Corp. ...................            68,674         4,777,650
   Bank of New York Co., Inc. ..............            33,289           797,604
   Bank One Corp. ..........................            53,437         1,953,122
   Bard (C.R.), Inc.* ......................             2,335           135,430
   Bausch & Lomb, Inc. .....................             2,453            88,308
   Baxter International, Inc. ..............            27,222           762,216
   BB & T Corp. ............................            21,973           812,781
   Bear Stearns Cos., Inc. .................             4,411           262,013
   Becton Dickinson & Co. ..................            11,832           363,124
   Bed Bath & Beyond, Inc.* ................            13,426           463,600
   BellSouth Corp. .........................            85,278         2,206,142
   Bemis Co. ...............................             2,414           119,807
   Best Buy Co., Inc.* .....................            14,661           354,063
   Big Lots, Inc.* .........................             5,231            69,206
   Biogen, Inc.* ...........................             6,765           271,006
   Biomet, Inc. ............................            11,920           341,627
   BJ Services Co.* ........................             7,151           231,049
   Black & Decker Corp. ....................             3,654           156,720
   Block (H. & R.), Inc. ...................             8,354           335,831
   BMC Software, Inc.* .....................            10,804           184,856
   Boeing Co. ..............................            38,434         1,267,938
   Boise Cascade Corp. .....................             2,655            66,959
   Boston Scientific Corp.* ................            18,713           795,677
   Bristol-Myers Squibb Co. ................            88,879         2,057,549
   Broadcom Corp. Cl A* ....................            12,658           190,629
   Brown-Forman Corp. Cl B .................             3,124           204,185
   Brunswick Corp. .........................             4,118            81,783
   Burlington Northern Santa Fe ............            17,320           450,493
   Burlington Resources, Inc. ..............             9,190           391,954
   Calpine Corp.* ..........................            17,251            56,238
   Campbell Soup Co. .......................            18,740           439,828
   Capital One Financial Corp. .............            10,180           302,550
   Cardinal Health, Inc. ...................            20,304         1,201,794
   Carnival Corp. ..........................            26,825           669,284
   Caterpillar, Inc. .......................            15,713           718,398
   Cendant Corp.* ..........................            47,558           498,408
   Centerpoint Energy, Inc. ................            13,884           118,014
   Centex Corp. ............................             2,801           140,610
   CenturyTel, Inc. ........................             6,456           189,677
   Charles Schwab Corp. ....................            61,652           668,924
   Charter One Financial, Inc. .............            10,369           297,901
   ChevronTexaco Corp. .....................            48,913         3,251,736
   Chiron Corp.* ...........................             8,668           325,917
   Chubb Corp. .............................             7,867           410,657
   Ciena Corp.* ............................            19,805           101,798
   CIGNA Corp.* ............................             6,443           264,936
   Cincinnati Financial Corp. ..............             7,387           277,382
   CINergy Corp. ...........................             7,723           260,420
   Cintas Corp. ............................             7,767           355,340
   Circuit City Group, Inc. ................             9,549            70,854
   Cisco Systems, Inc.* ....................           331,517         4,342,873
   Citigroup, Inc. .........................           235,672         8,293,298
   Citizens Communications Co.* ............            12,924           136,348
   Citrix Systems, Inc.* ...................             7,847            96,675
   Clear Channel Communications* ...........            28,019         1,044,829
   Clorox Co. ..............................            10,095           416,419
   CMS Energy Corp. ........................             6,589            62,200
   Coca-Cola Co. ...........................           113,672         4,981,107
   Coca-Cola Enterprises, Inc. .............            20,533           445,977
   Colgate-Palmolive Co. ...................            24,698         1,294,916
   Comcast Corp. Cl A* .....................           105,900         2,496,063
   Comerica, Inc. ..........................             8,006           346,179
   Computer Associates Intl., Inc. .........            26,303           355,091
   Computer Sciences Corp.* ................             7,819           269,365
   Compuware Corp.* ........................            17,340            83,232
   Comverse Technology, Inc.* ..............             8,521            85,380
   ConAgra Foods, Inc. .....................            24,576           614,646
   Concord EFS, Inc.* ......................            23,343           367,419
   ConocoPhillips ..........................            30,985         1,499,364
   Consolidated Edison, Inc. ...............             9,711           415,825
   Constellation Energy Group* .............             7,489           208,344

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Convergys Corp.* ........................             7,873      $    119,276
   Cooper Industries, Ltd. .................             4,282           156,079
   Cooper Tire & Rubber Co. ................             3,319            50,913
   Coors (Adolph) Co. Cl B .................             1,654           101,308
   Corning, Inc.* ..........................            52,666           174,324
   Costco Wholesale Corp.* .................            20,827           584,406
   Countrywide Financial Corp. .............             5,751           297,039
   Crane Co. ...............................             2,730            54,409
   CSX Corp. ...............................             9,788           277,098
   Cummins Inc. ............................             1,889            53,138
   CVS Corp. ...............................            17,979           448,936
   Dana Corp. ..............................             6,796            79,921
   Danaher Corp. ...........................             6,925           454,973
   Darden Restaurants, Inc. ................             7,917           161,903
   Deere & Co. .............................            10,873           498,527
   Dell Computer Corp.* ....................           118,811         3,177,006
   Delphi Corporation ......................            25,627           206,297
   Delta Air Lines, Inc. ...................             5,639            68,232
   Deluxe Corp. ............................             2,898           122,006
   Devon Energy Corp. ......................             7,108           326,257
   Dillard's, Inc. Cl A ....................             3,829            60,728
   Disney (Walt) Co. .......................            93,702         1,528,280
   Dollar General Corp. ....................            15,216           181,831
   Dominion Resources, Inc. ................            14,097           773,925
   Donnelley (R.R.) & Sons Co. .............             5,167           112,486
   Dover Corp. .............................             9,271           270,342
   Dow Chemical Co. ........................            41,707         1,238,698
   Dow Jones & Co., Inc. ...................             3,860           166,868
   DTE Energy Co. ..........................             7,669           355,842
   Du Pont (E.I.) de Nemours & Co. .........            45,585         1,932,804
   Duke Energy Corp. .......................            40,910           799,381
   Dynergy, Inc.* ..........................            17,040            20,107
   Eastman Chemical Co. ....................             3,527           129,688
   Eastman Kodak Co. .......................            13,357           468,029
   Eaton Corp. .............................             3,171           247,687
   eBay, Inc.* .............................            14,166           960,738
   Ecolab, Inc. ............................             5,847           289,427
   Edison International* ...................            14,906           176,636
   El Paso Corp. ...........................            27,483           191,282
   Electronic Arts, Inc.* ..................             6,483           322,659
   Electronic Data Systems Corp. ...........            21,859           402,861
   EMC Corp.* ..............................           100,914           619,612
   Emerson Electric Co. ....................            19,247           978,710
   Engelhard Corp. .........................             5,937           132,692
   Entergy Corp. ...........................            10,258           467,662
   EOG Resources, Inc. .....................             5,283           210,897
   Equifax, Inc. ...........................             6,627           153,349
   Equity Office Properties ................            18,889           471,847
   Equity Residential ......................            12,428           305,480
   Exelon Corp. ............................            14,820           782,051
   Exxon Mobil Corp. .......................           308,748        10,787,655
   Family Dollar Stores, Inc. ..............             7,888           246,184
   Fannie Mae ..............................            45,603         2,933,641
   Federated Department Stores* ............             9,001           258,869
   FedEx Corp. .............................            13,646           739,886
   Fifth Third Bancorp .....................            26,580         1,556,259
   First Data Corp. ........................            34,511         1,222,035
   First Tennessee Natl. Corp. .............             5,799           208,416
   FirstEnergy Corp. .......................            13,614           448,854
   Fiserv, Inc.* ...........................             8,805           298,930
   FleetBoston Financial Corp. .............            48,159         1,170,264
   Fluor Corp. .............................             3,664           102,592
   Ford Motor Co. ..........................            84,202           783,079
   Forest Laboratories, Inc.* ..............             8,304           815,619
   Fortune Brands, Inc. ....................             6,796           316,082
   FPL Group, Inc. .........................             8,341           501,544
   Franklin Resources, Inc. ................            11,954           407,392
   Freddie Mac .............................            31,922         1,884,994
   Freeport-McMoran Copper Cl B* ...........             6,586           110,513
   Gannett Co., Inc. .......................            12,220           877,396
   Gap, Inc. ...............................            40,557           629,445
   Gateway, Inc.* ..........................            14,820            46,535
   General Dynamics Corp. ..................             9,232           732,744
   General Electric Co. ....................           456,593        11,118,040
   General Mills, Inc. .....................            16,842           790,732
   General Motors Corp. ....................            25,650           945,459
   Genuine Parts Co. .......................             7,952           244,922
   Genzyme Corp. (Genl. Div)* ..............             9,813           290,170
   Georgia-Pacific (Timber Group) ..........            11,474           185,420
   Gillette Co. ............................            48,440         1,470,638
   Golden West Financial Corp. .............             7,081           508,487
   Goldman Sachs Group, Inc. ...............            21,908         1,491,935
   Goodrich Corporation ....................             5,243            96,052
   Goodyear Tire & Rubber Co. ..............             8,023            54,637
   Grainger (W.W.), Inc. ...................             4,280           220,634
   Great Lakes Chemical Corp. ..............             2,296            54,828
   Guidant Corp.* ..........................            13,940           430,049
   Halliburton Co. .........................            19,925           372,797
   Harley-Davidson, Inc. ...................            13,850           639,870
   Harrah's Entertainment, Inc.* ...........             5,116           202,594
   Hartford Financial Svc. Gp., Inc. .......            11,707           531,849
   Hasbro, Inc. ............................             7,903            91,280
   HCA, Inc. ...............................            23,547           977,201
   Health Management Associates ............            10,917           195,414
   HealthSouth Corp.* ......................            18,152            76,238
   Heinz (H.J.) Co. ........................            16,015           526,413
   Hercules, Inc.* .........................             4,963            43,674
   Hershey Food Corp. ......................             6,203           418,330
   Hewlett-Packard Co. .....................           140,013         2,430,626
   Hilton Hotels Corp. .....................            17,221           218,879
   Home Depot, Inc. ........................           106,715         2,556,891
   Honeywell International, Inc. ...........            37,673           904,152
   Household International, Inc. ...........            21,727           604,228
   Humana, Inc.* ...........................             7,445            74,450
   Huntington Bancshares, Inc. .............            10,808           202,218
   Illinois Tool Works, Inc. ...............            14,060           911,932
   IMS Health, Inc. ........................            12,889           206,224
   Ingersoll Rand Co.* .....................             7,685           330,916
   Intel Corp. .............................           303,981         4,732,984
   International Game Technology* ..........             3,968           301,251
   International Paper Co. .................            22,046           770,949
   Interpublic Group of Cos., Inc. .........            17,695           249,146
   Intl. Business Machines Corp. ...........            77,593         6,013,458
   Intl. Flavors & Fragrances ..............             4,338           152,264
   Intuit, Inc.* ...........................             9,417           441,846
   ITT Industries, Inc. ....................             4,151           251,924
   J.P. Morgan Chase & Co. .................            91,608         2,198,592
   Jabil Circuit, Inc.* ....................             9,021           161,656
   JDS Uniphase Corp.* .....................            64,909           160,325
   Jefferson-Pilot Corp. ...................             6,584           250,916
   John Hancock Financial Services .........            13,294           370,903
   Johnson & Johnson .......................           136,257         7,318,363
   Johnson Controls, Inc. ..................             4,010           321,482
   Jones Apparel Group, Inc.* ..............             5,890           208,742
   KB Home .................................             2,197            94,141
   Kellogg Co. .............................            18,712           641,260
   Kerr-McGee Corp. ........................             4,583           203,027
   KeyCorp .................................            19,481           489,752
   Keyspan Corporation .....................             6,476           228,214
   Kimberly Clark Corp. ....................            23,600         1,120,292

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Kinder Morgan, Inc. .....................             5,656      $    239,079
   King Pharmaceuticals, Inc.* .............            11,047           189,898
   KLA Tencor Corp.* .......................             8,649           305,915
   Knight-Ridder, Inc. .....................             3,848           243,386
   Kohl's Corp.* ...........................            15,471           865,602
   Kroger Co.* .............................            35,479           548,151
   Leggett & Platt .........................             8,989           201,713
   Lehman Brothers Holdings, Inc. ..........            10,895           580,595
   Lexmark Int'l, Inc.* ....................             5,777           349,509
   Lilly (Eli) & Co. .......................            51,545         3,273,108
   Limited Brands, Inc. ....................            23,991           334,195
   Lincoln National Corp. ..................             8,124           256,556
   Linear Technology Corp. .................            14,315           368,182
   Liz Claiborne, Inc. .....................             4,811           142,646
   Lockheed Martin Corp. ...................            20,833         1,203,106
   Loews Corp. .............................             8,522           378,888
   Louisiana-Pacific Corp.* ................             4,779            38,519
   Lowe's Companies, Inc. ..................            35,808         1,342,800
   LSI Logic Corp.* ........................            17,029            98,257
   Lucent Technologies* ....................           157,505           198,456
   Manor Care, Inc.* .......................             4,503            83,801
   Marathon Oil Corp. ......................            14,323           304,937
   Marriott International, Inc. ............            10,910           358,612
   Marsh & McLennan Cos., Inc. .............            24,642         1,138,707
   Marshall & Ilsley Corp. .................            10,019           274,320
   Masco Corp. .............................            22,575           475,204
   Mattel, Inc. ............................            20,063           384,206
   Maxim Integrated Products, Inc. .........            14,768           487,935
   May Department Stores Co. ...............            13,195           303,221
   Maytag Corp. ............................             3,511           100,064
   MBIA, Inc. ..............................             6,658           292,020
   MBNA Corp. ..............................            58,625         1,115,048
   McDermott International, Inc.* ..........             2,926            12,816
   McDonald's Corp. ........................            58,241           936,515
   McGraw-Hill Cos., Inc. ..................             8,849           534,834
   McKesson Corp. ..........................            13,282           359,012
   MeadWestvaco Corp .......................             9,085           224,490
   Medimmune, Inc.* ........................            11,438           310,770
   Medtronic, Inc. .........................            55,984         2,552,870
   Mellon Financial Corp. ..................            19,773           516,273
   Merck & Co., Inc. .......................           103,021         5,832,019
   Mercury Interactive Corp.* ..............             3,784           112,196
   Meredith Corp. ..........................             2,257            92,785
   Merrill Lynch & Co., Inc. ...............            39,628         1,503,883
   MetLife Inc. ............................            32,143           869,147
   MGIC Investment Corp. ...................             4,703           194,234
   Micron Technology, Inc.* ................            27,763           270,412
   Microsoft Corp. .........................           245,316        12,682,832
   Millipore Corp.* ........................             2,183            74,222
   Mirant Corp.* ...........................            18,488            34,942
   Molex Inc., Cl A ........................             8,890           204,826
   Monsanto Co. ............................            11,895           228,979
   Moody's Corp. ...........................             6,933           286,264
   Morgan Stanley ..........................            49,813         1,988,535
   Motorola, Inc. ..........................           105,577           913,241
   Nabors Industries, Ltd* .................             6,592           232,500
   National City Corp. .....................            27,984           764,523
   National Semiconductor Corp.* ...........             8,280           124,283
   Navistar International Corp.* ...........             2,740            66,609
   NCR Corp.* ..............................             4,442           105,453
   Network Appliance, Inc.* ................            15,411           154,110
   New York Times Co. Cl A .................             6,897           315,400
   Newell Rubbermaid, Inc. .................            12,211           370,360
   Newmont Mining Corp Holding Co. .........            18,386           533,746
   Nextel Communications, Inc.* ............            44,192           510,418
   Nicor, Inc. .............................             2,028            69,013
   NIKE, Inc. Cl B .........................            12,261           545,247
   NiSource, Inc. ..........................            11,164           223,280
   Noble Corporation* ......................             6,148           216,102
   Nordstrom, Inc. .........................             6,148           116,628
   Norfolk Southern Corp. ..................            17,789           355,602
   North Fork Bancorp, Inc. ................             7,477           252,274
   Northern Trust Corp. ....................            10,163           356,213
   Northrop Grumman Corp. ..................             8,314           806,458
   Novell, Inc.* ...........................            16,721            55,848
   Novellus Systems, Inc.* .................             6,821           191,534
   Nucor Corp. .............................             3,558           146,945
   NVIDIA Corporation* .....................             7,008            80,662
   Occidental Petroleum Corp. ..............            17,237           490,393
   Office Depot, Inc.* .....................            14,160           209,002
   Omnicom Group, Inc. .....................             8,609           556,141
   Oracle Corp.* ...........................           245,751         2,654,111
   PACCAR, Inc. ............................             5,265           242,874
   Pactiv Corp.* ...........................             7,290           159,359
   Pall Corp. ..............................             5,587            93,191
   Parametric Technology Corp.* ............            11,894            29,973
   Parker Hannifin Corp. ...................             5,360           247,257
   Paychex, Inc. ...........................            17,257           481,470
   Penney (J.C.) Co., Inc. .................            12,225           281,297
   Peoples Energy Corp. ....................             1,622            62,690
   Peoplesoft, Inc.* .......................            14,361           262,806
   Pepsi Bottling Group Inc. ...............            12,868           330,708
   PepsiCo, Inc. ...........................            79,244         3,345,682
   PerkinElmer, Inc. .......................             5,748            47,421
   Pfizer, Inc. ............................           282,744         8,643,484
   PG & E Corp.* ...........................            18,569           258,109
   Pharmacia Corp. .........................            59,324         2,479,743
   Phelps Dodge Corp.* .....................             4,075           128,974
   Phillip Morris Cos., Inc. ...............            94,917         3,846,986
   Pinnacle West Capital Corp. .............             4,150           141,474
   Pitney Bowes, Inc. ......................            10,853           354,459
   Plum Creek Timber Co ....................             8,465           199,774
   PMC-Sierra, Inc.* .......................             7,660            42,590
   PNC Financial Services Group ............            12,989           544,239
   Power One, Inc.* ........................             3,608            20,457
   PPG Industries, Inc. ....................             7,723           387,308
   PPL Corporation .........................             7,546           261,695
   Praxair, Inc. ...........................             7,468           431,426
   Principal Financial Group, Inc. .........            15,458           465,750
   Proctor & Gamble Co. ....................            59,617         5,123,485
   Progress Energy, Inc. ...................            10,798           468,093
   Progressive Corp. of Ohio ...............            10,059           499,228
   Providian Financial Corp.* ..............            13,206            85,707
   Prudential Financial, Inc. ..............            25,976           824,478
   Public Svc. Enterprise Group ............            10,117           324,756
   Pulte Homes, Inc. .......................             2,760           132,121
   QLogic Corp.* ...........................             4,253           146,771
   QUALCOMM, Inc.* .........................            36,023         1,310,877
   Quest Diagnostics, Inc.* ................             4,530           257,757
   Quintiles Transnational Corp.* ..........             5,471            66,199
   Qwest Communications Intl.* .............            77,790           388,950
   RadioShack Corp. ........................             7,728           144,823
   Rational Software Corp.* ................             8,892            92,388
   Raytheon Co. ............................            18,624           572,688
   Reebok International Ltd.* ..............             2,694            79,204
   Regions Financial Corp. .................            10,129           337,903
   RJ Reynolds Tobacco Holdings ............             4,101           172,693
   Robert Half Intl., Inc.* ................             8,021           129,218
   Rockwell Automation, Inc. ...............             8,437           174,730
   Rockwell Collins ........................             8,397           195,314

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
   Rohm & Haas Co. .........................            10,082      $    327,463
   Rowan Cos., Inc. ........................             4,289            97,360
   Ryder System, Inc. ......................             2,774            62,249
   Sabre Group Holdings, Inc.* .............             6,535           118,349
   Safeco Corp. ............................             6,266           217,242
   Safeway, Inc.* ..........................            20,194           471,732
   Sanmina Corp.* ..........................            24,237           108,824
   Sara Lee Corp. ..........................            35,776           805,318
   SBC Communications, Inc. ................           152,275         4,128,175
   Schering-Plough Corp.* ..................            67,295         1,493,949
   Schlumberger, Ltd. ......................            26,643         1,121,404
   Scientific-Atlanta, Inc. ................             7,158            84,894
   Sealed Air Corp.* .......................             3,830           142,859
   Sears Roebuck & Co. .....................            14,421           345,383
   Sempra Energy ...........................             9,479           224,178
   Sherwin-Williams Co. ....................             6,892           194,699
   Siebel Systems, Inc.* ...................            22,233           166,303
   Sigma-Aldrich Corp. .....................             3,356           163,437
   Simon Property Group ....................             8,610           293,343
   SLM Corporation .........................             7,045           731,694
   Snap-On, Inc. ...........................             2,650            74,492
   Solectron Corp.* ........................            37,900           134,545
   Southern Co. ............................            32,737           929,403
   SouthTrust Corp. ........................            15,852           393,922
   Southwest Airlines Co. ..................            35,544           494,062
   Sprint Corp. (FON Gp.) ..................            41,046           594,346
   Sprint Corp. (PCS Gp.)* .................            45,842           200,788
   St. Jude Medical, Inc.* .................             8,101           321,772
   St. Paul Companies, Inc. ................            10,364           352,894
   Stanley Works ...........................             4,050           140,049
   Staples, Inc.* ..........................            21,592           395,134
   Starbucks Corp.* ........................            17,785           362,458
   Starwood Hotels & Resorts ...............             9,152           217,268
   State Street Corp. ......................            14,851           579,189
   Stillwell Financial, Inc. ...............            10,125           132,334
   Stryker Corp. ...........................             8,994           603,677
   Sun Microsystems, Inc.* .................           142,912           444,456
   Sungard Data Sys., Inc.* ................            12,992           306,092
   Sunoco, Inc. ............................             3,460           114,803
   Suntrust Banks, Inc. ....................            13,089           745,026
   Supervalu, Inc. .........................             6,057           100,001
   Symbol Technologies, Inc. ...............            10,579            86,959
   Synovus Financial Corp. .................            13,758           266,905
   Sysco Corp. .............................            30,136           897,751
   T. Rowe Price Group, Inc. ...............             5,640           153,859
   Target Corp. ............................            41,680         1,250,400
   Teco Energy, Inc. .......................             8,059           124,673
   Tektronix, Inc.* ........................             4,089            74,379
   Tellabs, Inc.* ..........................            18,904           137,432
   Temple-Inland, Inc. .....................             2,439           109,292
   Tenet Healthcare Corp.* .................            22,332           366,245
   Teradyne, Inc.* .........................             8,365           108,829
   Texas Instruments, Inc. .................            79,425         1,192,169
   Textron, Inc. ...........................             6,325           271,912
   Thermo Electron Corp.* ..................             7,503           150,960
   Thomas & Betts Corp.* ...................             2,661            44,971
   Tiffany & Co. ...........................             6,628           158,475
   TJX Companies, Inc. .....................            24,236           473,087
   TMP Worldwide, Inc.* ....................             5,058            57,206
   Torchmark Corp. .........................             5,434           198,504
   Toys R Us, Inc.* ........................             9,725            97,250
   Transocean, Inc.* .......................            14,585           338,372
   Travelers Property Casualty Co. Cl B ....            46,052           674,662
   Tribune Co. .............................            13,985           635,758
   Tupperware Corp. ........................             2,659            40,098
   TXU Corp. ...............................            14,781           276,109
   Tyco International Ltd. .................            91,546         1,563,606
   Union Pacific Corp. .....................            11,622           695,809
   Union Planters Corp. ....................             9,156           257,650
   Unisys Corp.* ...........................            14,888           147,391
   United Parcel Service Cl B ..............            51,233         3,231,778
   United States Steel Group ...............             4,631            60,759
   United Technologies Corp. ...............            21,734         1,346,204
   UnitedHealth Group Inc.* ................            13,895         1,160,233
   Univision Communications, Inc. ..........            10,473           256,589
   Unocal Corp. ............................            11,751           359,346
   UNUM Provident Corp. ....................            11,072           194,203
   US Bancorp ..............................            87,893         1,865,089
   UST, Inc. ...............................             7,701           257,444
   V F Corp.* ..............................             5,076           182,990
   Veritas Software Corp.* .................            18,886           294,999
   Verizon Communications ..................           125,527         4,864,171
   Viacom, Inc. Cl B* ......................            80,834         3,294,794
   Visteon Corp. ...........................             5,964            41,509
   Vulcan Materials Co. ....................             4,636           173,850
   Wachovia Corp. ..........................            62,416         2,274,439
   Walgreen Co. ............................            47,027         1,372,718
   Wal-Mart Stores, Inc. ...................           202,530        10,229,790
   Washington Mutual, Inc. .................            43,437         1,499,880
   Waste Management, Inc. ..................            28,011           642,012
   Waters Corp.* ...........................             5,984           130,332
   Watson Pharmaceuticals, Inc.* ...........             4,870           137,675
   Wellpoint Health Networks, Inc. .........             6,826           485,738
   Wells Fargo & Company ...................            77,630         3,638,518
   Wendy's International, Inc. .............             5,242           141,901
   Weyerhaeuser Co. ........................            10,076           495,840
   Whirlpool Corp. .........................             3,057           159,637
   Williams Cos., Inc. .....................            23,608            63,742
   Winn-Dixie Stores, Inc. .................             6,430            98,250
   Worthington Industries, Inc. ............             3,906            59,527
   Wrigley (Wm.) Jr. Co. ...................            10,304           565,484
   Wyeth ...................................            60,826         2,274,892
   Xcel Energy, Inc. .......................            18,228           200,508
   Xerox Corp.* ............................            33,738           271,591
   Xilinx, Inc.* ...........................            15,458           318,435
   XL Capital Limited* .....................             6,197           478,718
   Yahoo!, Inc.* ...........................            27,113           443,298
   Yum! Brands Inc.* .......................            13,653           330,676
   Zimmer Holdings, Inc.* ..................             8,867           368,158
   Zions Bancorporation ....................             4,198           165,187
                                                                    ------------
TOTAL COMMON STOCKS+
   (Cost: $442,945,496) 95.4% ..............                        $371,767,235
                                                                    ============

----------
* Non-income producing security.

+ See "(b)" on page 23 for economic sector weightings.

The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                         Face
                                   Rate     Maturity    Amount         Value
                                   ----     --------    ------         -----
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
   U.S. Treasury Bill(a) ........  0.99%    03/20/03  $  700,000    $    697,883
   U.S. Treasury Bill(a) ........  1.15     03/27/03     700,000         697,957
                                                                    ------------
                                                                       1,395,840
                                                                    ------------
AGENCIES (1.8%)
   Federal Home Loan
     Mtge. Corp. ................  0.75     01/02/03   7,000,000       6,999,854
                                                                    ------------
COMMERCIAL PAPER (2.5%)
   Emerson Electric Co. .........  1.18     01/02/03   9,600,000       9,599,685
                                                                    ------------
TOTAL SHORT-TERM DEBT
  SECURITIES
   (Cost: $17,995,832) 4.6% ....................................      17,995,379
                                                                    ------------
TEMPORARY CASH INVESTMENT**
   (Cost: $21,300) 0%(1) .......................................          21,300
                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $460,962,628) 100.0% .................................    $389,783,914
                                                                    ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2002:

                                   Expiration    Underlying Face     Unrealized
                                      Date       Amount at Value     Gain(Loss)
                                   ----------    ---------------     ----------
PURCHASED
   81 S&P 500 Stock Index
     Futures Contracts ...........  March 2003     $17,797,725       $(160,625)
                                                   ===========       =========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 4.6%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Equity Index Fund's Portfolio of Investments in Securities at December 31, 2002 are those which comprise the 500 stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R)"). The fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of December 31, 2002 the sector weightings of the common stocks component of the fund was as follows:

      Basic Materials ..............   2.8%  Healthcare .................  14.9%
      Consumer Cyclical ............  13.4   Industrials ................  11.5
      Consumer Non-Cyclical ........   9.5   Technology .................  14.3
      Energy .......................   6.0   Telecommunications .........   4.2
      Financials ...................  20.5   Utilities ..................   2.9

      "Standard & Poor's does not sponsor, endorse, sell or promote the Equity Index Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the Equity Index Fund and makes no representation as to the advisability of investing in the fund.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2002 was .66%.

(1)   Less than .05%.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
COMMON STOCKS:
   3Com Corp.* .............................            56,171      $    260,072
   99 Cent Only Stores* ....................            10,706           287,563
   A. Schulman, Inc. .......................             4,479            83,354
   Abercrombie & Fitch Co. Cl A* ...........            14,920           305,263
   Activision, Inc.* .......................            10,252           149,577
   Acxiom Corp.* ...........................            13,633           209,676
   Adtran, Inc.* ...........................             5,689           187,168
   Advance PCS* ............................            13,738           305,121
   Advanced Fibre Communication* ...........            12,844           214,238
   Advent Software, Inc.* ..................             4,988            67,986
   Affiliated Computer Svcs.* ..............            20,197         1,063,372
   AGCO Corp.* .............................            11,465           253,377
   AGL Resources, Inc. .....................             8,568           208,202
   Airborne Freight Corp. ..................             7,371           109,312
   Airgas, Inc.* ...........................            10,937           188,663
   AK Steel Holding Corp.* .................            16,513           132,104
   Alaska Air Group, Inc.* .................             4,068            88,072
   Albany International Corp. Cl A .........             4,944           102,143
   Albemarle Corp. .........................             6,382           181,568
   Alexander & Baldwin, Inc. ...............             6,275           161,832
   Allete, Inc. ............................            13,060           296,201
   Alliant Energy Corp.~ ...................            14,013           231,915
   Allmerica Financial Corp.* ..............             8,106            81,871
   American Eagle Outfitters* ..............            11,018           151,828
   American Financial Group ................            10,518           242,650
   American Water Works Co.  ...............            15,270           694,480
   Americredit Corp.* ......................            23,362           180,822
   AmerUs Group Co. ........................             5,962           168,546
   Ametek, Inc. ............................             5,025           193,412
   Apogent Technologies, Inc.* .............            16,318           339,414
   Apria Healthcare Group, Inc.* ...........             8,349           185,682
   Aquila, Inc. ............................            27,757            49,130
   Arch Coal, Inc.  ........................             8,026           173,281
   Arrow Electronics, Inc.* ................            15,268           195,278
   Arvin Meritor, Inc. .....................            10,362           172,735
   Ascential Software Corp.* ...............            36,858            88,459
   Associated Banc-Corp ....................            11,396           386,780
   Astoria Financial Corp.  ................            13,306           361,258
   Atmel Corp.* ............................            71,158           158,682
   Avnet, Inc.* ............................            18,269           197,853
   Avocent Corp.* ..........................             6,889           153,074
   Bandag, Inc. ............................             2,921           112,984
   Bank of Hawaii Corp. ....................             9,907           301,074
   Banknorth Group, Inc. ...................            22,633           511,506
   Banta Corp. .............................             3,853           120,483
   Barnes & Noble, Inc.* ...................            10,302           186,157
   Barr Laboratories, Inc.* ................             6,656           433,239
   Beckman Coulter, Inc.  ..................             9,518           280,971
   Belo Corporation ........................            17,210           366,917
   BISYS Group, Inc.* ......................            18,382           292,274
   BJ's Wholesale Club, Inc.* ..............            10,707           195,938
   Black Hills Corp. .......................             4,112           109,050
   Blyth, Inc.  ............................             7,066           189,086
   Bob Evans Farms, Inc. ...................             5,435           126,907
   Borders Group, Inc* .....................            12,142           195,486
   Borg-Warner, Inc. .......................             4,109           207,176
   Bowater, Inc.  ..........................             8,422           353,303
   Brinker International, Inc.* ............            14,882           479,945
   BroadWing, Inc.* ........................            33,404           117,582
   Brown & Brown, Inc. .....................            10,573           341,719
   C.H. Robinson Worldwide, Inc. ...........            12,956           404,227
   Cabot Corp.  ............................             9,379           248,919
   Cabot MicroElectronics Corp.* ...........             3,704           174,829
   Cadence Design Systems, Inc.* ...........            41,092           484,475
   Callaway Golf Co.  ......................            11,598           153,674
   Career Education Corp.* .................             7,034           281,360
   Carlisle Companies, Inc. ................             4,638           191,920
   CarMax, Inc.* ...........................            15,724           281,145
   Carpenter Technology Corp. ..............             3,401            42,342
   Catalina Marketing Corp.* ...............             8,342           154,327
   CBRL Group, Inc.  .......................             7,606           229,169
   CDW Computers Centers, Inc.* ............            12,856           563,736
   Ceridian Corp.* .........................            22,661           326,772
   Certegy Inc.* ...........................            10,144           249,035
   Charles River Laboratories, Inc. ........             6,858           263,896
   CheckFree Corp.* ........................            12,023           192,380
   Cheesecake Factory, Inc.* ...............             7,697           278,247
   ChoicePoint, Inc.* ......................            12,959           511,751
   Church & Dwight .........................             6,072           184,771
   Cirrus Logic, Inc.* .....................            12,732            36,668
   City National Corp.  ....................             7,630           335,644
   Claire's Stores, Inc. ...................             7,430           163,980
   Clayton Homes, Inc. .....................            20,773           253,015
   Cleco Corporation .......................             7,179           100,506
   CNF Transportation, Inc.  ...............             7,517           249,865
   Coach, Inc.* ............................            13,524           445,210
   Colonial BancGroup, Inc. ................            18,894           225,405
   Commerce Bancorp, Inc. (N.J.) ...........            10,267           443,432
   CommScope, Inc.* ........................             9,050            71,495
   Compass Bancshares, Inc.  ...............            19,591           612,611
   Constellation Brands, Inc. Cl A .........            13,796           327,103
   Cooper Cameron Corp.* ...................             8,269           411,962
   Copart, Inc.* ...........................            14,100           166,944
   Covance, Inc.* ..........................             9,146           224,900
   Credence Systems Corp.* .................             9,304            86,806
   Cree, Inc.* .............................            11,130           181,976
   Crompton Corp. ..........................            17,388           103,459
   CSG Systems Intl., Inc.* ................             7,861           107,303
   Cypress Semiconductor Corp.* ............            18,918           108,211
   Cytec Industries, Inc.* .................             6,015           164,089
   Cytyc Corp.* ............................            17,707           180,611
   D.R. Horton, Inc. .......................            22,388           388,432
   Dean Foods Co.* .........................            13,948           517,471
   Dentsply International, Inc.  ...........            11,930           444,261
   DeVry, Inc.* ............................            10,702           177,760
   Dial Corp.  .............................            14,531           295,996
   Diebold, Inc. ...........................            10,988           452,925
   Dole Food Company .......................             8,561           278,917
   Dollar Tree Stores* .....................            17,426           428,157
   Donaldson Company, Inc.  ................             6,709           241,524
   DPL, Inc. ...............................            19,311           296,231
   DQE, Inc. ...............................            11,357           173,081
   Dreyers Grand Ice Cream, Inc. ...........             5,335           378,572
   DST Systems, Inc.* ......................            18,274           649,641
   Dun & Bradstreet* .......................            11,357           391,703
   Dycom Industries, Inc.* .................             7,323            97,030
   E*Trade Group, Inc.* ....................            55,236           268,447
   Eaton Vance Corp.  ......................            10,607           299,648
   Education Management Corp.* .............             5,391           202,702
   Edwards (A.G.), Inc. ....................            12,045           397,003
   Edwards LifeSciences Corp.* .............             9,133           232,618
   EGL, Inc.* ..............................             7,186           102,401
   Emmis Communications Cl A* ..............             8,130           169,348
   Energizer Holdings, Inc.* ...............            13,859           386,666
   Energy East Corporation .................            22,120           488,631
   ENSCO International, Inc. ...............            22,762           670,341
   Entercom Communications* ................             7,612           357,155
   Equitable Resources, Inc. ...............             9,551           334,667
   Everest RE Group* .......................             7,775           429,958
   Expeditors Int'l Wash., Inc.  ...........            15,870           518,156
   Express Scripts, Inc.* ..................            11,906           571,964
   Extended Stay America, Inc.* ............            14,313           211,117
   Fairchild Semiconductor Intl. Cl A* .....            17,856           191,238
   Fastenal Co. ............................            11,583           433,088
   Federal Signal Corp. ....................             7,262           141,028
   FEI Company* ............................             4,950            75,686

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
COMMON STOCKS (CONTINUED):
   Ferro Corp. .............................             6,153      $    150,318
   Fidelity Natl. Finl., Inc. ..............            14,595           479,154
   First Health Group Corp.* ...............            15,502           377,474
   First Virginia Banks, Inc. ..............            10,993           409,269
   Firstmerit Corp. ........................            12,919           279,826
   Flowserve Corporation* ..................             8,418           124,502
   FMC Corp.* ..............................             5,334           145,725
   FMC Technologies, Inc.* .................             9,959           203,462
   Forest Oil Corp.* .......................             7,163           198,057
   Fuller (H.B.) Co. .......................             4,337           112,242
   Furniture Brands Intl., Inc.* ...........             8,591           204,895
   Gallagher (Arthur J.) & Co. .............            13,483           396,131
   Gartner, Inc.* ..........................            12,633           119,382
   GATX Corp. ..............................             7,460           170,237
   Gentex Corp.* ...........................            11,626           367,847
   Gilead Sciences, Inc.* ..................            30,058         1,021,972
   Glatfelter ..............................             6,667            87,738
   Graftech International Ltd.* ............             8,548            50,946
   Granite Construction ....................             6,300            97,650
   Grant Prideco, Inc.* ....................            18,467           214,956
   Great Plains Energy, Inc.  ..............            10,405           238,066
   Greater Bay Bancorp .....................             7,832           135,415
   Greenpoint Financial Corp. ..............            14,915           673,860
   GTECH Holdings Corp.* ...................             8,723           243,023
   Hanover Compressor Co.* .................            10,166            93,324
   Harris Corp. ............................            10,137           266,603
   Harsco Corp.  ...........................             6,183           197,176
   Harte-Hanks, Inc. .......................            13,911           259,718
   Hawaiian Electric Inds ..................             5,595           246,068
   HCC Insurance Holdings, Inc. ............             9,495           233,577
   Health Net, Inc.* .......................            18,922           499,541
   Helmerich & Payne, Inc. .................             7,643           213,316
   Henry (Jack) & Associates ...............            13,397           161,300
   Henry Schein, Inc.* .....................             6,685           300,825
   Hibernia Corp. Cl A .....................            24,074           463,665
   Hillenbrand Industries, Inc. ............             9,416           454,887
   Hispanic Broadcasting Corp.* ............            16,627           341,685
   HON Industries, Inc. ....................             8,985           254,096
   Horace Mann Educators Corp. .............             6,241            95,675
   Hormel Foods Corp. ......................            21,194           494,456
   Hospitality Properties Trust ............             9,585           337,392
   Hubbell, Inc. Cl B ......................             9,037           317,560
   ICN Pharmaceuticals, Inc. ...............            12,798           139,626
   IdaCorp, Inc. ...........................             5,743           142,599
   IDEC Pharmaceuticals Corp.* .............            23,387           775,747
   Imation Corp.* ..........................             5,355           187,853
   IMC Global, Inc. ........................            17,559           187,355
   INCYTE Pharmaceuticals, Inc.* ...........            10,381            47,337
   Independence Community Bank Corp. .......             8,731           221,593
   Indymac Bancorp, Inc. ...................             8,438           156,019
   Infocus Corp.* ..........................             5,977            36,818
   Integrated Device Tech., Inc.* ..........            15,771           132,003
   International Rectifier* ................             9,721           179,450
   International Speedway Corp. ............             8,153           304,025
   Internet Security Systems, Inc. .........             7,564           138,648
   Intersil Corp. Cl A* ....................            20,911           291,499
   Interstate Bakeries Corp. ...............             6,722           102,511
   Investment Technology Grp., Inc. ........             7,349           164,324
   Investors Financial Services ............             9,833           269,326
   Ivax Corp.* .............................            29,734           360,673
   J.B. Hunt Transport Svcs., Inc. .........             5,983           175,302
   J.M. Smucker Co. ........................             7,565           301,163
   Jacobs Engineering Group, Inc. ..........             8,296           295,338
   Kaydon Corp. ............................             4,590            97,354
   Keane, Inc.* ............................            10,937            98,324
   Kelly Services, Inc. ....................             5,416           133,829
   Kemet Corp.* ............................            13,172           115,123
   Kennametal, Inc. ........................             5,366           185,020
   Korn/Ferry International* ...............             5,794            43,339
   Krispy Kreme Doughnuts, Inc.* ...........             8,471           286,066
   L-3 Communications Hldgs., Inc. .........            14,437           648,366
   Labranche & Co. .........................             9,093           242,238
   Lam Research Corp.* .....................            19,159           206,917
   Lancaster Colony Corp. ..................             5,589           218,418
   Lattice Semiconductor Corp.* ............            17,164           150,528
   Lear Corp.* .............................            10,028           333,732
   Lee Enterprises .........................             6,766           226,796
   Legato Systems, Inc.* ...................            17,731            89,187
   Legg Mason, Inc. ........................             9,903           480,692
   Lennar Corp. ............................             9,913           511,511
   Leucadia National .......................             8,483           316,501
   Liberty Property Trust ..................            11,668           372,676
   Lifepoint Hospitals, Inc.* ..............             6,019           180,155
   Lincare Holdings, Inc.* .................            16,155           510,821
   Longs Drug Stores Corp. .................             5,861           121,557
   Longview Fibre Co.* .....................             7,830            56,611
   LTX Corp.* ..............................             7,497            45,207
   Lubrizol Corp. ..........................             7,834           238,937
   Lyondell Petrochemical Co. ..............            24,398           308,391
   M & T Bank Corp. ........................            14,018         1,112,328
   Macromedia, Inc.* .......................             9,215            98,140
   Macrovision Corp.* ......................             7,392           118,568
   Mandalay Resort Group* ..................            10,513           321,803
   Manpower, Inc. ..........................            11,684           372,720
   Martin Marietta Materials, Inc. .........             7,436           227,988
   McCormick & Co., Inc. ...................            21,348           495,274
   McData Corporation Cl A* ................            17,301           122,837
   MDU Resources Group .....................            10,904           281,432
   Media General, Inc. Cl A ................             3,519           210,964
   Mentor Graphics Corp.* ..................            10,175            79,976
   Mercantile Bankshares Corp. .............            10,521           406,005
   Metris Companies, Inc. ..................             8,833            21,818
   Michaels Stores, Inc.* ..................            10,252           320,888
   Micrel, Inc.* ...........................            14,008           125,792
   Microchip Technology, Inc. ..............            31,036           758,830
   Millennium Pharmaceuticals, Inc. ........            43,981           349,209
   Miller (Herman), Inc. ...................            11,439           210,478
   Minerals Technologies, Inc. .............             3,119           134,585
   Modine Manufacturing Co. ................             5,115            90,433
   Mohawk Industries, Inc.* ................            10,139           577,416
   Mony Group, Inc. ........................             7,168           171,602
   MPS Group, Inc.* ........................            15,661            86,762
   Murphy Oil Corp. ........................            13,986           599,300
   Mylan Laboratories, Inc. ................            18,719           653,293
   National Fuel Gas Co. ...................            12,206           253,030
   National Instruments Corp.* .............             7,793           253,195
   National-Oilwell Inc.* ..................            12,400           270,816
   Natl. Commerce Financial Corp. ..........            31,367           748,103
   Neiman-Marcus Group, Inc.* ..............             7,309           222,121
   Networks Associates, Inc.* ..............            23,907           384,664
   Neuberger Berman ........................            10,665           357,171
   New Plan Excel Realty Trust .............            14,786           282,265
   New York Community Bancorp, Inc. ........            16,376           464,260
   Newport Corp.* ..........................             5,878            73,828
   Noble Energy, Inc. ......................             8,744           328,337
   Nordson Corp. ...........................             5,085           126,261
   Northeast Utilities .....................            20,747           314,732
   NSTAR ...................................             8,130           360,891
   Ocean Energy, Inc. ......................            26,941           538,012
   OGE Energy Corp. ........................            11,946           210,250
   Ohio Casualty Corp.* ....................             9,277           120,137
   Old Republic Intl. Corp. ................            18,424           515,872
   Olin Corp. ..............................             8,761           136,234
   Omnicare, Inc. ..........................            14,369           342,413
   Oneok, Inc. .............................             9,211           176,851

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
COMMON STOCKS (CONTINUED):
   Outback Steakhouse, Inc. ................            11,582      $    398,884
   Overseas Shipholding Group ..............             5,251            93,993
   Overture Services, Inc. .................             8,928           243,824
   Oxford Health Plans, Inc.* ..............            13,412           488,867
   Pacificare Health Systems, Inc. .........             5,423           152,386
   Packaging Corp. of America ..............            15,929           290,545
   Papa John's Intl., Inc.* ................             2,855            79,597
   Park Place Entertainment* ...............            45,932           385,829
   Patterson Dental Co.* ...................            10,424           455,946
   Patterson UTI Energy, Inc.* .............            12,101           365,087
   Payless Shoesource, Inc.* ...............             3,463           178,241
   Peabody Energy Corp. ....................             7,966           232,846
   Pentair, Inc. ...........................             7,519           259,781
   Pepco Holdings, Inc. ....................            25,007           484,886
   PepsiAmericas, Inc. .....................            22,969           308,474
   Perrigo Co. .............................            10,600           128,790
   PetSmart, Inc.* .........................            21,066           360,861
   Pier 1 Imports, Inc. ....................            14,149           267,841
   Pioneer Natural Resources Co.* ..........            17,881           451,495
   Pittston Brink's Group ..................             8,322           153,791
   Plantronics Inc.* .......................             6,877           104,049
   Plexus Corp. ............................             6,418            56,350
   PMI Group, Inc. .........................            13,757           413,260
   PNM Resources, Inc. .....................             5,998           142,872
   Polycom, Inc.* ..........................            15,234           145,028
   Potlatch Corp. ..........................             4,335           103,520
   Powerwave Technologies, Inc.* ...........            10,042            54,227
   Precision Castparts Corp. ...............             7,954           192,885
   Price Communications Corp.* .............             8,338           115,315
   Pride International, Inc.* ..............            20,546           306,135
   Protective Life Corp. ...................            10,510           289,235
   Protein Design* .........................            13,611           115,694
   Provident Financial Group ...............             7,436           193,559
   Puget Energy, Inc. ......................            14,132           311,611
   Quanta Services, Inc.* ..................            10,600            37,100
   Quantum Corp.* ..........................            24,157            64,499
   Questar Corp. ...........................            12,482           347,249
   Radian Group, Inc. ......................            14,285           530,688
   Rayonier, Inc. ..........................             4,231           191,453
   Reader's Digest Assn ....................            14,955           225,821
   Republic Services, Inc.* ................            25,040           525,339
   Retek, Inc.* ............................             8,127            22,105
   Reynolds & Reynolds Co. .................            10,601           270,007
   RF Micro Devices* .......................            25,854           189,510
   Rollins, Inc. ...........................             4,609           117,299
   Roslyn Bancorp, Inc. ....................            12,677           228,566
   Ross Stores, Inc. .......................            11,886           503,848
   RPM International, Inc. .................            17,561           268,332
   RSA Security, Inc.* .....................             8,693            52,071
   Ruddick Corp. ...........................             7,112            97,363
   Saks Incorporated* ......................            21,863           256,672
   Sandisk Corp.* ..........................            10,537           213,901
   SCANA Corp. .............................            16,924           523,967
   Scholastic Corp.* .......................             5,965           214,442
   SEI Investments .........................            16,207           440,506
   Semtech Corp.* ..........................            11,251           122,861
   Sensient Technologies Corp. .............             7,249           162,885
   Sepracor, Inc.* .........................            12,863           124,385
   Sequa Corp. Cl A* .......................             1,591            62,224
   SICOR, Inc.* ............................            17,891           283,572
   Sierra Pacific Resources* ...............            15,588           101,322
   Silicon Valley Bancshares* ..............             6,546           119,465
   Six Flags, Inc.* ........................            14,114            80,591
   Smith International, Inc.* ..............            15,467           504,534
   Smithfield Foods, Inc.* .................            16,698           331,288
   Solutia, Inc. ...........................            16,035            58,207
   Sonoco Products Co. .....................            14,714           337,392
   Sotheby's Holdings* .....................             9,398            84,582
   Sovereign Bancorp, Inc. .................            39,918           560,848
   SPX, Inc.* ..............................            12,307           460,897
   StanCorp Financial Group, Inc. ..........             4,529           221,242
   Steris Corp.* ...........................            10,607           257,220
   Storage Technology Corp.* ...............            16,277           348,653
   Superior Industries Intl ................             4,230           174,953
   Swift Transportation Co., Inc. ..........            12,782           255,870
   Sybase, Inc.* ...........................            14,459           193,751
   Sykes Enterprises, Inc.* ................             6,160            20,205
   Sylvan Learning Systems, Inc.* ..........             6,156           100,958
   Symantec Corp.* .........................            22,143           895,684
   Synopsys, Inc.* .........................            11,560           533,494
   TCF Financial ...........................            11,327           494,877
   Tech Data Corp.* ........................             8,613           232,206
   Tecumseh Products Co. Cl A ..............             2,833           125,020
   Teleflex, Inc. ..........................             6,015           257,983
   Telephone & Data Systems, Inc. ..........             8,978           422,146
   Tidewater, Inc. .........................             9,283           288,701
   Timberland Company Cl A* ................             5,631           200,520
   Titan Corp.* ............................            11,896           123,718
   Tootsie Roll Inds., Inc. ................             7,888           242,004
   Transaction Systems Architects ..........             5,413            35,185
   Triad Hospitals, Inc.* ..................            11,418           340,599
   Trinity Industries ......................             7,006           132,834
   Triquint Semiconductor, Inc.* ...........            20,247            85,847
   Tyson Foods, Inc. .......................            53,904           604,803
   Unifi, Inc.* ............................             8,252            43,323
   United Rentals* .........................            11,690           125,784
   Unitrin, Inc. ...........................            10,353           302,515
   Universal Corp. .........................             3,933           145,364
   Universal Health Services Cl B ..........             9,252           417,265
   Valassis Communication, Inc.* ...........             8,036           236,499
   Valero Energy Corp. .....................            16,285           601,568
   Valspar Corp. ...........................             7,656           338,242
   Varco International, Inc.* ..............            14,763           256,876
   Varian Medical Systems, Inc.* ...........            10,365           514,104
   Varian, Inc.* ...........................             5,145           147,610
   Vectren Corporation .....................            10,378           238,694
   Vertex Pharmaceutical* ..................            11,671           184,985
   Viad Corp. ..............................            13,463           300,898
   Vishay Intertechnology, Inc.* ...........            24,411           272,915
   VISX, Inc.* .............................             7,881            75,500
   Waddell & Reed Financial, Inc. ..........            12,263           241,213
   Wallace Computer Svcs., Inc. ............             6,348           136,545
   Washington Post Co. Cl B ................             1,455         1,073,790
   Wausau-Mosinee Paper Corp. ..............             7,896            88,593
   Weatherford International Ltd. ..........            19,864           793,170
   Webster Financial Corp. .................             7,027           244,539
   Westamerica Bancorp .....................             5,111           205,359
   Westar Energy Inc. ......................            10,949           108,394
   Western Gas Resources ...................             5,004           184,396
   Westwood One, Inc.* .....................            16,215           605,791
   WGL Holdings, Inc. ......................             7,446           178,107
   Whole Foods Market, Inc.* ...............             8,774           462,652
   Williams-Sonoma, Inc.* ..................            17,723           481,178
   Wilmington Trust Corp. ..................            10,012           317,179
   Wind River Systems* .....................            12,049            49,400
   Wisconsin Energy Corp. ..................            17,663           445,107
   WPS Resources ...........................             4,873           189,169
   XTO Energy, Inc. ........................            19,353           478,018
   York International Corp. ................             6,013           153,751
                                                                    ------------
TOTAL COMMON STOCKS+
   (Cost: $128,828,247) 94.0% ..............                        $107,352,405
                                                                    ============

----------
* Non-income producing security.

+ See "(b)" on page 27 for economic sector weightings.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                           Face
                                      Rate   Maturity     Amount        Value
                                      ----   --------     ------        -----
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
   U.S. Treasury Bill(a) ...........  0.99%  3/20/2003  $ 600,000   $    598,458
   U.S. Treasury Bill(a) ...........  1.15   3/27/2003    200,000        199,456
                                                                    ------------
                                                                         797,914
                                                                    ------------
AGENCIES (1.0%)
   Federal Home Loan Mtge. Corp. ...  0.75    1/2/2003   1,190,000     1,189,975
                                                                    ------------
COMMERCIAL PAPER (4.3%)
   Du Pont (E.I.) De Nemours
     & Co. .........................  1.25    1/6/2003   2,000,000     1,999,653
   Emerson Electric Co. ............  1.18    1/2/2003   2,900,000     2,899,905
                                                                    ------------
                                                                       4,899,558
                                                                    ------------
TOTAL SHORT-TERM DEBT
  SECURITIES
   (Cost: $6,887,449) 6.0% .....................................       6,887,447
                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $135,715,696) 100.0% .................................    $114,239,852
                                                                    ============

----------
FUTURES CONTRACTS OUTSTANDING AS OF December 31, 2002

                                    Expiration   Underlying Face    Unrealized
                                       Date      Amount at Value    Gain/(Loss)
                                    -----------  ---------------    -----------
PURCHASED
   32 S&P MidCap 400 Stock
     Index Futures Contracts....     March 2003     $6,878,400        $ 3,000

Face value of futures purchased and outstanding as a percentage of total investments in securities: 6.0%

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

(b) The common stocks included in the Mid-Cap Equity Index Fund's Portfolio of Investments in Securities at December 31, 2002 are those which comprise the 400 stocks included in the Standard & Poor's MidCap 400 Index(R) ("S&P MidCap 400"). The fund generally invests in all 400 stocks in the S&P Mid-Cap 400 Index in proportion to their weighting in the index. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. As of December 31, 2002 the sector weightings of the common stocks of the Mid-Cap Equity Index Fund was as follows:

      Basic Materials.................   5.1%   Healthcare...............  12.1%
      Consumer Cyclical...............  16.7    Industrials..............  13.1
      Consumer Non-Cyclical...........   5.7    Technology...............  12.6
      Energy..........................   7.5    Telecommunications.......   0.6
      Financials......................  18.9    Utilities................   7.7

      "Standard & Poor's does not sponsor, endorse, sell or promote the Equity Index Fund. "Standard & Poor's(R)", "S&P(R)", and "S&P MidCap 400 Index(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the Mid-Cap Equity Index Fund and makes no representation as to the advisability of investing in the fund.

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                                                              Face
                                                           Rating*   Rate     Maturity       Amount         Value
                                                           ------    ----     --------       ------         ------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.8%)
    U.S. Treasury Note ..................................    AAA     1.75%    12/31/04    $ 26,000,000    $ 26,077,194
    U.S. Treasury Bond ..................................    AAA     6.13     11/15/27       6,000,000       7,010,388
    U.S. Treasury Strip .................................    AAA     0.00     05/15/14      10,000,000       5,961,890
    U.S. Treasury Strip .................................    AAA     0.00     02/15/17      15,000,000       7,478,250
                                                                                                          ------------
                                                                                                            46,527,722
                                                                                                          ------------
AGENCIES/OTHER GOVERNMENTS (41.8%)
MORTGAGE-BACKED OBLIGATIONS: (35.4%)
    FHLMC ...............................................    AAA     8.00     07/15/06         117,704         121,218
    FHLMC ...............................................    AAA     7.50     04/01/07          16,296          17,508
    FHLMC ...............................................    AAA     5.00     04/15/16       4,500,000       4,658,909
    FHLMC ...............................................    AAA     6.50     11/01/21       3,755,662       3,940,035
    FHLMC ...............................................    AAA     6.00     03/15/25      10,492,000      10,935,004
    FNMA ................................................    AAA     8.00     03/01/31       1,184,659       1,277,114
    FNMA ................................................    AAA     7.50     06/01/31       1,991,190       2,114,749
    FNMA ................................................    AAA     7.00     09/01/31       2,959,014       3,112,421
    FNMA ................................................    AAA     7.00     11/01/31       2,778,351       2,922,392
    FNMA ................................................    AAA     6.00     04/01/32       4,596,132       4,757,736
    FNMA ................................................    AAA     8.00     04/01/32       2,848,392       3,061,834
    FNMA ................................................    AAA     6.50     04/01/32       7,577,230       7,893,019
    FNMA ................................................    AAA     7.50     04/01/32       2,128,397       2,259,689
    FNMA ................................................    AAA     8.00     04/01/32         837,594         900,406
    FNMA ................................................    AAA     6.00     04/01/32       5,332,204       5,519,689
    FNMA ................................................    AAA     6.00     05/01/32      12,496,546      12,935,937
    FNMA ................................................    AAA     6.50     05/01/32      18,755,995      19,537,670
    FNMA ................................................    AAA     6.50     05/01/32       5,993,956       6,243,760
    FNMA ................................................    AAA     7.50     06/01/32       5,599,558       5,944,972
    FNMA ................................................    AAA     7.00     06/01/32       8,073,404       8,491,679
    FNMA ................................................    AAA     5.00     09/25/32       3,500,000       3,620,320
    FNMA ................................................    AAA     5.50     02/25/15      10,000,000      10,524,120
    FNMA ................................................    AAA     6.50     09/01/16       1,406,651       1,487,197
    FNMA ................................................    AAA     6.00     03/01/17       2,367,770       2,477,703
    FNMA ................................................    AAA     6.50     03/01/17       3,639,609       3,840,763
    FNMA ................................................    AAA     5.50     04/01/17       1,508,478       1,566,191
    FNMA ................................................    AAA     6.50     05/01/17       1,142,874       1,206,039
    FNMA ................................................    AAA     5.50     05/01/17       3,174,384       3,295,833
    FNMA ................................................    AAA     5.50     05/01/17       1,147,710       1,191,621
    GNMA (1) ............................................    AAA     6.50     04/15/31       1,534,222       1,611,360
    GNMA (1) ............................................    AAA     7.00     09/15/31       2,191,448       2,323,149
    GNMA (1) ............................................    AAA     7.00     09/15/31       1,607,179       1,703,768
    GNMA (1) ............................................    AAA     6.50     12/15/31       4,335,955       4,553,959
    GNMA (1) ............................................    AAA     7.00     05/15/32       1,456,214       1,543,801
    GNMA (1) ............................................    AAA     6.50     05/15/32       1,862,931       1,956,625
    Vendee Mtge. Tr. 2002-3 (1) .........................    AAA     6.00     04/15/27       3,000,000       3,170,988
                                                                                                          ------------
                                                                                                           152,719,178
                                                                                                          ------------
NON-MORTGAGE-BACKED OBLIGATIONS: (6.4%)
    Connecticut Housing Fin. Auth .......................    AAA     7.63     05/15/21       2,500,000       2,563,175
    FNMA ................................................    AAA     3.25     11/15/07      25,000,000      25,189,600
                                                                                                          ------------
                                                                                                            27,752,775
                                                                                                          ------------

    The accompanying notes are an integral part of these financial statements

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                                                          Face
                                               Rating*         Rate       Maturity        Amount          Value
                                               -------         ----       --------        ------          -----
LONG-TERM DEBT SECURITIES (CONTINUED):
BASIC MATERIALS (11.9%)
    Georgia-Pacific (Timber Group)..........       BB+          8.63%     04/30/25      $ 7,000,000     $ 5,740,000
    Inco Ltd................................      BBB-          9.60      06/15/22        7,500,000       7,903,958
    Intl. Flavors & Fragrances..............      BBB+          6.45      05/15/06        2,500,000       2,700,430
    Millennium America, Inc.................      BBB-          7.00      11/15/06       10,000,000       9,662,500
    Millennium America, Inc.................      BBB-          7.63      11/15/26        5,000,000       4,156,250
    PolyOne Corp............................     Baa3(3)        6.88      12/15/05        5,000,000       4,616,285
    PolyOne Corp............................       BB+          7.50      12/15/15        3,750,000       2,956,504
    Praxair, Inc............................      BBB+          6.90      11/01/06        5,000,000       5,600,425
    Solutia, Inc............................       BB-          6.72      10/15/37        7,500,000       5,634,375
    USX Corp................................      BBB+          8.75      09/15/22        2,000,000       2,424,864
                                                                                                        -----------
                                                                                                         51,395,591
                                                                                                        -----------
CONSUMER, CYCLICAL (9.7%)
    Borg-Warner, Inc........................      BBB+          8.00      10/01/19       10,000,000      11,251,340
    Centex Corp.............................      BBB-          8.75      03/01/07        2,000,000       2,281,120
    Centex Corp.............................      BBB-          7.38      06/01/05        5,000,000       5,317,725
    Fruit of the Loom, Inc. (2).............       NR           7.00      03/15/11        1,439,236         211,856
    Fruit of the Loom, Inc. (2).............       NR           7.38      11/15/23          426,087          51,216
    Hasbro, Inc.............................       BB           8.50      03/15/06        4,500,000       4,590,000
    Kellwood, Co. ..........................      BBB-          7.88      07/15/09       10,000,000       9,738,510
    Neiman-Marcus Group, Inc................      BBB           7.13      06/01/28        2,500,000       2,524,738
    Oakwood Homes Corp. ....................      CCC           8.13      03/01/09        2,500,000         612,500
    Polaroid Corp. (2)......................       Ca(3)        7.25      01/15/07        3,750,000         178,125
    Tommy Hilfiger USA, Inc.................      BBB-          6.50      06/01/03        5,000,000       5,025,000
                                                                                                        -----------
                                                                                                         41,782,130
                                                                                                        -----------
CONSUMER, NON-CYCLICAL (1.4%)
    Ralston Purina Co.......................      AAA           8.63      02/15/22        2,500,000       3,419,715
    Supervalu, Inc..........................      BBB           8.88      11/15/22        2,500,000       2,614,760
                                                                                                        -----------
                                                                                                          6,034,475
                                                                                                        -----------
ENERGY (5.4%)
    Louis Dreyfus Natural Gas Corp..........      BBB           9.25      06/15/04        2,000,000       2,146,374
    Lyondell Chemical Co....................       BB           0.25      11/01/10        7,500,000       7,050,000
    NorAm Energy Corp.......................      BBB           6.38      11/01/03        5,000,000       4,800,000
    Southern Union Co.......................      BBB+          7.60      02/01/24       10,000,000       9,555,800
                                                                                                        -----------
                                                                                                         23,552,174
                                                                                                        -----------
FINANCIAL (10.5%)
    Berkley (W.R.) Corp.....................      BBB+          8.70      01/01/22        5,000,000       5,273,230
    Executive Risk, Inc.....................        A+          7.13      12/15/07        5,000,000       5,675,525
    Fairfax Financial Holdings, Ltd ........       BB+          8.25      10/01/15        2,500,000       1,692,183
    First American Corp.....................      BBB           7.55      04/01/28        1,500,000       1,365,503
    Harleysville Group, Inc.................      BBB+          6.75      11/15/03        2,500,000       2,571,303
    Lehman Brothers Holdings, Inc...........        A           0.00      07/28/28       10,000,000       1,317,730
    Morgan (J.P.) & Co., Inc................        A           0.00      04/15/27       32,500,000       4,633,038
    Nationwide Health Properties............      BBB-          7.90      11/20/06        5,000,000       5,420,335
    Rank Group Financial....................      BBB-          6.75      11/30/04        5,000,000       5,239,750
    Simon Property Group, Inc...............      BBB           7.88      03/15/16        5,000,000       5,734,554
    Triad Guaranty..........................        A           7.90      01/15/28        3,250,000       3,065,636
    Vesta Insurance Group, Inc..............       B2(3)        8.75      07/15/25        5,000,000       3,533,435
                                                                                                        -----------
                                                                                                         45,522,222
                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                                                       Face
                                                  Rating*     Rate       Maturity     Amount          Value
                                                  -------     ----       --------     ------          -----
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTHCARE (1.7%)
    Bausch & Lomb, Inc...........................    BBB-      6.75%     12/15/04   $ 2,000,000   $  2,009,087
    Bausch & Lomb, Inc...........................    BBB-      6.38      08/01/03     5,250,000      5,244,392
                                                                                                  ------------
                                                                                                     7,253,479
                                                                                                  ------------
INDUSTRIAL (4.8%)
    Arrow Electronics, Inc.......................    BBB-      8.70      10/01/05     2,500,000      2,571,828
    Clark Equipment Co...........................    BBB+      8.35      05/15/23     5,000,000      5,682,304
    Harman Intl. Industries, Inc.................    BBB-      7.13      02/15/07     2,500,000      2,634,252
    Thermo Electron Corp., Inc. .................    BBB       4.00      01/15/05    10,000,000      9,875,000
                                                                                                  ------------
                                                                                                    20,763,384
                                                                                                  ------------
TELECOMMUNICATIONS (0.1%)
    Teleglobe, Inc. (2)..........................     NR       7.20      07/20/09    10,500,000        236,250
                                                                                                  ------------
UTILITIES (1.3%)
    Aquila, Inc..................................     BB       8.00      03/01/23    10,000,000      5,908,360
    Pacific Bell.................................     AA-      6.63      10/15/34        30,000         31,367
                                                                                                  ------------
                                                                                                     5,939,727
                                                                                                  ------------
TOTAL LONG-TERM DEBT SECURITIES
    (Cost: $440,302,614) 99.4%.................................................................   $429,479,107
                                                                                                  ============

                                                                               Face
                                                    Rate        Maturity       Amount            Value
                                                    ----        --------       ------            -----
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
    Bayer Corporation.......................        1.22%       01/02/03     $2,700,000      $  2,699,909
                                                                                             ------------
TOTAL SHORT-TERM DEBT SECURITIES
    (Cost: $2,699,909) 0.6%..............................................................       2,699,909
                                                                                             ------------
TOTAL INVESTMENTS
    (Cost: $443,002,523) 100.0%..........................................................    $432,179,016
                                                                                             ============

----------
* Ratings as per Standard & Poor's Corporation, except where noted, and are unaudited.

Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association NR = Issue not rated by either S&P or Moody's

(1)   U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)   Issue not rated by S&P ; Moody's rating assigned.

      The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of December 31, 2002 is 8.9%.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                                                               Face
                                                 Rating*         Rate       Maturity           Amount          Value
                                                 -------         ----       --------           ------          -----
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (9.5%)
    U.S. Treasury Note.......................      AAA           3.38%      04/30/04         $ 500,000       $  513,535
    U.S. Treasury Note.......................      AAA           2.88       06/30/04           500,000          511,055
    U.S. Treasury Note.......................      AAA           2.13       08/31/04           500,000          505,567
    U.S. Treasury Note.......................      AAA           3.63       08/31/03           750,000          761,836
    U.S. Treasury Note.......................      AAA           2.75       10/31/03           250,000          253,145
    U.S. Treasury Note.......................      AAA           3.00       11/30/03           500,000          508,028
    U.S. Treasury Note.......................      AAA           3.00       01/31/04           500,000          509,297
                                                                                                             ----------
                                                                                                              3,562,463
                                                                                                             ----------
AGENCIES (82.3%)
MORTGAGE-BACKED OBLIGATIONS: (82.3%)
    FHLMC....................................      AAA           6.50       09/01/04            30,923           31,771
    FHLMC....................................      AAA           8.50       06/01/06           158,555          169,768
    FHLMC....................................      AAA           7.50       02/15/07            81,283           84,903
    FHLMC....................................      AAA           7.00       03/15/07            94,830           99,000
    FHLMC....................................      AAA           7.50       09/01/07            77,205           81,761
    FHLMC....................................      AAA           7.25       11/01/07             8,266            8,285
    FHLMC....................................      AAA           6.50       12/15/07           542,836          568,145
    FHLMC....................................      AAA           7.75       05/01/08           178,239          189,891
    FHLMC....................................      AAA           6.00       09/15/08            30,048           30,562
    FHLMC....................................      AAA           6.00       10/01/08           351,611          372,012
    FHLMC....................................      AAA           5.50       04/01/09           254,100          265,094
    FHLMC....................................      AAA           5.50       06/01/09           361,303          379,961
    FHLMC....................................      AAA           8.25       10/01/09            91,427           95,528
    FHLMC....................................      AAA           6.50       11/01/09            98,042          104,167
    FHLMC....................................      AAA           5.50       11/15/09           500,000          516,719
    FHLMC....................................      AAA           7.50       07/01/10            50,769           54,183
    FHLMC....................................      AAA           6.00       11/01/10           237,787          251,608
    FHLMC....................................      AAA           5.00       04/15/12         2,500,000        2,602,065
    FHLMC....................................      AAA           7.00       02/01/14           271,867          290,330
    FHLMC....................................      AAA           6.50       04/01/14           987,145        1,046,164
    FHLMC....................................      AAA           8.00       05/01/14            64,054           66,167
    FHLMC....................................      AAA           5.00       04/15/16           700,000          724,719
    FHLMC....................................      AAA           6.00       07/01/16           381,413          394,288
    FHLMC....................................      AAA           8.50       09/01/17            38,247           40,818
    FHLMC....................................      AAA           8.00       09/01/18           186,867          199,755
    FHLMC....................................      AAA           6.00       02/01/19           348,519          363,715
    FHLMC....................................      AAA           5.50       02/15/19           600,000          618,379
    FHLMC....................................      AAA           5.50       07/15/19         1,000,000        1,029,054
    FHLMC....................................      AAA           6.00       07/15/20           512,478          525,375
    FHLMC....................................      AAA           6.50       02/15/21           158,430          161,905
    FHLMC....................................      AAA           7.50       03/15/21           148,157          152,369
    FHLMC....................................      AAA           4.00       09/15/21         2,500,000        2,504,018
    FHLMC....................................      AAA           5.50       01/15/22         1,000,000        1,027,787
    FHLMC....................................      AAA           4.50       08/15/22         1,000,000        1,014,331
    FHLMC....................................      AAA           5.75       08/15/23           500,000          508,848
    FHLMC....................................      AAA           6.00       09/15/23           500,000          507,784
    FHLMC....................................      AAA           5.50       12/15/23           600,000          611,714

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                                                                Face
                                                Rating*         Rate        Maturity           Amount             Value
                                                -------         ----        --------           ------             -----
LONG-TERM DEBT SECURITIES:
AGENCIES (Continued)
MORTGAGE-BACKED OBLIGATIONS: (Continued)
    FHLMC....................................      AAA           5.75%      07/15/24          $232,014      $  234,660
    FNMA.....................................      AAA           7.00       11/25/04            40,676          40,630
    FNMA.....................................      AAA           8.25       10/01/05             3,364           3,503
    FNMA.....................................      AAA           7.50       07/01/06            94,117          97,934
    FNMA.....................................      AAA           7.50       09/01/06            63,778          65,726
    FNMA.....................................      AAA           7.50       02/25/07            44,074          45,150
    FNMA.....................................      AAA           6.50       03/25/07           185,843         190,289
    FNMA.....................................      AAA           7.50       05/01/07            62,057          62,940
    FNMA.....................................      AAA           7.75       03/01/08            80,443          85,230
    FNMA.....................................      AAA           8.00       04/01/08            59,497          64,122
    FNMA.....................................      AAA           6.00       09/01/08           214,337         226,796
    FNMA.....................................      AAA           7.50       09/01/08           101,864         107,843
    FNMA.....................................      AAA           5.50       11/01/08           172,321         181,360
    FNMA.....................................      AAA           5.50       12/01/08            32,307          34,001
    FNMA.....................................      AAA           7.50       01/01/09            49,348          51,433
    FNMA.....................................      AAA           5.50       02/01/09           108,726         114,430
    FNMA.....................................      AAA           6.00       07/01/09           267,675         283,234
    FNMA.....................................      AAA           8.50       12/01/09            78,626          86,307
    FNMA.....................................      AAA           8.25       01/01/10           137,000         144,687
    FNMA.....................................      AAA           6.00       01/01/11           126,216         133,552
    FNMA.....................................      AAA           6.00       07/25/11           500,000         515,531
    FNMA.....................................      AAA           5.00       08/25/12         2,000,000       2,100,600
    FNMA.....................................      AAA           6.00       09/01/12           359,998         379,936
    FNMA.....................................      AAA           6.50       08/01/13           230,437         241,380
    FNMA.....................................      AAA           6.00       07/25/14           250,000         260,469
    FNMA.....................................      AAA           5.50       02/25/16           190,000         197,693
    FNMA.....................................      AAA           8.75       09/01/16           158,245         168,698
    FNMA.....................................      AAA           8.00       06/01/17            41,187          43,596
    FNMA.....................................      AAA           6.00       12/25/18           640,000         672,930
    FNMA.....................................      AAA           4.75       12/25/20         1,250,000       1,295,313
    FNMA.....................................      AAA           6.25       01/25/21            10,219          10,208
    FNMA.....................................      AAA           4.50       01/25/21         1,000,000       1,020,470
    FNMA.....................................      AAA           4.50       08/25/21           500,000         507,814
    FNMA.....................................      AAA           6.00       11/18/21           167,050         167,407
    FNMA.....................................      AAA           6.25       01/25/22           306,094         311,096
    FNMA.....................................      AAA           6.25       02/25/22           199,537         204,975
    FNMA.....................................      AAA           6.50       06/25/22           125,000         128,057
    FNMA.....................................      AAA           6.00       09/25/22           147,951         150,917
    FNMA.....................................      AAA           5.00       09/25/22           373,000         386,102
    FNMA.....................................      AAA           6.50       01/25/23           296,111         312,913
    FNMA.....................................      AAA           6.50       12/25/23           200,000         212,438
    GNMA (1).................................      AAA           9.50       12/20/03             5,137           5,195
    GNMA (1).................................      AAA           7.50       07/15/07           161,348         171,125
    GNMA (1).................................      AAA           7.00       08/15/07           136,387         145,941
    GNMA (1).................................      AAA           7.50       05/20/08           108,530         116,493
    GNMA (1).................................      AAA           6.00       11/15/08           125,567         133,855
    GNMA (1).................................      AAA           6.00       06/15/09            98,387         104,853

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                                                               Face
                                                 Rating*         Rate       Maturity           Amount         Value
                                                 -------         ----       --------           ------         -----
LONG-TERM DEBT SECURITIES:
AGENCIES (Continued)
MORTGAGE-BACKED OBLIGATIONS: (Continued)
    GNMA (1).................................      AAA           9.00%      03/15/10         $  53,469      $    59,428
    GNMA (1).................................      AAA           4.00       07/20/26         1,000,000        1,008,673
                                                                                                            -----------
                                                                                                             30,980,876
                                                                                                            -----------
CONSUMER, CYCLICAL (0.7%)
    Hasbro, Inc..............................       BB           7.95       03/15/03           250,000          250,625
                                                                                                            -----------
ENERGY (0.7%)
    Louis Dreyfus Natural Gas Corp...........      BBB           9.25       06/15/04           250,000          268,297
                                                                                                            -----------
FINANCIAL (5.6%)
    MORTGAGE-BACKED OBLIGATIONS (5.6%):
    Chemical Mtge. Securities, Inc...........      AAA           6.50       02/25/24            39,866           39,844
    PNC Mortgage Securities Corp.............      AAA           7.50       07/25/24         1,000,000        1,024,845
    Prudential Home Mtge. Secs. Co...........      AAA           6.75       09/25/08           131,642          132,357
    Prudential Home Mtge. Secs. Co...........      AAA           6.00       01/25/09            63,422           63,473
    Residential Asset Mtge. Prod., Inc.......      AAA           4.92       07/25/26           500,000          516,730
    Residential Funding Mtge. Sec............      AAA           6.50       08/25/13           261,408          268,025
    Residential Funding Mtge. Sec............      AAA           6.25       03/25/14            85,646           86,071
                                                                                                            -----------
                                                                                                              2,131,345
                                                                                                            -----------
TOTAL LONG-TERM DEBT SECURITIES
    (Cost: $36,905,822) 98.8%.....................................................................          $37,193,606
                                                                                                            ===========

                                                                                       Face
                                                        Rate        Maturity          Amount              Value
                                                        ----        --------          ------              -----
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.2%)
    Bayer Corporation........................           1.22%       01/02/03          $460,000              $   459,984
                                                                                                            -----------
TOTAL SHORT-TERM DEBT SECURITIES
    (Cost: $459,984) 1.2%.........................................................................              459,984
                                                                                                            -----------
TOTAL INVESTMENTS
    (Cost: $37,365,806) 100.0%....................................................................          $37,653,590
                                                                                                            ===========

----------
* Ratings as per Standard & Poor's Corporation, and are unaudited.

Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association

(1) U.S. Government guaranteed security.

The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of December 31, 2002 is 0.7%.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                                                              Face
                                                     Rating*       Rate     Maturity         Amount            Value
                                                     -------       ----     --------         ------            -----
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
    U.S. Treasury Note.......................          AAA         3.00%     11/15/07       $1,000,000      $ 1,012,031
                                                                                                            -----------
AGENCIES (85.0%)
MORTGAGE-BACKED OBLIGATIONS: (18.6%)
    FHLMC....................................          AAA         8.00      07/15/06           58,852           60,609
    FHLMC....................................          AAA         7.00      02/01/14          271,867          290,330
    FHLMC....................................          AAA         4.00      09/15/21        5,000,000        5,008,035
    FNMA.....................................          AAA         6.50      11/25/05           57,559           57,497
    FNMA.....................................          AAA         7.00      04/25/07          212,518          225,696
    FNMA.....................................          AAA         5.50      02/25/15        5,000,000        5,262,060
    FNMA.....................................          AAA         5.50      02/25/26        5,000,000        5,166,000
                                                                                                            -----------
                                                                                                             16,070,227
                                                                                                            -----------
NON-MORTGAGE-BACKED OBLIGATIONS: (66.4%)
    FHLB.....................................          AAA         5.13      03/06/06       15,000,000       16,300,845
    FHLMC....................................          AAA         4.88      03/15/07        2,500,000        2,701,228
    FHLMC....................................          AAA         3.50      09/15/07       10,000,000       10,208,310
    FHLMC....................................          AAA         6.63      09/15/09        5,000,000        5,865,200
    FNMA.....................................          AAA         4.25      07/15/07       10,000,000       10,544,040
    FNMA.....................................          AAA         3.25      11/15/07        3,000,000        3,022,752
    FNMA.....................................          AAA         6.63      09/15/09        7,500,000        8,799,443
                                                                                                            -----------
                                                                                                             57,441,818
                                                                                                            -----------
BASIC MATERIALS (1.3%)
    Cytec Industries, Inc....................          BBB         6.85      05/11/05          500,000          528,418
    Intl. Flavors & Fragrances...............          BBB+        6.45      05/15/06          250,000          270,043
    Millennium America, Inc..................          BBB-        7.00      11/15/06          250,000          241,563
    Solutia, Inc.............................           BB-        6.72      10/15/37          150,000          112,688
                                                                                                            -----------
                                                                                                              1,152,712
                                                                                                            -----------
CONSUMER, CYCLICAL (2.4%)
    Hasbro, Inc..............................           BB         8.50      03/15/06          500,000          510,000
    Target Corp..............................            A+        5.38      06/15/09        1,000,000        1,063,615
    Tommy Hilfiger USA, Inc..................          BBB-        6.50      06/01/03          500,000          502,500
                                                                                                            -----------
                                                                                                              2,076,115
                                                                                                            -----------
FINANCIAL (6.5%)
    Bear Stearns Cos., Inc...................            A         6.63      10/01/04          500,000          536,747
    Ford Motor Credit Co.....................          BBB         6.88      02/01/06          500,000          500,876
    General Motors Acceptance Corp...........          BBB         6.75      01/15/06          500,000          517,811
    Harleysville Group Inc...................          BBB+        6.75      11/15/03          250,000          257,130
    Heller Financial, Inc....................          AAA         6.38      03/15/06          500,000          554,300
    Household Finance Corp...................            A-        6.50      01/24/06          500,000          532,461
    Nationwide Health Properties.............          BBB-        7.60      11/20/28          350,000          368,406
    Nationwide Health Properties.............          BBB-        7.90      11/20/06          250,000          271,017
    Rank Group Financial.....................          BBB-        6.75      11/30/04          500,000          523,974
    Sprint Capital Corp......................          BBB-        7.13      01/30/06          500,000          495,000
    The CIT Group, Inc.......................            A         6.50      02/07/06          500,000          526,558
    Union Planters Corp......................          BBB-        6.75      11/01/05          500,000          549,815
                                                                                                            -----------
                                                                                                              5,634,095
                                                                                                            -----------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                                                            Face
                                                    Rating*       Rate      Maturity       Amount           Value
                                                    -------       ----      --------       ------           -----
LONG-TERM DEBT SECURITIES (CONTINUED):
HEALTHCARE (0.6%)
    Bausch & Lomb, Inc.......................         BBB-        6.75%     12/15/04      $ 250,000      $   251,136
    Bausch & Lomb, Inc.......................         BBB-        6.38      08/01/03        250,000          249,733
                                                                                                         -----------
                                                                                                             500,869
                                                                                                         -----------
INDUSTRIAL (1.4%)
    Arrow Electronics, Inc...................         BBB-        8.70      10/01/05        500,000          514,366
    Crown Cork & Seal, Inc...................         CCC         6.75      04/15/03        500,000          490,000
    Harman Intl. Industries, Inc.............         BBB-        7.13      02/15/07        250,000          263,425
                                                                                                         -----------
                                                                                                           1,267,791
                                                                                                         -----------
UTILITIES (0.3%)
    Constellation Energy Group...............           A         6.13      07/01/03        250,000          254,619
                                                                                                         -----------
TOTAL LONG-TERM DEBT SECURITIES
    (Cost: $83,762,709) 98.7%......................................................................      $85,410,277
                                                                                                         ===========

                                                                                         Face
                                                        Rate        Maturity             Amount             Value
                                                        ----        --------             ------             -----
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.3%)
    Bayer Corporation........................           1.22%       01/02/03           $1,100,000        $ 1,099,963
                                                                                                         -----------
TOTAL SHORT-TERM DEBT SECURITIES
    (Cost: $1,099,963) 1.3%......................................................................          1,099,963
                                                                                                         -----------
TOTAL INVESTMENTS
    (Cost: $84,862,672) 100.0%...................................................................        $86,510,240
                                                                                                         ===========

----------
* Ratings as per Standard & Poor's Corporation, and are unaudited.

Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association

The total value of investments rated below-investment grade as a percentage of the Fund's total investments as of December 31, 2002 is 1.3%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
COMMON STOCKS:
BASIC MATERIALS (1.4%)
   Ecolab, Inc. ............................            12,700      $    628,650
   Praxair, Inc. ...........................            21,000         1,213,170
   Sigma-Aldrich Corp. .....................            25,500         1,241,850
                                                                    ------------
                                                                       3,083,670
                                                                    ------------
CONSUMER, CYCLICAL (10.2%)
   American Greetings Corp. Cl A* ..........            84,600         1,336,680
   AOL Time Warner, Inc.* ..................           174,380         2,284,378
   Avon Products, Inc. .....................            22,700         1,222,849
   Best Buy Co., Inc.* .....................            97,000         2,342,550
   Clear Channel Communications* ...........            24,400           909,876
   eBay, Inc.* .............................            21,670         1,469,659
   Gannett Co., Inc. .......................             4,250           305,150
   General Electric Co. ....................           198,860         4,842,241
   Home Depot, Inc. ........................            42,480         1,017,821
   Office Depot, Inc.* .....................           120,000         1,771,200
   Staples, Inc.* ..........................           120,000         2,196,000
   Tribune Co. .............................            13,400           609,164
   Viacom, Inc. Cl B* ......................            49,000         1,997,240
   Wal-Mart Stores, Inc. ...................            12,020           607,130
                                                                    ------------
                                                                      22,911,938
                                                                    ------------
CONSUMER, NON-CYCLICAL (2.1%)
   Coca-Cola Co. ...........................             5,250           230,055
   ConAgra Foods, Inc. .....................            26,800           670,268
   Coors (Adolph) Co. Cl B .................            10,000           612,500
   PepsiCo, Inc. ...........................               100             4,222
   Proctor & Gamble Co. ....................             3,000           257,820
   Sara Lee Corp. ..........................            57,400         1,292,074
   Sysco Corp. .............................            51,490         1,533,887
                                                                    ------------
                                                                       4,600,826
                                                                    ------------
ENERGY (3.9%)
   Apache Corp. ............................            44,660         2,545,173
   ChevronTexaco Corp. .....................             1,000            66,480
   Exxon Mobil Corp. .......................            79,890         2,791,357
   Occidental Petroleum Corp. ..............            25,500           725,475
   Schlumberger, Ltd. ......................            60,920         2,564,123
                                                                    ------------
                                                                       8,692,608
                                                                    ------------
FINANCIAL (13.1%)
   Aflac, Inc. .............................            20,500           617,460
   Allstate Corp. ..........................            12,230           452,388
   American Int'l. Group, Inc. .............            42,060         2,433,171
   Bank of America Corp. ...................            30,590         2,128,146
   Bear Stearns Cos., Inc. .................            40,700         2,417,580
   Citigroup, Inc. .........................            61,913         2,178,718
   Countrywide Financial Corp. .............            48,000         2,479,200
   Fannie Mae ..............................             1,000            64,330
   First Tennessee Natl. Corp. .............            17,000           610,980
   Golden West Financial Corp. .............            72,800         5,227,768
   Merrill Lynch & Co., Inc. ...............            60,000         2,277,000
   SLM Corporation .........................            29,900         3,105,414
   Safeco Corp. ............................           112,770        $3,909,736
   SouthTrust Corp. ........................            13,530           336,221
   Wachovia Corp. ..........................            17,000           619,480
   Wells Fargo & Company* ..................             7,870           368,867
                                                                    ------------
                                                                      29,226,459
                                                                    ------------
HEALTHCARE (5.7%)
   Bristol-Myers Squibb Co. ................           120,850         2,797,678
   Johnson & Johnson .......................            11,885           638,343
   Lilly (Eli) & Co. .......................            57,500         3,651,250
   Merck & Co., Inc. .......................            23,100         1,307,691
   Pfizer, Inc. ............................             6,560           200,539
   Pharmacia Corp. .........................            99,000         4,138,200
   Wyeth ...................................             1,000            37,400
                                                                    ------------
                                                                      12,771,101
                                                                    ------------
INDUSTRIAL (4.1%)
   Ball Corp. ..............................            24,500         1,254,155
   Deere & Co. .............................            88,670         4,065,520
   United Parcel Service Cl B ..............            61,600         3,885,728
                                                                    ------------
                                                                       9,205,403
                                                                    ------------
TECHNOLOGY (8.0%)
   Applied Materials, Inc.* ................           125,200         1,631,356
   BMC Software, Inc.* .....................            74,000         1,266,140
   Cisco Systems, Inc.* ....................            17,510           229,381
   Dell Computer Corp.* ....................           226,470         6,055,808
   Hewlett-Packard Co. .....................            66,700         1,157,912
   Intel Corp. .............................           107,600         1,675,332
   Intl. Business Machines Corp. ...........            31,850         2,468,375
   Microsoft Corp. .........................            19,300           997,810
   Xilinx, Inc.* ...........................            86,100         1,773,660
   Yahoo!, Inc.* ...........................            34,500           564,075
                                                                    ------------
                                                                      17,819,849
                                                                    ------------
TELECOMMUNICATIONS (3.5%)
   AT&T Wireless Services* .................           190,000         1,073,500
   Alltel Corp. ............................            16,440           838,440
   Nokia Corp.-Sp. ADR .....................            69,900         1,083,450
   QUALCOMM, Inc.* .........................            59,200         2,154,288
   SBC Communications, Inc. ................            75,520         2,047,347
   Verizon Communications ..................            16,240           629,300
                                                                    ------------
                                                                       7,826,325
                                                                    ------------
UTILITIES (2.2%)
   Consolidated Edison, Inc. ...............            15,000           642,300
   DTE Energy Co. ..........................            40,500         1,879,200
   Entergy Corp. ...........................            41,600         1,896,544
   FPL Group, Inc. .........................            10,300           619,339
                                                                    ------------
                                                                       5,037,383
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost: $126,582,905) 54.2% ..............                        $121,175,562
                                                                    ============

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                                                             Face
                                                   Rating*      Rate      Maturity           Amount            Value
                                                   -------      ----      --------           ------            -----
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.4%)
    U.S. Treasury Note.......................        AAA         1.75%     12/31/04       $ 3,500,000       $ 3,510,392
    U.S. Treasury Bond.......................        AAA         6.13      11/15/27         1,500,000         1,752,597
                                                                                                            -----------
                                                                                                              5,262,989
                                                                                                            -----------
AGENCIES/OTHER GOVERNMENTS (15.3%)
MORTGAGE-BACKED OBLIGATIONS: (14.4%)
    FHLMC....................................        AAA         5.50      10/15/30         1,636,287         1,686,434
    FHLMC....................................        AAA         8.00      07/15/06            58,852            60,609
    FHLMC....................................        AAA         5.00      04/15/16           500,000           517,657
    FHLMC....................................        AAA         4.50      09/15/22         5,500,000         5,539,864
    FHLMC....................................        AAA         6.00      03/15/25         2,500,000         2,605,558
    FNMA.....................................        AAA         8.00      03/01/31           311,752           336,082
    FNMA.....................................        AAA         7.50      06/01/31           548,299           582,322
    FNMA.....................................        AAA         7.00      09/01/31           820,321           862,850
    FNMA.....................................        AAA         7.00      11/01/31           694,588           730,598
    FNMA.....................................        AAA         7.50      02/01/32           291,927           309,951
    FNMA.....................................        AAA         6.00      03/01/32           614,497           636,132
    FNMA.....................................        AAA         6.00      04/01/32         1,172,483         1,213,709
    FNMA.....................................        AAA         7.00      04/01/32           523,950           551,095
    FNMA.....................................        AAA         8.00      04/01/32           219,107           235,525
    FNMA.....................................        AAA         6.50      04/01/32         2,083,738         2,170,580
    FNMA.....................................        AAA         7.50      04/01/32           532,047           564,867
    FNMA.....................................        AAA         8.00      04/01/32           359,095           386,024
    FNMA.....................................        AAA         6.00      04/01/32         1,465,338         1,516,861
    FNMA.....................................        AAA         6.00      05/01/32           932,578           965,368
    FNMA.....................................        AAA         6.50      05/01/32         1,379,117         1,436,593
    FNMA.....................................        AAA         6.50      05/01/32         1,528,660         1,592,368
    FNMA.....................................        AAA         7.50      06/01/32           394,335           418,660
    FNMA.....................................        AAA         7.00      06/01/32           582,217           612,381
    FNMA.....................................        AAA         6.50      07/01/32         1,088,105         1,133,453
    FNMA.....................................        AAA         6.50      09/01/16           396,748           419,466
    FNMA.....................................        AAA         6.00      03/01/17           186,008           194,645
    FNMA.....................................        AAA         6.50      03/01/17           272,971           288,057
    FNMA.....................................        AAA         5.50      04/01/17           411,403           427,143
    FNMA.....................................        AAA         6.50      05/01/17           275,866           291,113
    FNMA.....................................        AAA         5.50      05/01/17           236,894           245,958
    FNMA.....................................        AAA         5.50      05/01/17           286,928           297,905
    FNMA.....................................        AAA         5.50      06/01/17           129,451           134,404
    FNMA.....................................        AAA         6.50      06/01/17           235,124           248,119
    GNMA(1)..................................        AAA         6.50      04/15/31           410,953           431,615
    GNMA(1)..................................        AAA         7.00      05/15/31           214,944           227,861
    GNMA(1)..................................        AAA         7.00      09/15/31           159,793           169,396
    GNMA(1)..................................        AAA         7.00      09/15/31           444,539           471,255
    GNMA(1)..................................        AAA         6.50      10/15/31           279,602           293,659
    GNMA(1)..................................        AAA         6.50      12/15/31           304,277           319,574
    GNMA(1)..................................        AAA         6.50      05/15/32           487,910           512,448
    GNMA(1)..................................        AAA         7.00      05/15/32           374,455           396,976
                                                                                                            -----------
                                                                                                             32,035,135
                                                                                                            -----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                                                            Face
                                               Rating*          Rate      Maturity          Amount           Value
                                               -------          ----      --------          ------           -----
LONG-TERM DEBT SECURITIES (CONTINUED):
AGENCIES/OTHER GOVERNMENTS (CONTINUED)
NON-MORTGAGE-BACKED OBLIGATIONS: (0.9%)
    Connecticut Housing Fin. Auth............      AAA          7.63%     05/15/21       $ 1,000,000      $ 1,025,270
    Suffolk County, New York.................      AAA          5.80      11/01/04           250,000          260,323
    Suffolk County, New York.................      AAA          5.88      11/01/05           750,000          778,350
                                                                                                          -----------
                                                                                                            2,063,943
                                                                                                          -----------
BASIC MATERIALS (5.0%)
    Georgia-Pacific (Timber Group)...........       BB+         8.63      04/30/25         2,000,000        1,640,000
    Inco, Ltd................................      BBB-         9.60      06/15/22         2,500,000        2,634,653
    Millennium America, Inc..................      BBB-         7.63      11/15/26         2,500,000        2,078,125
    PolyOne Corp.............................       BB+         7.50      12/15/15         1,000,000          788,401
    Praxair, Inc.............................      BBB+         6.90      11/01/06         2,500,000        2,800,213
    Solutia, Inc.............................       BB-         6.72      10/15/37         1,500,000        1,126,875
                                                                                                          -----------
                                                                                                           11,068,267
                                                                                                          -----------
CONSUMER, CYCLICAL (6.6%)
    Borg-Warner, Inc.........................      BBB+         8.00      10/01/19         5,000,000        5,625,670
    Fruit of the Loom, Inc. (2)..............       NR          7.00      03/15/11           575,694           84,742
    Fruit of the Loom, Inc. (2)..............       NR          7.38      11/15/23           170,435           20,486
    Hasbro, Inc..............................       BB          8.50      03/15/06         4,000,000        4,080,000
    Kellwood, Co.............................      BBB-         7.88      07/15/09         2,500,000        2,434,628
    Neiman-Marcus Group, Inc.................      BBB          7.13      06/01/28         2,500,000        2,524,738
    Polaroid Corp. (2).......................        C(a)(3)    7.25      01/15/07         1,000,000           47,500
                                                                                                          -----------
                                                                                                           14,817,764
                                                                                                          -----------
CONSUMER, NON-CYCLICAL (2.2%)
    Ralston Purina Co........................      AAA          8.63      02/15/22         2,500,000        3,419,715
    Supervalu, Inc...........................      BBB          8.88      11/15/22         1,500,000        1,568,856
                                                                                                          -----------
                                                                                                            4,988,571
                                                                                                          -----------
ENERGY (3.6%)
    Lyondell Chemical Co.....................       BB         10.25      11/01/10         2,500,000        2,350,000
    NorAm Energy Corp........................      BBB          6.38      11/01/03         1,000,000          960,000
    Southern Union Co........................      BBB+         7.60      02/01/24         5,000,000        4,777,900
                                                                                                          -----------
                                                                                                            8,087,900
                                                                                                          -----------
FINANCIAL (5.8%)
    Berkley (W.R.) Corp......................      BBB+         8.70      01/01/22         1,500,000        1,581,969
    Fairfax Financial Holdings, Ltd..........       BB+         8.25      10/01/15           500,000          338,437
    First American Corp......................      BBB          7.55      04/01/28         2,250,000        2,048,254
    Harleysville Group, Inc..................      BBB+         6.75      11/15/03         1,000,000        1,028,521
    Lehman Brothers Holdings, Inc............        A          0.00      07/28/28         3,250,000          428,262
    Morgan (J.P.) & Co., Inc.................        A          0.00      04/15/27        10,000,000        1,425,550
    Nationwide Health Properties.............      BBB-         7.90      11/20/06         5,000,000        5,420,335
    Vesta Insurance Group, Inc...............        B2(3)      8.75      07/15/25         1,000,000          706,687
                                                                                                          -----------
                                                                                                           12,978,015
                                                                                                          -----------
HEALTHCARE (2.2%)
    Bausch & Lomb, Inc.......................      BBB-         6.75      12/15/04         2,500,000        2,511,360
    Bausch & Lomb, Inc.......................      BBB-         6.38      08/01/03         2,500,000        2,497,330
                                                                                                          -----------
                                                                                                            5,008,690
                                                                                                          -----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                                                             Face
                                                  Rating*       Rate      Maturity          Amount           Value
                                                  -------       ----      --------          ------           -----
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIAL (1.0%)
    Arrow Electronics, Inc...................      BBB-         8.70%     10/01/05        $  500,000       $    514,366
    Clark Equipment Co.......................      BBB+         8.35      05/15/23         1,500,000          1,704,692
                                                                                                           ------------
                                                                                                              2,219,058
                                                                                                           ------------
UTILITIES (0.8%)
    Aquila, Inc..............................       BB          8.00      03/01/23         3,000,000          1,772,508
                                                                                                           ------------
TOTAL LONG-TERM DEBT SECURITIES
    (Cost: $101,402,289) 44.9%.........................................................................    $100,302,840
                                                                                                           ============

                                                                                  Face
                                                    Rate      Maturity            Amount            Value
                                                    ----      --------            ------            -----
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.9%)
    Bayer Corporation........................       1.22%     01/02/03           $1,950,000       $  1,949,934
                                                                                                  ------------
TOTAL SHORT-TERM DEBT SECURITIES
    (Cost: $1,949,934) 0.9%.................................................................         1,949,934
                                                                                                  ------------
TEMPORARY CASH INVESTMENT**
    (Cost: $25,500) 0%(4)...................................................................            25,500
                                                                                                  ------------
TOTAL INVESTMENTS
    (Cost: $229,960,628) 100.0%.............................................................      $223,453,836
                                                                                                  ============

----------
 * Ratings as per Standard & Poor's Corporation, except where noted, and are unaudited.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2002 was .66%.

Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association
               GNMA = Government National Mortgage Association NR= Issue is not rated by either S&P or Moodys.

(1)   U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(3)   Issue not rated by S&P ; Moodys rating assigned.

(4)   Less than .05%.

The total value of investments not rated and/or below-investment grade as a percentage of the FundOs total investments as of December 31, 2002 is 5.8%.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 2002

                                                       Shares           Value
                                                       ------           -----
COMMON STOCKS:
BASIC MATERIALS (2.3%)
   Boise Cascade Corp. .....................            64,740      $  1,632,743
   Bowater, Inc. ...........................            43,160         1,810,562
   Worthington Industries, Inc. ............           130,460         1,988,210
                                                                    ------------
                                                                       5,431,515
                                                                    ------------
CONSUMER, CYCLICAL (16.5%)
   Chico's FAS, Inc.* ......................           184,378         3,486,588
   Coach Inc. * ............................           134,191         4,417,568
   Columbia Sportswear Co.* ................           105,197         4,672,851
   Guitar Center Inc.* .....................           141,941         2,350,543
   Hot Topic Inc. * ........................           121,348         2,776,442
   Hotels.com* .............................            21,551         1,177,331
   K-Swiss, Inc. Cl A ......................            71,448         1,551,136
   McClatchy Company Cl A ..................            34,080         1,933,358
   Oshkosh Truck Corp. .....................            31,800         1,955,700
   Pulitzer, Inc. ..........................            45,430         2,042,079
   Regis Corporation .......................           102,230         2,656,958
   Sensient Technologies Corp. .............            79,510         1,786,590
   Timberland Company Cl A* ................           115,128         4,099,708
   Toro Co. ................................            47,953         3,064,197
   United Stationers, Inc.* ................            54,870         1,580,311
                                                                    ------------
                                                                      39,551,360
                                                                    ------------
CONSUMER, NON-CYCLICAL (1.9%)
   Coors (Adolph) Co. Cl B .................            35,703         2,186,809
   FTI Consulting, Inc.* ...................            58,780         2,360,017
                                                                    ------------
                                                                       4,546,826
                                                                    ------------
ENERGY (11.2%)
   Equitable Resources, Inc. ...............            40,000         1,401,600
   Frontier Oil Crop .......................           215,590         3,712,460
   Oil States International, Inc. ..........           238,460         3,076,134
   Patterson UTI Energy, Inc.* .............            46,340         1,398,078
   Pogo Producing Co. ......................            86,810         3,233,673
   Premcor, Inc.* ..........................           166,470         3,700,628
   Quicksilver Resources* ..................            56,300         1,262,809
   Western Gas Resources ...................           145,760         5,371,256
   XTO Energy, Inc. ........................           145,990         3,605,953
                                                                    ------------
                                                                      26,762,591
                                                                    ------------
FINANCIAL (10.5%)
   Alabama National Bancorp ................           122,935         5,347,673
   Boston Private Finl. Holdings ...........            71,510         1,420,189
   East West Bancorp, Inc. .................            71,576         2,582,462
   Healthcare Realty Trust .................            43,330         1,267,403
   Hibernia Corp. Cl A .....................           174,350         3,357,981
   PrivateBancorp, Inc. ....................            16,070           608,410
   Silicon Valley Bancshares* ..............            75,000         1,368,750
   Sterling Bancshares, Inc. ...............           182,240         2,226,973
   Texas Regional Bancshares ...............            92,390         3,283,633
   UCBH Holdings, Inc. .....................            32,000         1,358,400
   UnionBanCal Corporation .................            34,000         1,335,180
   Willow Grove Bancorp ....................            72,840         1,012,476
                                                                    ------------
                                                                      25,169,530
                                                                    ------------
HEALTHCARE (14.3%)
   Alaris Medical* .........................           299,053         1,824,223
   Centene Corporation* ....................            49,840         1,674,126
   Closure Medical Corporation* ............            42,010           440,265
   Cytyc Corp.* ............................           197,170         2,011,134
   Edwards LifeSciences Corp.* .............            85,705         2,182,906
   Exact Sciences Corp.* ...................           164,791         1,784,687
   Health Net, Inc.* .......................           142,030         3,749,592
   IDEXX Laboratories, Inc.* ...............            61,927         2,062,169
   Mid Atlantic Medical Svcs., Inc. ........           108,220         3,506,328
   Neurocrine Biosciences, Inc.* ...........            37,832         1,727,409
   Scios, Inc.* ............................            67,520         2,199,802
   Steris Corp.* ...........................            94,097         2,281,852
   Telik, Inc.* ............................           145,902         1,701,217
   Triad Hospitals, Inc.* ..................           120,250         3,587,058
   Varian Medical Systems, Inc.* ...........            69,827         3,463,419
   WellChoice, Inc.* .......................             6,130           146,814
                                                                    ------------
                                                                      34,343,001
                                                                    ------------
INDUSTRIAL (14.2%)
   AGCO Corp.* .............................            66,000         1,458,600
   Arkansas Best Corp. .....................           103,840         2,697,867
   Benchmark Electronics* ..................            40,800         1,169,328
   Documentum, Inc.* .......................            84,863         1,328,955
   Electro Scientific Inds., Inc.* .........            72,624         1,452,480
   EMCOR Group, Inc.* ......................            49,410         2,619,224
   InterMune, Inc.* ........................            57,157         1,458,075
   Jacobs Engineering Group, Inc. ..........            72,220         2,571,032
   Kirby Corp.* ............................            98,620         2,701,202
   Kroll, Inc.* ............................           146,960         2,803,997
   Landstar System, Inc.* ..................            78,900         4,604,604
   Roadway Corporation .....................            45,430         1,672,278
   Temple-Inland, Inc. .....................            34,080         1,527,125
   Thomas Industries, Inc. .................            68,150         1,775,989
   Waste Connections, Inc.* ................           112,590         4,347,100
                                                                    ------------
                                                                      34,187,856
                                                                    ------------
TECHNOLOGY (21.2%)
   Amdocs Ltd.* ............................           225,473         2,214,145
   Broadcom Corp. Cl A* ....................           125,874         1,895,662
   Brooks-PRI Automation, Inc.* ............            92,508         1,060,142
   Charles River Laboratories, Inc. ........            52,377         2,015,467
   Cognizant Tech Solutions* ...............            24,223         1,749,627
   Cognos, Inc.* ...........................           102,490         2,403,391
   Compucom Systems, Inc.* .................           147,128           825,388
   Group 1 Software, Inc.* .................            50,550           604,073
   Hyperion Solutions, Corp.* ..............            81,243         2,085,508
   Imation Corp.* ..........................            83,343         2,923,672
   Integrated Circuit Systems, Inc. ........            91,305         1,666,316
   Intergraph Corp.* .......................           179,110         3,180,994
   International Rectifier* ................            94,322         1,741,184
   J D Edwards & Company* ..................           106,490         1,201,207
   Lattice Semiconductor Corp.* ............           258,361         2,265,826
   Marvell Technology Group* ...............            93,631         1,765,881
   Mercury Interactive Corp.* ..............            43,469         1,288,856
   Microchip Technology, Inc. ..............            85,709         2,095,585
   Micromuse, Inc.* ........................           281,480         1,075,254
   Networks Associates, Inc.* ..............            71,892         1,156,742
   Novellus Systems, Inc.* .................            76,876         2,158,678
   PEC Solutions, Inc.* ....................            75,312         2,251,829
   Pinnacle Systems, Inc.* .................           180,321         2,454,168
   Pixar, Inc.* ............................            57,432         3,043,321
   Quality Systems, Inc.* ..................             6,130           123,212
   Silicon Image, Inc.* ....................           238,489         1,430,934
   Skyworks Solutions, Inc.* ...............           117,630         1,013,970
   Western Digital Corp.* ..................           296,413         1,894,078
   Zebra Technologies Cl A* ................            22,720         1,301,855
                                                                    ------------
                                                                      50,886,965
                                                                    ------------
TOTAL COMMON STOCK
   (Cost: $221,215,199) 92.1% ..............                        $220,879,644
                                                                    ============

----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 2002

                                                                      Face
                                           Rate       Maturity       Amount         Value
                                           ----       --------       ------         -----
SHORT-TERM DEBT SECURITIES:
AGENCIES (3.8%)
    Federal Home Loan Mtge. Corp........   0.75%      01/02/03     $9,090,000  $  9,089,811
                                                                               ------------
COMMERCIAL PAPER (4.1%)
    Bayer Corporation...................   1.22       01/02/03      4,200,000     4,199,857
    Emerson Electric Co.................   1.18       01/02/03      5,700,000     5,699,813
                                                                               ------------
                                                                                  9,899,670
                                                                               ------------
TOTAL SHORT-TERM DEBT
  SECURITIES
    (Cost: $18,989,481) 7.9%.................................................    18,989,481
                                                                               ------------
Temporary Cash Investment**
    (Cost: $31,200) 0%(1)....................................................        31,200
                                                                               ------------
TOTAL INVESTMENTS
    (Cost: $240,235,880) 100.0%..............................................  $239,900,325
                                                                               ============

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2002 was .66%.

(1)   Less than .05%.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                                                              Mid-Cap
                                              Money Market   All America    Equity Index    Equity Index      Bond
                                                  Fund           Fund           Fund           Fund           Fund
                                              ------------   -----------    ------------    ------------      ----
ASSETS:
Investments at market value
  (Cost:
  Money Market Fund -- $93,207,384
  All America Fund -- $408,599,405
  Equity Index Fund -- $460,962,628
  Mid-Cap Equity Index Fund -- $135,715,696
  Bond Fund -- $443,002,523)
  (Notes 1 and 3) ...............               $93,207,270   $421,081,303   $389,783,914   $114,239,852   $432,179,016
Cash ............................                     2,595         24,339             66          4,936          6,378
Interest and dividends receivable                        --        479,455        585,825         77,252      4,578,351
Receivable for securities sold ..                        --             --             --             --            263
Receivable for daily variation
  on futures contracts ..........                        --         16,450         28,350         29,001             --
                                                -----------   ------------   ------------   ------------   ------------
TOTAL ASSETS ....................                93,209,865    421,601,547    390,398,155    114,351,041    436,764,008
                                                -----------   ------------   ------------   ------------   ------------
LIABILITIES:
Payable for securities purchased                         --        803,001             --             --             --
                                                -----------   ------------   ------------   ------------   ------------
NET ASSETS ......................               $93,209,865   $420,798,546   $390,398,155   $114,351,041   $436,764,008
                                                ===========   ============   ============   ============   ============
NUMBER OF SHARES
  OUTSTANDING (Note 4) ..........                78,577,012    262,348,266    253,311,309    118,234,245    342,922,024
                                                ===========   ============   ============   ============   ============
NET ASSET VALUES, offering and
  redemption price per share ....                     $1.19          $1.60          $1.54          $0.97          $1.27
                                                      =====          =====          =====          =====          =====

                                            Short-Term    Mid-Term       Composite   Aggressive Equity
                                             Bond Fund    Bond Fund        Fund            Fund
                                            ----------    ---------      ---------   -----------------
ASSETS:
Investments at market value
  (Cost:
  Short-Term Bond Fund -- $37,365,806
  Mid-Term Bond Fund -- $84,862,672
  Composite Fund -- $229,960,628
  Aggressive Equity Fund
    -- $240,235,880)
  (Notes 1 and 3) ...............           $37,653,590   $86,510,240   $223,453,836   $239,900,325
Cash ............................                 2,778         7,377             --            175
Interest and dividends receivable               186,368     1,092,349      1,583,464         92,331
Receivable for securities sold ..                27,369            --             --             --
                                            -----------   -----------   ------------   ------------
TOTAL ASSETS ....................            37,870,105    87,609,966    225,037,300    239,992,831
                                            -----------   -----------   ------------   ------------
LIABILITIES:

Payable for securities purchased                     --            --          7,654      2,227,040
                                            -----------   -----------   ------------   ------------
NET ASSETS ......................           $37,870,105   $87,609,966   $225,029,646   $237,765,791
                                            ===========   ===========   ============   ============
Number of Shares
  Outstanding (Note 4) ..........            36,078,826    89,738,715    184,674,555    191,430,581
                                            ===========   ===========   ============   ============
NET ASSET VALUES, offering and
  redemption price per share ....                 $1.05         $0.98          $1.22          $1.24
                                                  =====         =====          =====          =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2002

                                                                                              Mid-Cap
                                            Money Market   All America      Equity Index    Equity Index        Bond
                                                Fund           Fund             Fund            Fund            Fund
                                            ------------   -----------      ------------    ------------        ----
INVESTMENT INCOME AND EXPENSES:
Income:
  Dividends ..............................   $       --    $   6,163,053    $   6,618,609    $  1,310,264    $        --
  Interest ...............................    1,621,817          392,320          225,392         135,923     29,057,248
                                             ----------    -------------    -------------    ------------    -----------
Total income .............................    1,621,817        6,555,373        6,844,001       1,446,187     29,057,248
                                             ----------    -------------    -------------    ------------    -----------
Expenses:
  Investment advisory fees (Note 2) ......      233,979        2,519,920          529,040         159,637      2,112,467
  Accounting and recordkeeping expenses ..       26,503          142,992          120,187          36,364        147,107
  Shareholders reports ...................       18,824          101,564           85,366          25,829         85,366
  Custodian expenses .....................       12,610          104,229           48,762          56,193         10,348
  Directors' (independent) fees
    and expenses .........................       11,868           11,868           11,868          11,868         11,868
  Audit ..................................        4,085           22,041           18,526           5,605         18,526
  Legal and other ........................        2,238           40,351           54,331          18,978         10,149
                                             ----------    -------------    -------------    ------------    -----------
Total expenses before
  reimbursement ..........................      310,107        2,942,965          868,080         314,474      2,395,831
Expense reimbursement ....................      (76,128)        (423,045)        (339,040)       (154,837)      (283,364)
                                             ----------    -------------    -------------    ------------    -----------
  Net Expenses ...........................      233,979        2,519,920          529,040         159,637      2,112,467
                                             ----------    -------------    -------------    ------------    -----------
NET INVESTMENT INCOME ....................    1,387,838        4,035,453        6,314,961       1,286,550     26,944,781
                                             ----------    -------------    -------------    ------------    -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS AND
  FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments
  and futures contracts:
  Net realized gain (loss) on investments          (295)      (8,689,859)      (9,031,583)     (1,088,549)    (7,612,362)
  Net realized gain (loss) on
    futures contracts ....................           --       (2,296,385)      (1,689,445)     (2,704,075)            --
                                             ----------    -------------    -------------    ------------    -----------
                                                   (295)     (10,986,244)     (10,721,028)     (3,792,624)    (7,612,362)
                                             ----------    -------------    -------------    ------------    -----------
Net unrealized appreciation
  (depreciation) of investments
   and futures contracts:

Net unrealized appreciation (depreciation)
  of investments .........................         (182)    (118,809,871)    (106,159,379)    (22,179,581)     8,606,711
Net unrealized appreciation (depreciation)
    of futures contracts .................           --         (158,825)        (160,875)       (154,700)            --
                                             ----------    -------------    -------------    ------------    -----------
                                                   (182)    (118,968,696)    (106,320,254)    (22,334,281)     8,606,711
                                             ----------    -------------    -------------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND FUTURES
  CONTRACTS ..............................         (477)    (129,954,940)    (117,041,282)    (26,126,905)       994,349

                                             ----------    -------------    -------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............   $1,387,361    $(125,919,487)   $(110,726,321)   $(24,840,355)   $27,939,130
                                             ==========    =============    =============    ============    ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2002

                                                                                         Aggressive
                                            Short-Term      Mid-Term       Composite       Equity
                                             Bond Fund      Bond Fund         Fund          Fund
                                            -----------     ---------     ------------   -----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ..........................     $       --      $       --    $  1,782,184    $  1,647,564
   Interest ...........................      1,155,404       2,493,120       7,819,178         322,631
                                            ----------      ----------    ------------    ------------
Total income ..........................      1,155,404       2,493,120       9,601,362       1,970,195
                                            ----------      ----------    ------------    ------------
Expenses:
  Investment advisory fees (Note 2) ...        124,836         270,792       1,239,881       2,327,939
  Accounting and recordkeeping
    expenses ..........................         34,628          30,262          93,470          77,659
  Shareholders reports ................          4,816          10,944          49,906          55,160
  Custodian expenses ..................         17,188           9,005          36,152          41,650
  Directors' (independent) fees and
    expenses ..........................         11,868          11,868          11,868          11,868
  Audit ...............................          1,045           2,375          10,831          11,971
  Legal and other .....................            573           1,302           5,933           6,557
                                            ----------      ----------    ------------    ------------
Total expenses before reimbursement ...        194,954         336,548       1,448,041       2,532,804
Expense reimbursement .................        (70,118)        (65,756)       (208,160)       (204,865)
                                            ----------      ----------    ------------    ------------
  Net Expenses ........................        124,836         270,792       1,239,881       2,327,939
                                            ----------      ----------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ..........      1,030,568       2,222,328       8,361,481        (357,744)
                                            ----------      ----------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments          1,123       1,272,856     (20,107,603)    (43,255,000)

Net unrealized appreciation
  (depreciation) of investments .......         42,798       1,603,019      (7,739,623)    (18,428,678)
                                            ----------      ----------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS ...............         43,921       2,875,875     (27,847,226)    (61,683,678)
                                            ----------      ----------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...........     $1,074,489      $5,098,203    $(19,485,745)   $(62,041,422)
                                            ==========      ==========    ============    ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                            Money Market Fund             All America Fund              Equity Index Fund
                                        -------------------------     -------------------------      -------------------------
                                          2002             2001          2002            2001           2002             2001
                                        --------        ---------     ----------      ---------      ---------         --------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income .........   $   1,387,838   $   4,944,640   $   4,035,453   $   4,540,925    $   6,314,961    $   5,645,785
  Net realized gain (loss) on
    investments and
    futures contracts ...........            (295)          5,320     (10,986,244)    (17,741,611)     (10,721,028)       8,853,086
  Unrealized appreciation
    (depreciation) of
    investments and futures
    contracts ...................            (182)             68    (118,968,696)   (118,583,144)    (106,320,254)     (73,724,507)
                                    -------------   -------------   -------------   -------------    -------------    -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS ...............       1,387,361       4,950,028    (125,919,487)   (131,783,830)    (110,726,321)     (59,225,636)
                                    -------------   -------------   -------------   -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (Note 4):
  Net proceeds from sale
    of shares ...................     111,407,357     164,229,606      99,421,733     146,135,787      217,527,425      253,978,489
  Dividends reinvested ..........       1,424,275       4,919,275       4,171,220       2,469,600        6,935,147       15,368,023
  Cost of shares redeemed .......    (114,053,883)   (215,609,025)   (181,467,582)   (180,808,800)    (229,279,235)
  Dividend distributions ........      (1,424,275)     (4,919,275)     (4,171,220)     (2,469,600)      (6,935,147)     (15,368,023)
                                    -------------   -------------   -------------   -------------    -------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS ............      (2,646,526)    (51,379,419)    (56,832,758)    (35,331,795)      36,718,625       24,699,254
                                    -------------   -------------   -------------   -------------    -------------    -------------
INCREASE (DECREASE) IN
  NET ASSETS ....................      (1,259,165)    (46,429,391)  (182,752,245)    (167,115,625)    (74,007,696)     (34,526,382)
NET ASSETS, BEGINNING OF
  YEAR ..........................      94,469,030     140,898,421     603,550,791     770,666,416      464,405,851      498,932,233
                                    -------------   -------------   -------------   -------------    -------------    -------------
NET ASSETS, END OF YEAR .........   $  93,209,865   $  94,469,030   $ 420,798,546   $ 603,550,791    $ 390,398,155    $ 464,405,851
                                    =============   =============   =============   =============    =============    =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ...............   $  93,172,545   $  94,305,853   $ 436,707,265   $ 494,567,228    $ 474,202,601    $ 442,651,661
  Accumulated undistributed net
    investment income (loss) ....          52,064         176,424      (1,935,558)       (781,420)         187,361         (280,478)
  Accumulated undistributed net
    realized gain (loss) on
    investments and futures
    contracts ...................         (14,630)        (13,315)    (30,187,275)    (21,546,711)     (12,652,468)     (12,946,247)
  Unrealized appreciation
    (depreciation) of investments
     and futures contracts ......            (114)             68      12,342,998     131,311,694      (71,339,339)      34,980,915
                                    -------------   -------------   -------------   -------------    -------------    -------------
NET ASSETS, END OF YEAR .........   $  93,209,865   $  94,469,030   $ 420,798,546   $ 603,550,791    $ 390,398,155    $ 464,405,851
                                    =============   =============   =============   =============    =============    =============

                                                Mid-Cap                                                    Short-Term
                                           Equity Index Fund                 Bond Fund                      Bond Fund
                                        -------------------------     -------------------------      -------------------------
                                          2002             2001          2002            2001           2002             2001
                                        --------        ---------     ----------      ---------      ---------         --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..........   $   1,286,550   $   1,142,086   $  26,944,781   $  35,069,777   $   1,030,568    $     855,944
  Net realized gain (loss) on
    investments and futures
    contracts ....................      (3,792,624)       (376,408)     (7,612,362)      3,707,966           1,123            4,804
  Unrealized appreciation
    (depreciation) of
    investments and futures
    contracts ....................     (22,334,281)     (2,380,945)      8,606,711       3,467,687          42,798          178,168
                                     -------------   -------------   -------------   -------------   -------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS ................     (24,840,355)     (1,615,267)     27,939,130      42,245,430       1,074,489        1,038,916
                                     -------------   -------------   -------------   -------------   -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (Note 4):
  Net proceeds from sale
    of shares ....................     188,970,851     138,108,085      64,814,871      49,270,527      25,227,864        9,881,691
  Dividends reinvested ...........       2,235,481       2,599,237      35,334,711      35,837,983       1,025,375          844,118
  Cost of shares redeemed ........    (162,199,591)   (118,754,034)    (60,288,050)   (200,242,000)     (4,893,304)      (6,941,623)
  Dividend distributions .........      (2,235,481)     (2,599,237)    (35,334,711)    (35,837,983)     (1,025,375)        (844,118)
                                     -------------   -------------   -------------   -------------   -------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS .....      26,771,260      19,354,051       4,526,821    (150,971,473)     20,334,560        2,940,068
                                     -------------   -------------   -------------   -------------   -------------    -------------
INCREASE (DECREASE) IN
  NET ASSETS .....................       1,930,905      17,738,784      32,465,951    (108,726,043)     21,409,049        3,978,984
NET ASSETS, BEGINNING
  OF YEAR ........................     112,420,136      94,681,352     404,298,057     513,024,100      16,461,056       12,482,072
                                    -------------   -------------   -------------   -------------    -------------    -------------
NET ASSETS, END OF YEAR ..........   $ 114,351,041   $ 112,420,136   $ 436,764,008   $ 404,298,057   $  37,870,105    $  16,461,056
                                     =============   =============   =============   =============   =============    =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ................   $ 141,341,406   $ 112,334,665   $ 460,525,619   $ 425,793,257   $  37,631,420    $  16,276,900
  Accumulated undistributed
  net investment income (loss) ...       1,286,550          11,514         551,850        (809,793)         24,350           20,852
  Accumulated undistributed
    net realized gain (loss)
    on investments and
    futures contracts ............      (6,804,071)       (787,480)    (13,489,954)     (1,255,189)        (73,449)         (81,682)
  Unrealized appreciation
    (depreciation) of
    investments and futures
    contracts ....................     (21,472,844)        861,437     (10,823,507)    (19,430,218)        287,784          244,986
                                     -------------   -------------   -------------   -------------   -------------    -------------
NET ASSETS, END OF YEAR ..........   $ 114,351,041   $ 112,420,136   $ 436,764,008   $ 404,298,057   $  37,870,105    $  16,461,056
                                     =============   =============   =============   =============   =============    =============


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                STATEMENTS OF CHANGES IN NET ASSETS (Continued)
                        For the Years Ended December 31,

                                                 Mid-Term
                                                 Bond Fund                  Composite Fund            Aggressive Equity Fund
                                        -------------------------     -------------------------      -------------------------
                                          2002             2001          2002            2001           2002             2001
                                        --------        ---------     ----------      ---------      ---------         --------
INCREASE (DECREASE) IN
  NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) ..   $  2,222,328    $  1,446,122    $   8,361,481   $  10,965,205   $    (357,744)   $     510,079
  Net realized gain (loss)
    on investments ..............      1,272,856            (846)     (20,107,603)    (50,258,342)    (43,255,000)     (20,820,418)
  Unrealized appreciation
    (depreciation) of
    investments .................      1,603,019         715,863       (7,739,623)      2,745,469     (18,428,678)     (12,494,273)
                                    ------------    ------------    -------------   -------------   -------------    -------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS ...............      5,098,203       2,161,139      (19,485,745)    (36,547,668)    (62,041,422)     (32,804,612)
                                    ------------    ------------    -------------   -------------   -------------    -------------
CAPITAL SHARE TRANSACTIONS
  (Note 4):
  Net proceeds from sale
    of shares ...................     71,737,909      39,211,843        6,680,632       6,729,975     130,661,614      104,114,227
  Dividends reinvested ..........      2,205,615       1,432,835        8,256,558      10,970,845              --        1,291,539
  Cost of shares redeemed .......    (33,349,984)    (11,449,046)     (34,254,770)    (39,032,889)   (125,471,772)     (85,842,124)
  Dividend distributions ........     (2,205,615)     (1,432,835)      (8,256,558)    (10,970,845)             --       (1,291,539)
                                    ------------    ------------    -------------   -------------   -------------    -------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM
  CAPITAL SHARE TRANSACTIONS ....     38,387,925      27,762,797      (27,574,138)    (32,302,914)      5,189,842       18,272,103
                                    ------------    ------------    -------------   -------------   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS     43,486,128      29,923,936      (47,059,883)    (68,850,582)    (56,851,580)     (14,532,509)
NET ASSETS, BEGINNING OF YEAR ...     44,123,838      14,199,902      272,089,529     340,940,111     294,617,371      309,149,880
                                    ------------    ------------    -------------   -------------   -------------    -------------
NET ASSETS, END OF YEAR .........   $ 87,609,966    $ 44,123,838    $ 225,029,646   $ 272,089,529   $ 237,765,791    $ 294,617,371
                                    ============    ============    =============   =============   =============    =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ...............   $ 85,854,542    $ 45,335,101    $ 299,425,370   $ 322,943,812   $ 305,932,167    $ 301,237,682
  Accumulated undistributed
    net investment
    income (loss) ...............         30,000         (59,024)       4,550,800       5,081,501              --         (283,842)
  Accumulated undistributed
    net realized gain (loss)
    on investments ..............         77,856      (1,196,788)     (72,439,732)    (57,168,615)    (67,830,821)     (24,429,592)
  Unrealized appreciation
    (depreciation) of investments      1,647,568          44,549       (6,506,792)      1,232,831        (335,555)      18,093,123
                                    ------------    ------------    -------------   -------------   -------------    -------------
NET ASSETS, END OF YEAR .........   $ 87,609,966    $ 44,123,838    $ 225,029,646   $ 272,089,529   $ 237,765,791    $ 294,617,371
                                    ============    ============    =============   =============   =============    =============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

      Income from investment operations and distributions per share for a Fund share outstanding throughout each of the previous five years ended December 31, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to the Funds are presented below.

                                                                                            Money Market Fund
                                                                              ------------------------------------------------
                                                                                          Years Ended December 31,
                                                                              ------------------------------------------------
                                                                               2002      2001      2000       1999      1998
                                                                              -------   -------   -------    -------   -------
Net Asset Value, Beginning of Year ........................................   $  1.19   $  1.20   $  1.19    $  1.18   $  1.18
                                                                              -------   -------   -------    -------   -------
Income From Investment Operations:
   Net Investment Income ..................................................      0.02      0.07      0.07       0.06      0.06
   Net Gains or (Losses) on Securities realized and
     unrealized ...........................................................        --     (0.01)       --         --        --
                                                                              -------   -------   -------    -------   -------
Total From Investment Operations ..........................................      0.02      0.06      0.07       0.06      0.06
                                                                              -------   -------   -------    -------   -------
Less: Dividend Distributions: ~From Net Investment Income .................     (0.02)    (0.07)    (0.06)     (0.05)    (0.06)
                                                                              -------   -------   -------    -------   -------
Total Distributions .......................................................     (0.02)    (0.07)    (0.06)     (0.05)    (0.06)
                                                                              -------   -------   -------    -------   -------
Net Asset Value, End of Year ..............................................   $  1.19   $  1.19   $  1.20    $  1.19   $  1.18
                                                                              =======   =======   =======    =======   =======

Total Return (%)(b) .......................................................       1.5       3.9       6.2        5.1       5.4

Net Assets, End of Year ($ millions) ......................................        93        94       141         74        81

Ratio of Expenses to Average Net Assets after Expense Reimbursement (%)(c)       0.25      0.25      0.25       0.25      0.25

Ratio of Net Investment Income to Average Net Assets (%) ..................      1.48      4.12      6.17       4.93      5.26

Portfolio Turnover Rate(a) ................................................       N/A       N/A       N/A        N/A       N/A

----------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002, the expense ratio before the Adviser's expense reimbursement to the Fund is .33%. The Adviser has contractually agreed to limit the Fund's expense, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.
N/A=Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                                All America Fund
                                                                              ---------------------------------------------------
                                                                                             Years Ended December 31,
                                                                              ---------------------------------------------------
                                                                               2002        2001      2000       1999       1998
                                                                              -------    -------    -------    -------    -------
Net Asset Value, Beginning of Year ........................................   $  2.09    $  2.54    $  3.37    $  2.90    $  2.71
                                                                              -------    -------    -------    -------    -------
Income From Investment Operations:
   Net Investment Income ..................................................      0.03       0.02       0.03       0.02       0.03
   Net Gains or (Losses) on Securities realized and
      unrealized ..........................................................     (0.50)     (0.46)     (0.19)      0.72       0.54
                                                                              -------    -------    -------    -------    -------
Total From Investment Operations ..........................................     (0.47)     (0.44)     (0.16)      0.74       0.57
                                                                              -------    -------    -------    -------    -------
Less Dividend Distributions:
   From Net Investment Income .............................................     (0.02)     (0.01)     (0.02)     (0.03)     (0.03)
   From Capital Gains .....................................................        --         --      (0.65)     (0.24)     (0.35)
                                                                              -------    -------    -------    -------    -------
Total Distributions .......................................................     (0.02)     (0.01)     (0.67)     (0.27)     (0.38)
                                                                              -------    -------    -------    -------    -------
Net Asset Value, End of Year ..............................................   $  1.60    $  2.09    $  2.54    $  3.37    $  2.90
                                                                              =======    =======    =======    =======    =======

Total Return (%)(b) .......................................................     -22.4      -17.4       -5.0       25.8       21.3

Net Assets, End of Year ($ millions) ......................................       421        604        771        886        732

Ratio of Expenses to Average Net Assets after Expense
   Reimbursement (%)(c)....................................................      0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%) ..................      0.80       0.70       0.64       0.73       0.84

Portfolio Turnover Rate (%)(a) ............................................     85.27      75.93      90.00      30.03      40.47

----------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002, the expense ratio before the Adviser's expense reimbursement to the Fund is .58%. The Adviser has contractually agreed to limit the Fund's expense, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                       Equity Index Fund                      Mid-Cap Equity Index Fund
                                        -----------------------------------------------   ------------------------------------
                                                     Years Ended December 31,                  Years Ended December 31,
                                        -----------------------------------------------   ------------------------------------
                                         2002       2001      2000     1999       1998     2002       2001     2000     1999(b)
                                        -------   -------   -------   -------   -------   -------   -------   -------  -------
Net Asset Value, Beginning of
   Period/Year .......................  $  2.02   $  2.37   $  2.88   $  2.45   $  2.08   $  1.16   $  1.21   $  1.11  $  1.00
                                        -------   -------   -------   -------   -------   -------   -------   -------  -------

Income From Investment Operations:
   Net Investment Income .............     0.03      0.03      0.06      0.03      0.03      0.01      0.01      0.02     0.01
                                        -------   -------   -------   -------   -------   -------   -------   -------  -------
   Net Gains or (Losses) on Securities
     realized and unrealized .........    (0.48)    (0.31)    (0.32)     0.48      0.54     (0.18)    (0.03)     0.17     0.11
                                        -------   -------   -------   -------   -------   -------   -------   -------  -------
Total From Investment Operations .....    (0.45)    (0.28)    (0.26)     0.51      0.57     (0.17)    (0.02)     0.19     0.12
                                        -------   -------   -------   -------   -------   -------   -------   -------  -------
Less Dividend Distributions:
   From Net Investment Income ........    (0.03)    (0.03)    (0.03)    (0.03)    (0.03)       --     (0.01)    (0.01)   (0.01)
   From Capital Gains ................       --     (0.04)    (0.22)    (0.05)    (0.19)    (0.02)    (0.02)    (0.08)      --
                                        -------   -------   -------   -------   -------   -------   -------   -------  -------
Total Distributions ..................    (0.03)    (0.07)    (0.25)    (0.08)    (0.20)    (0.02)    (0.03)    (0.09)   (0.01)
                                        =======   =======   =======   =======   =======   =======   =======   =======  =======
Net Asset Value, End of Period/Year ..  $  1.54   $  2.02   $  2.37   $  2.88   $  2.45   $  0.97   $  1.16   $  1.21  $  1.11
                                        =======   =======   =======   =======   =======   =======   =======   =======  =======

Total Return (%)(d) ..................    -22.1     -12.2      -9.0      20.6      28.6     -15.2      -1.1      16.7     11.8(f)

Net Assets, End of Period/Year
   ($ millions) ......................      390       464       499       583       411       114       112        95       34

Ratio of Expenses to Average
   Net Assets after Expense
   Reimbursement (%)(e) ..............     0.13      0.13      0.13      0.13      0.13      0.13      0.13      0.13     0.13(a)

Ratio of Net Investment Income to
   Average Net Assets (%) ............     1.49      1.24      1.09      1.34      1.57      1.00      1.13      1.65     1.70(a)

Portfolio Turnover Rate (%)(c) .......     7.36     10.06     10.78      6.89     11.68     28.11     34.78     50.10    31.67

----------
(a) Annualized.
(b) Commenced operations May 3, 1999.
(c) Portfolio turnover rate excludes all short-term securities.
(d) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(e) Expense ratios as presented are limited to each Fund's investment advisory fee. In 2002, the expense ratio before the Adviser's expense reimbursement to the Equity Index Fund and Mid-Cap Equity Index Fund is .20% and .25%, respectively. The Adviser has contractually agreed to limit each Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Funds.
(f) Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                Bond Fund
                                                                -----------------------------------------------
                                                                           Years Ended December 31,
                                                                -----------------------------------------------
                                                                  2002      2001      2000      1999     1998
                                                                -------   -------   -------   -------   -------
Net Asset Value, Beginning of Year ...........................  $  1.30   $  1.31   $  1.30   $  1.42   $  1.43
                                                                -------   -------   -------   -------   -------
Income From Investment Operations:
  Net Investment Income ......................................     0.09      0.13      0.15      0.10      0.10
  Net Gains or (Losses) on Securities realized and unrealized    (0.01)    (0.01)    (0.04)    (0.12)        --
                                                                -------   -------   -------   -------   -------
Total From Investment Operations .............................     0.08      0.12      0.11     (0.02)     0.10
                                                                -------   -------   -------   -------   -------
Less Dividend Distributions:
   From Net Investment Income ................................    (0.08)    (0.13)    (0.10)    (0.10)    (0.10)
   From Capital Gains ........................................    (0.03)       --        --        --     (0.01)
                                                                -------   -------   -------   -------   -------
Total Distributions ..........................................    (0.11)    (0.13)    (0.10)    (0.10)    (0.11)
                                                                -------   -------   -------   -------   -------
Net Asset Value, End of Year .................................  $  1.27   $  1.30   $  1.31   $  1.30   $  1.42
                                                                =======   =======   =======   =======   =======

Total Return (%)(b) ..........................................      6.8       8.7       8.9      -1.9       7.2

Net Assets, End of Year ($ millions) .........................      437       404       513       466       465

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) .......................................     0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income to Average Net Assets (%) .....     6.38      7.19      7.40      7.11      6.73

Portfolio Turnover Rate (%)(a) ...............................    76.91      9.25     18.42     29.32     21.60

----------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002, the expense ratio before the Adviser's expense reimbursement to the Fund is .57%. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                             Short-Term Bond Fund
                                                                             ----------------------------------------------------
                                                                                           Years Ended December 31,
                                                                             ----------------------------------------------------
                                                                               2002       2001       2000       1999       1998
                                                                             --------   --------   --------   --------   --------
Net Asset Value, Beginning of Year ........................................  $   1.03   $   1.01   $   0.99   $   1.03   $   1.02
                                                                             --------   --------   --------   --------   --------
Income From Investment Operations:
   Net Investment Income ..................................................      0.03       0.06       0.09       0.09       0.05
   Net Gains or (Losses) on Securities realized
      and unrealized .......................................................     0.02       0.02      (0.01)     (0.04)      0.01
                                                                             --------   --------   --------   --------   --------
Total From Investment Operations ..........................................      0.05       0.08       0.08       0.05       0.06
                                                                             --------   --------   --------   --------   --------
Less Dividend Distributions:
   From Net Investment Income .............................................     (0.03)     (0.06)     (0.06)     (0.09)     (0.05)
   From Capital Gains .....................................................        --         --         --         --         --
                                                                             --------   --------   --------   --------   --------
Total Distributions .......................................................     (0.03)     (0.06)     (0.06)     (0.09)     (0.05)
                                                                             --------   --------   --------   --------   --------
Net Asset Value, End of Year ..............................................  $   1.05   $   1.03   $   1.01   $   0.99   $   1.03
                                                                             ========   ========   ========   ========   ========

Total Return (%)(b) .......................................................       5.0        7.4        7.8        4.2        5.7

Net Assets, End of Year ($ millions) ......................................        38         16         12         12         22

Ratio of Expenses to Average Net Assets after Expense
   Reimbursement (%)(c)....................................................      0.50       0.50       0.50       0.50       0.50

Ratio of Net Investment Income to Average Net Assets (%) ..................      4.19       5.79       6.10       5.48       5.46

Portfolio Turnover Rate (%)(a) ............................................     38.75      60.13      45.01      44.68      91.35

----------
(a) Portfolio turnover rate excludes all short-term securities.

(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002, the expense ratio before the Adviser's expense reimbursement to the Fund is .79%. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                          Mid-Term Bond Fund
                                                                             --------------------------------------------
                                                                                        Years Ended December 31,
                                                                             --------------------------------------------
                                                                              2002      2001     2000     1999     1998
                                                                             -------   -------  -------  -------  -------

Net Asset Value, Beginning of Year ........................................  $  0.91   $  0.85  $  0.87  $  0.91  $  0.90
                                                                             -------   -------  -------  -------  -------
Income From Investment Operations:
   Net Investment Income ..................................................     0.03      0.03     0.08     0.05     0.05
   Net Gains or (Losses) on Securities realized and unrealized ............     0.07      0.06    (0.05)   (0.04)    0.01
                                                                             -------   -------  -------  -------  -------
Total From Investment Operations ..........................................     0.10      0.09     0.03     0.01     0.06
                                                                             -------   -------  -------  -------  -------
Less Dividend Distributions:
   From Net Investment Income .............................................    (0.03)    (0.03)   (0.05)   (0.05)   (0.05)
   From Capital Gains .....................................................       --        --       --       --       --
                                                                             -------   -------  -------  -------  -------
Total Distributions .......................................................    (0.03)    (0.03)   (0.05)   (0.05)   (0.05)
                                                                             -------   -------  -------  -------  -------
Net Asset Value, End of Year ..............................................  $  0.98   $  0.91  $  0.85  $  0.87  $  0.91
                                                                             =======   =======  =======  =======  =======

Total Return (%)(b) .......................................................      9.7      10.4      4.8      1.4      6.4

Net Assets, End of Year ($ millions) ......................................       88        44       14       13       15

Ratio of Expenses to Average Net Assets after Expense
   Reimbursement (%)(c)....................................................     0.50      0.50     0.50     0.50     0.50

Ratio of Net Investment Income to Average Net Assets (%) ..................     4.11      5.16     6.26     5.75     5.76

Portfolio Turnover Rate (%)(a) ............................................   106.79      6.38    10.57    10.28    23.09

----------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002, the expense ratio before the Adviser's expense reimbursement to the Fund is .62%. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                       Composite Fund
                                                          ----------------------------------------------
                                                                    Years Ended December 31,
                                                          ----------------------------------------------
                                                           2002      2001      2000      1999      1998
                                                          -------   -------   -------   -------   -------
Net Asset Value, Beginning of Year .....................  $  1.37   $  1.60   $  1.91   $  1.78   $  1.62
                                                          -------   -------   -------   -------   -------
Income From Investment Operations:
   Net Investment Income ...............................     0.02      0.06      0.10      0.06      0.07

   Net Gains or (Losses) on Securities realized
      and unrealized ...................................    (0.13)    (0.23)    (0.11)     0.21      0.17
                                                          -------   -------   -------   -------   -------

Total From Investment Operations .......................    (0.11)    (0.17)    (0.01)     0.27      0.24
                                                          -------   -------   -------   -------   -------
Less Dividend Distributions:
   From Net Investment Income ..........................    (0.02)    (0.04)    (0.07)    (0.06)    (0.07)

   From Capital Gains ..................................    (0.02)    (0.02)    (0.23)    (0.08)    (0.01)
                                                          -------   -------   -------   -------   -------
Total Distributions ....................................    (0.04)    (0.06)    (0.30)    (0.14)    (0.08)
                                                          -------   -------   -------   -------   -------
Net Asset Value, End of Year ...........................  $  1.22   $  1.37   $  1.60   $  1.91   $  1.78
                                                          =======   =======   =======   =======   =======

Total Return (%)(b) ....................................     -7.5       -11      -0.5      15.2      14.5

Net Assets, End of Year ($ millions) ...................      225       272       341       364       336

Ratio of Expenses to Average Net Assets after Expense
    Reimbursement (%)(c) ...............................     0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income to Average Net Assets (%)     3.37      3.64      3.36      3.23      3.68

Portfolio Turnover Rate (%)(a) .........................   204.99    248.42    161.01     99.41     73.85

----------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002, the expense ratio before the Adviser's expense reimbursement to the Fund is .58%. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                        Aggressive Equity Fund
                                                                ----------------------------------------------
                                                                           Years Ended December 31,
                                                                ----------------------------------------------
                                                                  2002     2001      2000      1999     1998
                                                                -------   -------   -------   -------  -------
Net Asset Value, Beginning of Year ...........................  $  1.56   $  1.76   $  2.16   $  1.51  $  1.61
                                                                -------   -------   -------   -------  -------

Income From Investment Operations:
   Net Investment Income .....................................       --        --      0.01        --       --

   Net Gains or (Losses) on Securities realized and unrealized    (0.32)    (0.19)    (0.04)     0.65    (0.09)
                                                                -------   -------   -------   -------  -------
Total From Investment Operations .............................    (0.32)    (0.19)    (0.03)     0.65    (0.09)
                                                                -------   -------   -------   -------  -------
Less Dividend Distributions:
   From Net Investment Income ................................       --     (0.01)    (0.01)       --       --

   From Capital Gains ........................................       --        --     (0.36)       --    (0.01)
                                                                -------   -------   -------   -------  -------
Total Distributions ..........................................       --     (0.01)    (0.37)       --    (0.01)
                                                                -------   -------   -------   -------  -------

Net Asset Value, End of Year .................................  $  1.24   $  1.56   $  1.76   $  2.16  $  1.51
                                                                =======   =======   =======   =======  =======

Total Return (%)(b) ..........................................    -20.5     -10.6      -1.2      43.3     -5.1

Net Assets, End of Year ($ millions) .........................      238       295       309       278      205

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) .......................................     0.85      0.85      0.85      0.85     0.85

Ratio of Net Investment Income to Average Net Assets (%) .....    -0.13      0.18      0.61      0.01     0.18

Portfolio Turnover Rate (%)(a) ...............................   204.53    221.49    162.44    134.62   144.05

----------
(a) Portfolio turnover rate excludes all short-term securities.
(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).
(c) Expense ratios as presented are limited to the Fund's investment advisory fee. In 2002, the expense ratio before the Adviser's expense reimbursement to the Fund is .92%. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently nine Funds: a Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, and Aggressive Equity Fund.

      Investment Company shares are issued only to Mutual of America Life, and, on a limited basis, to The American Life Insurance Company of New York, for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which is in conformity with accounting principles generally accepted in the United States:

      Security Valuation -- Investment securities are valued as follows:

            Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

            Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

            Short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

      Investment Transactions -- Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

      Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-7% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Investment   Income  --  Interest   income,   accretion  of  discount  and
amortization of premium are recorded on an accrual basis daily. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

      Distributions to Shareholders ("Dividends") -- Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income and to distribute net realized gains, if any, on an annual basis, in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

      Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      At December 31, 2002, certain funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations. In addition, All America, Mid-Cap Equity Index, Bond, Short-Term Bond, Composite and Aggressive Equity Funds generated post-October 31, 2002, net capital losses of $954,296, $406,457, $13,570,983, $2,665,
$1,273,481 and $3,121,427 respectively, which, if unused, will expire on December 31, 2011.

                                                                                                 Mid-Cap
                                           Money          All America       Equity Index       Equity Index        Bond
Expiring on December 31,                Market Fund          Fund              Fund               Fund             Fund
------------------------                -----------      -----------        -----------        -----------      -----------
2003...............................       $   2,032      $          0       $          0        $         0      $         0
2004...............................              81                 0                  0                  0                0
2005...............................           3,447                 0                  0                  0                0
2006...............................           2,238                 0                  0                  0                0
2007...............................           1,434                 0                  0                  0                0
2008...............................           5,103                 0                  0                  0                0
2009...............................               0        17,053,220                  0                  0                0
2010...............................             295        10,260,821         10,863,637          3,308,359                0
                                          ---------      ------------       ------------        -----------      -----------
  Total............................       $  14,630      $ 27,314,041       $ 10,863,637        $ 3,308,359      $         0
                                          =========       ===========        ===========        ===========      ===========

                                          Short-Term       Mid-Term                             Aggressive
Expiring on December 31                   Bond Fund        Bond Fund        Composite Fund      Equity Fund
------------------                        ---------       -----------       --------------      -----------
2003..............................        $       0       $         0       $          0       $          0
2004..............................                0                 0                  0                  0
2005..............................                0                 0                  0                  0
2006..............................                0                 0                  0                  0
2007..............................           70,693                 0                  0                  0
2008..............................              101                 0                  0                  0
2009..............................                0                 0         50,723,654         23,033,405
2010..............................                0                 0         20,370,618         41,033,418
                                          ---------       -----------       ------------       ------------
  Total...........................        $  70,794       $         0       $ 71,094,272       $ 64,066,823
                                          =========       ===========       ============       ============

2.  EXPENSES

      The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES (CONTINUED)

net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund.

      Under a Sub-Advisory Agreement for the All America Fund, the Adviser has delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreement.

      The Adviser contractually limits the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. This expense limitation remains in effect through 2003 and continues into the successive calendar year unless the Adviser gives adequate notice to terminate or modify its expense limitation policy.

3.  PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended December 31, 2002 was as follows:

                                                                                 Mid-Cap
                                         All America        Equity Index       Equity Index           Bond
                                            Fund                Fund              Fund                Fund
                                         -----------        ------------       ------------       ------------
Cost of investment purchases ........    $411,088,400       $ 64,049,048       $ 60,131,057       $491,081,465
                                         ============       ============       ============       ============
Proceeds from sales of investments...    $460,094,607       $ 30,229,194       $ 33,807,033       $311,482,208
                                         ============       ============       ============       ============

                                          Short-Term         Mid-Term            Composite         Aggressive
                                           Bond Fund         Bond Fund            Fund            Equity Fund
                                         ------------       -----------        ------------       -----------
Cost of investment purchases.........    $ 30,648,991       $94,960,751        $511,028,943       $554,330,702
                                         ============       ===========        ============       ============
Proceeds from sales of investments...    $ 8,937,258        $54,982,116        $472,366,607       $523,775,984
                                         ============       ===========        ============       ============


      The cost of short-term security purchases for the Money Market Fund for the period was $1,083,023,880; net proceeds from sales and redemptions for the period were $1,085,812,573.

      The  components  of  net   unrealized   appreciation   (depreciation)   of
investments for Federal income tax purposes at December 31, 2002, for each of the funds were as follows:

                                                                                 Mid-Cap
                                  Money        All America     Equity Index    Equity Index       Bond
                               Market Fund        Fund            Fund            Fund            Fund
                              -------------   -------------   -------------   -------------   -------------
Unrealized Appreciation ..    $           0   $  85,237,535   $  33,830,994   $   7,475,375   $  17,360,860
Unrealized Depreciation ..             (114)    (74,811,475)   (106,959,164)    (32,037,385)    (28,184,367)
                              -------------   -------------   -------------   -------------   -------------
   Net....................             (114)     10,426,060     (73,128,170)    (24,562,010)    (10,823,507)
                              =============   =============   =============   =============   =============
Cost of Investments ......    $  93,207,384   $ 410,655,243   $ 462,912,084   $ 138,801,862   $ 443,002,523
                              =============   =============   =============   =============   =============

                                                    Short-Term        Mid-Term         Composite         Aggressive
                                                     Bond Fund        Bond Fund          Fund           Equity Fund
                                                   -------------    -------------    -------------     -------------
Unrealized Appreciation .......................    $     412,019    $   1,732,060    $   5,532,387     $   8,758,478
Unrealized Depreciation .......................         (124,235)         (84,492)     (12,111,158)       (9,736,604)
                                                   -------------    -------------     ------------     -------------
   Net ........................................          287,784        1,647,568       (6,578,771)         (978,126)
                                                   =============    =============     ============     =============
Cost of Investments ...........................    $  37,365,806    $  84,862,672     $230,032,607     $ 240,878,451
                                                   =============    =============     ============     =============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

4.  CAPITAL SHARE ACTIVITY

     The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the nine series of Funds as follows:

                                                        Authorized No. of Shares
                                                       -------------------------
Money Market Fund ........................................     175,000,000
All America Fund .........................................     500,000,000
Equity Index Fund ........................................     325,000,000
Mid-Cap Equity Index Fund ................................     175,000,000
Bond Fund ................................................     450,000,000
Short-Term Bond Fund .....................................      50,000,000
Mid-Term Bond Fund .......................................     125,000,000
Composite Fund ...........................................     300,000,000
Aggressive Equity Fund ...................................     500,000,000
                                                             -------------
    Sub-Total ............................................   2,600,000,000
Shares to be allocated at the discretion
   of the Board of Directors..............................     400,000,000
                                                             -------------
    Total ................................................   3,000,000,000
                                                             =============

Transactions in shares were as follows:

                                              For the Year Ended December 31, 2002
                                   ------------------------------------------------------------
                                                                                      Mid-Cap
                                    Money Market    All America     Equity Index    Equity Index
                                       Fund            Fund            Fund            Fund
                                   ------------    ------------    ------------    ------------
Shares issued ..................     93,272,919      53,341,294     126,159,898     168,753,173
Shares issued to shareholders as
  reinvestment of dividends ....      1,199,888       2,550,082       4,488,179       2,285,254
                                   ------------    ------------    ------------    ------------
Total ..........................     94,472,807      55,891,376     130,648,077     171,038,427
Shares redeemed ................    (95,480,326)    (82,760,449)   (107,801,537)   (149,496,152)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) ........     (1,007,519)    (26,869,073)     22,846,540      21,542,275
                                   ============    ============    ============    ============

                                                      For the Year Ended December 31, 2002
                                    ----------------------------------------------------------------------
                                       Bond         Short-Term       Mid-Term    Composite     Aggressive
                                       Fund         Bond Fund       Bond Fund      Fund        Equity Fund
                                    ----------    -----------    -----------    -----------    -----------
Shares issued ..................    48,894,932     23,729,305     74,479,890      5,163,495     86,383,916
Shares issued to shareholders as
  reinvestment of dividends ....    27,597,376        976,472      2,259,181      6,648,525             --
                                   -----------    -----------    -----------    -----------    -----------
Total ..........................    76,492,308     24,705,777     76,739,071     11,812,020     86,383,916
Shares redeemed ................   (45,221,439)    (4,651,359)   (35,309,529)   (26,366,733)   (83,621,978)
                                   -----------    -----------    -----------    -----------    -----------
Net increase (decrease) ........    31,270,869     20,054,418     41,429,542    (14,554,713)     2,761,938
                                   ===========    ===========    ===========    ===========    ===========

                                              For the Year Ended December 31, 2001
                                    -----------------------------------------------------------
                                                                                     Mid-Cap
                                    Money Market   All America     Equity Index   Equity Index
                                       Fund           Fund             Fund           Fund
                                    -----------   -------------    ------------    ------------
Shares issued ..................    133,593,686      65,864,232     119,265,030     119,693,415
Shares issued to shareholders as
  reinvestment of dividends ....      4,141,789       1,183,429       7,626,489       2,404,728
                                   ------------    ------------    ------------    ------------
Total ..........................    137,735,475      67,047,661     126,891,519     122,098,143
Shares redeemed ................   (175,116,243)    (81,710,600)   (106,691,595)   (103,942,797)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) ........    (37,380,768)    (14,662,939)     20,199,924      18,155,346
                                   ============    ============    ============    ============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

4.  CAPITAL SHARE ACTIVITY (CONTINUED)

                                                         For the Year Ended December 31, 2001
                                   ----------------------------------------------------------------------------
                                       Bond         Short-Term        Mid-Term      Composite      Aggressive
                                       Fund         Bond Fund        Bond Fund         Fund        Equity Fund
                                   ------------    ------------    ------------    ------------   -------------
Shares issued ..................     35,514,577       9,411,379      42,662,858       4,570,288      65,971,187
Shares issued to shareholders as
  reinvestment of dividends ....     27,617,149         821,449       1,568,752       8,019,591         857,329
                                   ------------    ------------    ------------    ------------    ------------
Total ..........................     63,131,726      10,232,828      44,231,610      12,589,879      66,828,516
Shares redeemed ................   (143,399,409)     (6,594,393)    (12,534,499)    (26,788,826)    (54,276,815)
                                   ------------    ------------    ------------    ------------    ------------
Net increase (decrease) ........    (80,267,683)      3,638,435      31,697,111     (14,198,947)     12,551,701
                                   ============    ============    ============    ============    ============

5.  DIVIDENDS

     On December 31, 2002 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income. Additionally, on September 16, 2002 the remaining required distributions relating to 2001 were executed by Internal Revenue Sec. 855(a) elections declared and paid for each of the Funds. All dividend distributions are immediately reinvested in additional shares of each respective Fund. The tax character of the distributions paid during 2002 and 2001 was as follows:

                                                                              Mid-Cap
                                  Money      All America    Equity Index   Equity Index      Bond
                               Market Fund      Fund            Fund           Fund          Fund
                              ------------   -----------    -----------    -----------    -----------
                                     0.00%(a)     100.00%(a)     100.00%(a)     100.00%(a)      0.00%(a)
Ordinary Income (b)
-------------------
  2002 ....................    $1,424,275     $4,171,220     $6,127,600     $  131,585    $27,965,312
  2001 ....................     4,919,275      2,469,600      5,645,785      2,599,237     35,150,150
Long-term capital gains (c)
---------------------------
  2002 ....................             0              0        807,547      2,103,896      7,369,399
  2001 ....................             0              0      9,722,238              0        687,833

                                Short-Term           Mid-Term               Composite            Aggressive
                                 Bond Fund           Bond Fund                Fund               Equity Fund
                                ----------           ----------             -----------          -----------
                                     0.00%(a)            0.00%(a)                21.31(a)              0.00%(a)
Ordinary Income (b)
-------------------
  2002........................  $1,025,375           $2,205,615             $8,256,558             $      0
  2001........................     844,118            1,432,835              7,262,468              810,540
Long-term capital gains (c)
---------------------------
  2002........................           0                    0                      0                    0
  2001........................           0                    0              3,708,377              480,999

----------
Notes:

(a) This amount (if any) represents the percentage of each fund's ordinary income dividends paid during calendar year 2002 that qualify for the corporate dividends received deduction. No distribution paid during 2002 constituted a return of capital for Federal income tax purposes.
(b)     Includes distributions from fund-level net short-term capital gains.
(c) To the extent reported, each fund designates these amounts as capital gain dividends for federal income tax purposes. As of December 31, 2002, the components of accumulated earnings on a tax basis were as follows:

                                                                                            Mid-Cap
                                              Money        All America    Equity Index    Equity Index       Bond
                                           Market Fund        Fund           Fund            Fund            Fund
                                          ------------    ------------    ------------    ------------    ------------
Accumulated undistributed net
  investment income ...................   $     52,064    $  1,935,558    $    187,361    $  1,286,550    $    551,850
Accumulated net realized gain/(loss) on
  investments and futures contracts ...        (14,630)    (27,314,041)    (10,863,637)     (3,308,359)         81,029
Net unrealized appreciation
  (deprecitation) of investments and
  futures contracts ...................           (114)     10,426,060     (73,128,170)    (24,562,010)    (10,823,507)

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5.  DIVIDENDS (CONTINUED)

                                            Short-Term     Mid-Term       Composite      Aggressive
                                            Bond Fund      Bond Fund        Fund         Equity Fund
                                          ------------    ------------   ------------    ------------
Accumulated undistributed net
  investment income ...................   $     24,350    $     30,000   $  4,550,800    $          0
Accumulated net realized gain (loss) on
  investments and futures contracts....        (70,794)         77,856    (71,094,272)    (64,066,823)
Net unrealized appreciation
  (deprecitation) of investments and
  futures contracts ...................       (287,784)      1,647,568     (6,578,771)       (978,126)

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

During the year ended December 31, 2002, each fund reclassified the following book to tax differences [increases (decreases)]:

                                                                                              Mid-Cap
                                               Money       All America     Equity Index    Equity Index       Bond
                                            Market Fund       Fund             Fund            Fund           Fund
                                           ------------    ------------    ------------    ------------   ------------
Accumulated undistributed net
  investment income ....................   $    (87,923)   $  2,852,745    $    280,478    $          0   $    893,912
Accumulated undistributed net realized
  gains(loss) on investments and futures
  contracts ............................         (1,020)      2,345,680      11,822,354               0      4,235,258
                                           ------------    ------------    ------------    ------------   ------------
Paid in capital ........................   $     88,943    $ (5,198,425)   $(12,102,832)   $          0   $ (5,129,170)
                                           ============    ============    ============    ============   ============

                                         Short-Term     Mid-Term       Composite      Aggressive
                                         Bond Fund      Bond Fund         Fund       Equity Fund
                                        -----------    -----------    -----------    -----------
Accumulated undistributed net
  investment income .................   $    (1,695)   $    72,311    $(5,081,051)   $   641,586
Accumulated net realized gain/loss on
  investments and futures contracts..         7,110          1,788      9,282,363       (146,229)
                                        -----------    -----------    -----------    -----------
Paid in capital .................       $    (5,415)   $   (74,099)   $(4,200,862)   $  (495,357)
                                        ===========    ===========    ===========    ===========

These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, and other cumlative adjustments for federal income tax purposes versus financial reporting purposes. Each fund's net assets were not affected by these reclassifications.

                         INDEPENDENT AUDITORS' REPORT

The Board Of Directors and Shareholders
of Mutual of America Investment Corporation:

      We have audited the accompanying statement of assets and liabilities of the Mutual of America Investment Corporation (comprised of: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, ("the Funds")), including the portfolio of investments in securities, as of December 31, 2002, and the related statement of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended December 31, 2001 and financial highlights for each of the years in the four-year period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 20, 2002.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the Funds as of December 31, 2002, and the results of their operations, changes in their net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                    KPMG LLP

New York, New York
February 21, 2003

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

Directors and Officers -- unaudited

     The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o the Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service.

Independent Directors
------------------------------------------------------------------------------------------------------------------------------------
                         Length of                       Principal Occupation(s)                    Other Directorships
Name and Age             Time Served                       in Past Five Years                         Held by Director
====================================================================================================================================
Peter J. Flanagan        since 1992             Consultant and President  Emeritus,                none
age 72                                          Life Insurance  Council of New York,  since
                                                1998; prior thereto, President
===================================================================================================================================
Robert J. McGuire        since 2/00             Attorney and  Consultant,  Morvillo,  Abramowitz,  Emigrant Savings Bank; GAM
age 66                                          Grand,  Iason & Silberberg,  P.C. (law firm),      Funds,  Inc.;  Brazilian  Equity
                                                since January 1998; President,  Police Athletic    Fund (special  litigation
                                                League; President,  Kroll Associates               committee);  Police Athletic
                                                (investigation and consulting) until 1997          League;  Volunteers of Legal
                                                                                                   Service; Office of the Appellate
                                                                                                   Defender; Trump Hotels & Casino
                                                                                                   Resorts; Trustee of Iona College
===================================================================================================================================
George Mertz             since 1989             Retired,  since  September  1994                   none
age 74
===================================================================================================================================
Howard J.  Nolan         since  1989            President  & CEO,  United  Way of San  Antonio     none
age 65                                          & Bexar  County
===================================================================================================================================

Interested Directors
-----------------------------------------------------------------------------------------------------------------------------------
                          Length of                       Principal Occupation(s)                   Other Directorships
Name, Position and Age   Time Served                       in Past Five Years                        Held by Director
===================================================================================================================================
Manfred Altstadt         since 1992             Senior Executive Vice President and Chief          Mutual of America; Mutual of
Senior Executive                                Financial Officer, Mutual of America, Mutual       America Securities Corporation;
Vice President,                                 of America Capital Management  Corporation         Mutual of America Holding
Chief Financial                                 and Mutual of America Holding Company,             Company, Inc.; Fund Director
Officer and Treasurer,                          Inc.; Senior Executive Vice President              and Treasurer, Calvary Hospital;
age 52                                          and Treasurer, Mutual of America Institutional     Director and Treasurer, Orange
                                                Funds, Inc.                                        County Community College
                                                                                                   Educational Foundation
===================================================================================================================================
Dolores Morrissey        since 1989             Chairman & CEO, Mutual of America Securities       Mutual of  America Institutional
President and Chairman,                         Corporation,  since March 2001, and  prior         Funds, Inc.;  Mutual of  America
age 74                                          thereto, President & CEO; President,               Securities Corporation;
                                                Mutual of America Institutional Funds, Inc.        Yorkville Common  Pantry;
                                                                                                   Director and Treasurer, Yorkville
                                                                                                   Christian-Jewish  Council

Ms. Morrissey is considered an "interested person" of the Investment Company because of her position with the Securities Corporation, an affiliate of the Investment Company's Adviser. Mr. Altstadt is an "interested person" as an officer of the Adviser and of affiliates of the Adviser.

Officers -- unaudited
-----------------------------------------------------------------------------------------------------------------------------------
                         Length of                       Principal Occupation(s)                   Other Directorships
Name, Position and Age   Time Served                       in Past Five Years                        Held by Director
===================================================================================================================================
Patrick J. Burns         since 1986             Senior Executive Vice President and General         Mutual of America; Mutual of
Senior Executive                                Counsel, Mutual of America, Mutual of America       America Securities Corporation;
Vice President                                  Capital Management Corporation, Mutual              Mutual of America Holding
and General Counsel,                            of America Securities Corporation,                  Company, Inc.; Irish American
age 56                                          Mutual of America Holding Company,                  Legal and Education Research
                                                Inc. and Mutual of America Institutional            Foundation
                                                Funds, Inc.
===================================================================================================================================
John R. Greed            since 9/97             Executive Vice President and Treasurer,             none
Executive Vice President,                       Mutual of America, Mutual of America
Controller and Chief                            Capital Management Corporation
Accounting Officer,                             and Mutual of America Holding Company,
age 42                                          Inc.; Executive Vice President and Chief
                                                Financial Officer, Mutual of America
                                                Institutional Funds, Inc.
===================================================================================================================================
Deborah S. Becker        since 8/02             Senior Vice President and Associate                 none
Senior Vice President and                       General Counsel, Mutual of America
Secretary, age 47


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MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com